PROSPECTUS

HSBC Investor
Funds

February 28, 2001

HSBC Investor
Limited Maturity Fund

HSBC Investor
Bond Fund

HSBC Investor
New York Tax-Free Bond Fund

HSBC Investor
Balanced Fund

HSBC Investor
Equity Fund

HSBC Investor
Growth and Income Fund

HSBC Investor
Mid-Cap Fund

HSBC Investor
Overseas Equity Fund

HSBC Investor
Opportunity Fund

                     HSBC INVESTOR FUNDS
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPRPOVED OR
DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS
IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.

HSBC Investor Funds                     Table of Contents


                                       [LOGO]  RISK/RETURN SUMMARY AND FUND EXPENSES
------------------------------------------------------------------------------------------------------
Carefully review this                           4  Overview
important section, which                        6  HSBC Investor Limited Maturity Fund
summarizes each Fund's                          9  HSBC Investor Bond Fund
investments, risks, past                       12  HSBC Investor New York Tax-Free Bond Fund
performance, and fees.                         15  HSBC Investor Balanced Fund
                                               17  HSBC Investor Equity Fund
                                               20  HSBC Investor Growth and Income Fund
                                               22  HSBC Investor Mid-Cap Fund
                                               26  HSBC Investor Overseas Equity Fund
                                               29  HSBC Investor Opportunity Fund

                                       [LOGO]  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
------------------------------------------------------------------------------------------------------
Review this section                            32  HSBC Investor Limited Maturity Fund
for information on                             33  HSBC Investor Bond Fund
investment strategies                          34  HSBC Investor New York Tax-Free Bond Fund
and risks.                                     35  HSBC Investor Balanced Fund
                                               36  HSBC Investor Equity Fund
                                               37  HSBC Investor Growth and Income Fund
                                               38  HSBC Investor Mid-Cap Fund
                                               39  HSBC Investor Overseas Equity Fund
                                               40  HSBC Investor Opportunity Fund
                                               41  General Risk Factors: All Funds
                                               42  Specific Risk Factors

                                       [LOGO]  FUND MANAGEMENT
------------------------------------------------------------------------------------------------------
Review this section                            44  The Investment Adviser
for details on                                 46  Portfolio Managers
the people and                                 48  The Distributor and Administrator
organizations who provide                      48  The Two-Tier Fund Structure
services to the Funds.

                                       [LOGO]  SHAREHOLDER INFORMATION
------------------------------------------------------------------------------------------------------
Review this section for                        49  Pricing of Fund Shares
details on how                                 50  Purchasing and Adding to Your Shares
shares are valued,                             52  Selling Your Shares
and how to purchase,                           54  Distribution Arrangements/Sales Charge
sell and exchange shares.                      58  Exchanging Your Shares
This section also describes                    59  Dividends, Distributions and Taxes
related charges, and
payments of dividends
and distributions.

HSBC Investor Funds                     Table of Contents (Continued)


                                       [LOGO]  FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------
Review this section                            60  HSBC Investor Bond Fund
for details on                                 63  HSBC Investor New York Tax-Free Bond Fund
selected financial                             66  HSBC Investor Equity Fund
statements of the Funds.                       69  HSBC Investor Mid-Cap Fund
                                               72  HSBC Investor Overseas Equity Fund
                                               75  HSBC Investor Opportunity Fund

                                       [LOGO]  PRIOR PERFORMANCE OF INVESTMENT SUB-ADVISERS
------------------------------------------------------------------------------------------------------

                                       [LOGO]  TAXABLE EQUIVALENT YIELD TABLES
------------------------------------------------------------------------------------------------------

HSBC Investor Funds
Risk/Return Summary and Fund Expenses   [LOGO]

                                      OVERVIEW

THE FUNDS                             HSBC Investor Funds is a mutual fund family that offers a
                                      variety of separate investment portfolios ('Funds') each
                                      with individual investment objectives and strategies. This prospectus provides you important information about each
                                      Fund.

                                      Each Fund offers three different classes of shares through this prospectus: Class A Shares, Class B Shares, and
                                      Class C Shares. The Funds offer another class of shares
                                      pursuant to a separate prospectus. Each class of shares has different characteristics and is subject to different fees and expenses. The following pages of this prospectus will
                                      highlight these differences. Each Fund's Statement of
                                      Additional Information contains a more detailed discussion of the different classes of shares. Please read this
                                      prospectus and keep it for future reference.

                                      HSBC Investor Funds offers two categories of Funds in this prospectus: Income Funds and Equity Funds. The Income Funds include the HSBC Investor Limited Maturity Fund, HSBC
                                      Investor Bond Fund, and HSBC Investor New York Tax-Free Bond
                                      Fund. The Equity Funds include the HSBC Investor Balanced
                                      Fund, HSBC Investor Equity Fund, HSBC Investor Growth and
                                      Income Fund, HSBC Investor Mid-Cap Fund, HSBC Investor
                                      Overseas Equity Fund, and HSBC Investor Opportunity Fund.
                                      The following pages of this prospectus will highlight the
                                      differences between the two categories of funds and each
                                      Fund.

                                      The investment objective and strategies of each Fund are not fundamental and may be changed without approval of Fund
                                      shareholders. If there is a change in the investment
                                      objective or strategies of a Fund, shareholders should
                                      consider whether the Fund remains an appropriate investment in light of their current financial position and need. There can be no assurance that the investment objective of a Fund will be achieved.

                                      Other important things for you to note:

                                        You may lose money by investing in a Fund

                                        Because the value of each Fund's investments will fluctuate with market conditions, so will the value of your investment in a Fund

                                      AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF HSBC BANK USA
                                      ('HSBC') AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL
                                      DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
                                      AGENCY.

HSBC Investor Funds
Risk/Return Summary and Fund Expenses   [LOGO]

WHO MAY WANT TO INVEST?               INCOME FUNDS

                                      Consider investing in an Income Fund if you are:

                                        Looking to add a monthly income component to your investment portfolio

                                        Seeking higher potential returns than provided by money
                                        market funds

                                        Willing to accept the risks of price and income fluctuations

                                        Investing short-term reserves

                                        Looking to add a monthly tax-exempt income component to your investment portfolio (New York Tax-Free Bond Fund only)

                                      An Income Fund will not be appropriate for anyone:

                                        Investing emergency reserves

                                        Seeking safety of principal

                                        Who does not live in New York (New York Tax-Free Bond Fund only)

                                      EQUITY FUNDS

                                      Consider investing in an Equity Fund if you are:

                                        Seeking a long-term goal such as retirement

                                        Looking to add a growth component to your investment
                                        portfolio

                                        Willing to accept higher risks of investing in the stock
                                        market in exchange for potentially higher long-term returns

                                      An Equity Fund will not be appropriate for anyone:

                                        Seeking monthly income

                                        Pursuing a short-term goal or investing emergency reserves

                                        Seeking safety of principal

HSBC Investor Limited Maturity Funds
Risk/Return Summary and Fund Expenses   [LOGO]


                                      HSBC INVESTOR LIMITED MATURITY FUND

INVESTMENT OBJECTIVE                  The investment objective of the Limited Maturity Fund is to realize above-average total return, consistent with
                                      reasonable risk, through investment primarily in a
                                      diversified investment grade portfolio of U.S. Government
                                      securities, corporate bonds, mortgage-backed securities and other fixed income securities.

PRINCIPAL INVESTMENT                  The Fund seeks to achieve its investment objective by
STRATEGIES                            investing all of its assets in the HSBC Investor Limited
                                      Maturity Portfolio (the 'Portfolio'), which has the same
                                      investment objective as the Fund. This two-tier fund
                                      structure is commonly referred to as a 'master/feeder'
                                      structure because one fund (the Limited Maturity Fund or
                                      'feeder fund') is investing all its assets in a second fund
                                      (the Portfolio or 'master fund'). Fund shareholders bear the expenses of both the Fund and the Portfolio, which may be
                                      greater than other structures. For reasons relating to costs or a change in investment objective, among others, the Fund could switch to another pooled investment company or decide to manage its assets itself. The Fund is currently not
                                      contemplating such a move.

                                      The Portfolio invests primarily in investment grade fixed
                                      income securities (with a stated maturity of less than 10
                                      years) such as U.S. Government securities, corporate debt
                                      securities and commercial paper, mortgage-backed and
                                      asset-backed securities, and similar securities issued by
                                      foreign governments and corporations.

PRINCIPAL INVESTMENT                  Market Risk: The Fund's performance per share will change
RISKS                                 daily based on many factors, including the quality of the
                                      instruments in the Portfolio's investment portfolio,
                                      national and international economic conditions and general market conditions. You could lose money on your investment in the Fund or the Fund could underperform other
                                      investments.

                                      Credit Risk: The Fund could lose money if the issuer of a
                                      fixed income security owned by the Portfolio defaults on its financial obligation.

                                      Interest Rate Risk: Changes in interest rates will affect
                                      the yield and value of the Portfolio's investments in debt securities.

                                      Derivatives Risk: The Portfolio may invest in derivative
                                      instruments (e.g., options and futures contracts) to help
                                      achieve its investment objective. The Portfolio intends to do so primarily for hedging purposes. These investments
                                      could increase the Fund's price volatility or reduce the
                                      return on your investment.

                                      Prepayment Risk: Risk that an issuer will exercise its right to pay principal on an obligation held by the portfolio
                                      (such as an asset-based security) earlier than expected.
                                      This may happen during a period of declining interest rates.
                                      Under these circumstances, the Portfolio may be unable to
                                      recoup all of its initial investment.

HSBC Investor Limited Maturity Funds
Risk/Return Summary and Fund Expenses   [LOGO]


                                      Extension Risk: Risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio
                                      (such as an asset-based security) later than expected. This may happen during a period of rising interest rates.

                                      Foreign Investment Risk: The Portfolio's investments in
                                      foreign securities are riskier than investments in U.S.
                                      securities. Investments in foreign securities may lose value due to unstable international, political and economic
                                      conditions, fluctuations in currency exchange rates, and
                                      lack of adequate company information.

                                      PERFORMANCE BAR CHART AND TABLE

                                      Performance bar chart and table for the Fund are not shown because the Fund did not have a full calendar year of
                                      performance information.

HSBC Investor Limited Maturity Funds
Risk/Return Summary and Fund Expenses   [LOGO]


                                            FEES AND EXPENSES*

As an investor in the HSBC Investor Limited Maturity Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transactions fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     A SHARES   B SHARES   C SHARES
Maximum sales charge (load) on purchases                       4.75%       None       None
--------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)                            None      4.00%      1.00%
--------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                 A SHARES   B SHARES   C SHARES
Management fee                                                 0.40%      0.40%      0.40%
--------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                       0.00%**    0.75%      0.75%
--------------------------------------------------------------------------------------------
    Shareholder servicing fee                                  0.25%      0.25%      0.25%
    Other operating expenses                                   0.55%      0.55%      0.55%
Total other expenses:                                          0.80%      0.80%      0.80%
--------------------------------------------------------------------------------------------
Total Fund operating expenses                                  1.20%      1.95%      1.95%
--------------------------------------------------------------------------------------------
Fee waiver and/or expense reimbursement***                     0.10%      0.10%      0.10%
--------------------------------------------------------------------------------------------
Net operating expenses                                         1.10%      1.85%      1.85%
--------------------------------------------------------------------------------------------

* This table reflects the combined fees for both the Limited Maturity Fund and the Limited Maturity Portfolio.

** There is a 12b-1 plan for Class A shares, which authorizes payments up to 0.25% of the Fund's average daily net assets. To date, no payments under the 12b-1 plan have been made.

*** Pursuant to an expense limitation agreement


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   $10,000 investment

   5% annual return

   no changes in the Fund's operating expenses.

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

EXPENSE EXAMPLE*

                       1      3
                      YEAR   YEARS
CLASS A SHARES        $582   $828
-------------------------------------
CLASS B SHARES
   ASSUMING
   REDEMPTION         $588   $803

   ASSUMING NO
   REDEMPTION         $188   $603
-------------------------------------
CLASS C SHARES
   ASSUMING
   REDEMPTION         $288   $603

   ASSUMING NO
   REDEMPTION         $188   $603
-------------------------------------

* The table reflects the combined fees for both the Limited Maturity Fund and the Limited Maturity Portolio.

HSBC Investor Bond Fund
Risk/Return Summary and Fund Expenses   [LOGO]


                                      HSBC INVESTOR BOND FUND

INVESTMENT OBJECTIVE                  The investment objective of the Bond Fund is to realize
                                      above-average total return, consistent with reasonable risk, through investment primarily in a diversified portfolio of fixed income securities.

PRINCIPAL INVESTMENT                  The Fund seeks to achieve its investment objective by
STRATEGIES                            investing all of its assets in the HSBC Investor Fixed
                                      Income Portfolio (the 'Portfolio'), which has the same
                                      investment objective as the Fund. This two-tier fund
                                      structure is commonly referred to as a 'master/feeder'
                                      structure because one fund (the Bond Fund or 'feeder fund')
                                      is investing all its assets in a second fund (the Portfolio or 'master fund'). Fund shareholders bear the expenses of
                                      both the Fund and the Portfolio, which may be greater than other structures. For reasons relating to costs or a change in investment objective, among others, the Fund could switch to another pooled investment company or decide to manage
                                      assets itself. The Fund is currently not contemplating such a move.

                                      The Portfolio invests primarily in fixed income securities, such as U.S. Government securities, corporate debt
                                      securities and commercial paper, mortgage-backed and
                                      asset-backed securities, and similar securities issued by
                                      foreign governments and corporations.

PRINCIPAL INVESTMENT                  Market Risk: The Fund's performance per share will change
RISKS                                 daily based on many factors, including the quality of the
                                      instruments in the Portfolio's investment portfolio,
                                      national and international economic conditions and general market conditions. You could lose money on your investment in the Fund or the Fund could underperform other
                                      investments.

                                      Credit Risk: The Fund could lose money if the issuer of a
                                      fixed income security owned by the Portfolio defaults on its financial obligation.

                                      Interest Rate Risk: Changes in interest rates will affect
                                      the yield and value of the Fund's investments in debt
                                      securities.

                                      Derivatives Risk: The Fund may invest in derivative
                                      instruments (e.g., options and futures contracts) to help
                                      achieve its investment objective. The Fund intends to do so primarily for hedging purposes. These investments could
                                      increase the Fund's price volatility or reduce the return on your investment.

                                      High Yield ('Junk Bonds') Risk: The Fund may invest in
                                      high-yield securities, which are subject to higher credit
                                      risks and are less liquid than other fixed income
                                      securities. The Fund could lose money if it is unable to
                                      dispose of these investments at an appropriate time.

HSBC Investor Bond Fund
Risk/Return Summary and Fund Expenses   [LOGO]


The bar chart on this page shows the HSBC Investor Bond Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions, but does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.

The returns for Class B and Class C Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.

PERFORMANCE BAR CHART AND TABLE

Year-by-Year
Total Returns
as of 12/31
for Class A
Shares

1997      1998      1999      2000
8.49%     6.41%     -1.28%    10.60%

Of course, past performance does not indicate how the Fund will perform in the future.

    Best quarter:    4Q 2000   +4.01%
    Worst quarter:   3Q 1998   -1.55%

The table below compares the Fund's performance over time to that of the Salomon Broad Investment Grade Bond Index, a market-capitalization-based total return index containing U.S. fixed rate issues of greater than one year and at least $50 million outstanding, and the Lipper A Rated Bond Fund Index, an unmanaged, equally weighted index composed of the 30 largest mutual funds with a similar investment objective.

The table assumes reinvestment of dividends and distributions, and includes applicable sales charges.


AVERAGE ANNUAL
TOTAL RETURNS (for
the periods ended
December 31, 2000)

                                     INCEPTION                   SINCE
                                        DATE        1 YEAR     INCEPTION
                                   -----------------------------------------
  CLASS A                          Aug. 26, 1996       5.33%         5.46%
                                   -----------------------------------------
  CLASS B                          Jan. 6, 1998        5.88%         3.44%
                                   -----------------------------------------
  CLASS C                          Nov. 4, 1998        8.78%         4.28%
                                   -----------------------------------------
  SALOMON BIG BOND INDEX                              11.59%         7.76%*
                                   -----------------------------------------
  LIPPER A RATED BOND FUND INDEX                      10.31%         6.96%*
----------------------------------------------------------------------------

* Since August 31, 1996.

HSBC Investor Bond Fund
Risk/Return Summary and Fund Expenses   [LOGO]


                                             FEES AND EXPENSES*

As an investor in the HSBC Investor Bond Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM
YOUR INVESTMENT)                                              A SHARES   B SHARES   C SHARES
Maximum sales charge (load) on purchases                       4.75%       None       None
--------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)                            None      4.00%      1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)                                             A SHARES   B SHARES   C SHARES
Management fee                                                 0.40%      0.40%      0.40%
--------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                       0.00%**    0.75%      0.75%
--------------------------------------------------------------------------------------------
    Shareholder servicing fees                                 0.25%      0.25%      0.25%
    Other operating expenses                                   2.66%      2.66%      2.66%
Total other expenses                                           2.91%      2.91%      2.91%
--------------------------------------------------------------------------------------------
Total Fund operating expenses                                  3.31%      4.06%      4.06%
--------------------------------------------------------------------------------------------
Fee waiver and/or expense reimbursement***                     2.21%      2.21%      2.21%
--------------------------------------------------------------------------------------------
Net operating expenses                                         1.10%      1.85%      1.85%
--------------------------------------------------------------------------------------------

  * The table reflects the combined fees of both the Bond Fund and the Fixed Income Portfolio.

 ** There is a 12b-1 plan for Class A Shares, which authorizes payments up to 0.25% of the Fund's average daily net assets. To date, no payments under the 12b-1 plan have been made.

*** Pursuant to an expense limitation agreement.

The Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   $10,000 investment

   5% annual return

   no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

EXPENSE EXAMPLE*

                          1        3        5        10
                         YEAR    YEARS    YEARS    YEARS
  CLASS A SHARES         $582    $1,248   $1,937   $3,764
  -------------------------------------------------------
  CLASS B SHARES
   ASSUMING
   REDEMPTION            $588    $1,233   $1,895   $3,812

   ASSUMING NO
   REDEMPTION            $188    $1,033   $1,895   $3,812
  -------------------------------------------------------
  CLASS C SHARES
   ASSUMING
   REDEMPTION            $288    $1,033   $1,895   $4,120

   ASSUMING NO
   REDEMPTION            $188    $1,033   $1,895   $4,120
  -------------------------------------------------------

* The example reflects the combined fees of both the Bond Fund and the Fixed Income Portfolio.

HSBC Investor New York Tax-Free Bond Fund
Risk/Return Summary and Fund Expenses   [LOGO]


                                    HSBC INVESTOR NEW YORK TAX-FREE BOND FUND

INVESTMENT OBJECTIVE                The investment objective of the New York Tax-Free Bond Fund is to provide shareholders of the Fund with income exempt
                                    from regular federal, New York State and New York City
                                    personal income taxes.

PRINCIPAL INVESTMENT                The Fund seeks to achieve its investment objective by
STRATEGIES                          investing its assets primarily in a non-diversified
                                    portfolio of municipal bonds, notes, commercial paper, U.S.
                                    Government securities, and other debt instruments the
                                    interest on which is exempt from regular federal (except for
                                    U.S. Government securities), New York State and New York
                                    City personal income taxes.

PRINCIPAL INVESTMENT                Market Risk: The Fund's performance per share will change
RISKS                               daily based on many factors, including the quality of the
                                    instruments in the Fund's investment portfolio, national and international economic conditions and general market
                                    conditions. You could lose money on your investment in the
                                    Fund or the Fund could underperform other investments.

                                    Credit Risk: The Fund could lose money if the issuer of a
                                    fixed income security owned by the Fund defaults on its
                                    financial obligation.

                                    Interest Rate Risk: Changes in interest rates will affect
                                    the yield and value of the Fund's investments in debt
                                    securities.

                                    Derivatives Risk: The Fund may invest in derivative
                                    instruments (e.g., option and futures contracts) to help
                                    achieve its investment objective. The Fund may do so only
                                    for hedging purposes and not for speculation. These
                                    investments could increase the Fund's price volatility or
                                    reduce the return on your investment.

                                    Concentration Risk: Because the Fund will concentrate its
                                    investments in New York Municipal Obligations and may invest a significant portion of its assets in the securities of a single issuer or sector, the value of the Fund's assets
                                    could lose significant value due to the poor performance of a single issuer or sector.

                                    Historically, New York State and other issuers of New York
                                    Municipal Obligations have experienced periods of financial difficulty. Because a significant share of New York State's economy depends on financial and business services, any
                                    change in market conditions that adversely affect these
                                    industries could affect the ability of New York and its
                                    localities to meet its financial obligations. If such
                                    difficulties arise in the future, you could lose money on
                                    your investment.

HSBC Investor New York Tax-Free Bond Fund
Risk/Return Summary and Fund Expenses   [LOGO]


The bar chart on this page shows the HSBC Investor New York Tax-Free Bond Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions, but does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.

The returns for Class B and Class C Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.

PERFORMANCE BAR CHART AND TABLE

Year-by-Year
Total Returns
as of 12/31
for Class A
Shares


1996      1997      1998      1999      2000
3.16%     9.20%     6.12%     -3.34%    10.55%

Of course, past performance does not indicate how the Fund will perform in the future.

   Best quarter:    4Q 2000   +4.32%
   Worst quarter:   2Q 1999   -2.27%

The table below compares the Fund's performance over time to that of the Lehman NY Exempt Index, an index composed of investment grade New York tax-exempt securities, all having a $50 million minimum maturity value, and the Lipper NY Municipal Bond Fund Index, an unmanaged, equally weighted index composed of the 30 largest mutual funds with a similar investment objective.

The table assumes reinvestment of dividends and distributions, and includes applicable sales charges.

  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2000)

                                    INCEPTION                               SINCE
                                       DATE         1 YEAR      5 YEARS   INCEPTION
                                  --------------------------------------------------
  CLASS A                         May 1, 1995           5.33%    4.01%      5.17%
                                  --------------------------------------------------
  CLASS B                         Jan. 6, 1998          5.66%      N/A      2.77%
                                  --------------------------------------------------
  CLASS C                         Nov. 4, 1998          8.72%      N/A      2.82%
                                  --------------------------------------------------
  LEHMAN NY EXEMPT INDEX                               12.01%    4.73%      7.19%*
                                  --------------------------------------------------
  LIPPER NY MUNICIPAL BOND FUND                        12.16%    4.88%      5.75%**
------------------------------------------------------------------------------------

 * Since May 1, 1995.

** Since June 30, 1995.

HSBC Investor New York Tax-Free Bond Fund
Risk/Return Summary and Fund Expenses   [LOGO]


                                             FEES AND EXPENSES

As an investor in the HSBC Investor New York Tax-Free Bond Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM
YOUR INVESTMENT)                                              A SHARES   B SHARES   C SHARES
Maximum sales charge (load) on purchases                       4.75%       None       None
--------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)                            None      4.00%      1.00%
--------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)                                             A SHARES   B SHARES   C SHARES
Management fee                                                 0.25%      0.25%      0.25%
--------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                       0.00%*     0.75%      0.75%
--------------------------------------------------------------------------------------------
    Shareholder servicing fee                                  0.25%      0.25%      0.25%
    Other operating expenses                                   0.56%      0.56%      0.56%
Total other expenses:                                          0.81%      0.81%      0.81%
--------------------------------------------------------------------------------------------
Total Fund operating expenses                                  1.06%      1.81%      1.81%
--------------------------------------------------------------------------------------------
Fee waiver and/or expense reimbursement**                      0.11%      0.11%      0.11%
--------------------------------------------------------------------------------------------
Net operating expenses                                         0.95%      1.70%      1.70%
--------------------------------------------------------------------------------------------

 * There is a 12b-1 plan for Class A Shares, which authorizes payments up to 0.25% of the Fund's average daily net assets. To date, no payments under the 12b-1 plan have been made.

** Pursuant to an expense limitation agreement.

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   $10,000 investment

   5% annual return

   no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

EXPENSE EXAMPLE

                           1      3        5        10
                          YEAR   YEARS   YEARS    YEARS
CLASS A SHARES            $567   $786    $1,022   $1,698
----------------------------------------------------------
CLASS B SHARES
   ASSUMING
   REDEMPTION             $573   $759    $  970   $1,739

   ASSUMING NO
   REDEMPTION             $173   $559    $  970   $1,739
----------------------------------------------------------
CLASS C SHARES
   ASSUMING
   REDEMPTION             $273   $559    $  970   $2,118

   ASSUMING NO
   REDEMPTION             $173   $559    $  970   $2,118
----------------------------------------------------------

14

HSBC Investor Balanced Fund
Risk/Return Summary and Fund Expenses   [LOGO]


                                      HSBC INVESTOR BALANCED FUND

INVESTMENT OBJECTIVE                  The investment objective of the Balanced Fund is to seek
                                      current income and long-term growth of capital consistent
                                      with reasonable risk.

PRINCIPAL INVESTMENT                  The Fund normally invests approximately 60% of total assets
STRATEGIES                            in stocks and other equity securities (e.g., common stock, preferred stock and convertible securities) and
                                      approximately 40% in bonds and other debt securities that
                                      are rated at least Baa by Moody's Investor Services
                                      ('Moody's') or BBB by Standard & Poors Corporation ('S&P')
                                      or securities of comparable quality. While the allocation
                                      between equity and debt securities may vary, the Fund will always invest at least 25% of its total assets in debt
                                      securities.

                                      The equity securities in which the Fund ordinarily will
                                      invest include common stocks, preferred stocks and
                                      convertible securities of large companies. For this Fund, a company having a market capitalization of $2 billion or more is considered a large company.

                                      The Adviser selects equity securities for the Fund that have attractive valuations or the potential for future earnings growth. In selecting equity securities, the Adviser uses
                                      quantitative research (e.g., analyzing analyst reports,
                                      sales growth, earnings acceleration, debt levels, and market capitalization) and fundamental research (e.g., analyzing
                                      factors such as whether a company is a leader in its market, the sector outlook, and the quality of the management) to
                                      identify stocks meetings its criteria. Fixed income
                                      securities in which the Fund may invest include U.S.
                                      Government and agency securities, corporate bonds,
                                      asset-backed securities (including mortgage-backed
                                      securities), obligations of savings and loans and U.S. and foreign banks, commercial paper and related repurchase
                                      agreements. The Adviser selects fixed income securities
                                      based on various factors, including the credit quality of
                                      the issuer, the outlook for the economy and anticipated
                                      changes in interest rates and inflation.

PRINCIPAL INVESTMENT                  Market Risk: Risk that the value of the Fund's investments
RISKS                                 will fluctuate as the stock market fluctuates and that stock prices overall may decline over short or longer-term
                                      periods.

                                      Security-Specific Risk: Risk that the issuer will be unable to achieve its earnings or growth expectations.

                                      Interest Rate Risk: Risk that changes in interest rates will affect the value of the Fund's investments in
                                      income-producing or fixed-income or debt securities. Fixed income securities with longer maturities can be more
                                      sensitive to interest rate changes. Increases in interest
                                      rates may cause the value of the Fund's investments to
                                      decline, while a fall in interest rates may cause the value of the Fund's investments to increase.

                                      Credit Risk: Risk that the issuer of a debt security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations.

                                      Prepayment Risk: With respect to mortgage-backed securities, the risk that the principal amount of the underlying
                                      mortgages will be repaid prior to the bond's maturity date.
                                      When such repayment occurs, no additional interest will be paid on the investment.

                                       PERFORMANCE BAR CHART AND TABLE

                                       Performance bar chart and table for the Fund are not
                                       shown because the Fund did not have a full calendar
                                       year of performance information.

HSBC Investor Balanced Fund
Risk/Return Summary and Fund Expenses   [LOGO]


                                             FEES AND EXPENSES

As an investor in the HSBC Investor Balanced Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transactions fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     A SHARES   B SHARES   C SHARES
Maximum sales charge (load) on purchases                       5.00%       None       None
--------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)                            None      4.00%      1.00%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                 A SHARES   B SHARES   C SHARES
Management fee                                                 0.55%      0.55%      0.55%
--------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                       0.00%*     0.75%      0.75%
--------------------------------------------------------------------------------------------
    Shareholder servicing fee                                  0.25%      0.25%      0.25%
    Other operating expenses                                   1.05%      1.05%      1.05%
Total other expenses:                                          1.30%      1.30%      1.30%
--------------------------------------------------------------------------------------------
Total Fund operating expenses                                  1.85%      2.60%      2.60%
--------------------------------------------------------------------------------------------
Fee waiver and/or expense reimbursement**                      0.65%      0.65%      0.65%
--------------------------------------------------------------------------------------------
Net operating expenses                                         1.20%      1.95%      1.95%
--------------------------------------------------------------------------------------------

 * There is a 12b-1 plan for Class A shares, which authorizes payments up to 0.25% of the Fund's average daily net assets. To date, no payments under the 12b-1 plan have been made.

**  Pursuant to an expense limitation agreement.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     $10,000 investment

     5% annual return

     no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

EXPENSE EXAMPLE

                      1         3
                     YEAR      YEAR
CLASS A SHARES       $616      $993
-------------------------------------
CLASS B SHARES
   ASSUMING
   REDEMPTION        $598      $947

   ASSUMING NO
   REDEMPTION        $198      $747
-------------------------------------
CLASS C SHARES
   ASSUMING
   REDEMPTION        $298      $747

   ASSUMING NO
   REDEMPTION        $198      $747
-------------------------------------

16

HSBC Investor Equity Fund
Risk/Return Summary and Fund Expenses   [LOGO]


                                      HSBC INVESTOR EQUITY FUND

INVESTMENT OBJECTIVE                  The investment objective of the Equity Fund is long-term
                                      growth of capital and income without excessive fluctuations in market value.

PRINCIPAL INVESTMENT                  The Fund seeks to achieve its objective by investing at
STRATEGIES                            least 65% of its total assets in equity securities of
                                      seasoned medium and large-sized companies that are expected to show above average price appreciation. To achieve its
                                      investment objective, the Fund will pursue two styles of
                                      investing.

                                      The 'Growth' style of investing focuses on investing in
                                      financially secure firms with established operating
                                      histories that are proven leaders in their industry or
                                      market sector. Such companies may demonstrate
                                      characteristics such as participation in expanding markets, increasing unit sales volume, growth in revenues and
                                      earnings per share, and increasing return on investments.

                                      The 'Value' style of investing focuses on investing in the equity securities of U.S. companies believed to be
                                      undervalued based upon internal research and proprietary
                                      valuation systems. Investment decisions are based on
                                      fundamental research, internally developed valuations
                                      systems and seasoned judgment.

PRINCIPAL INVESTMENT                  Market Risk: The Fund's performance per share will change
RISKS                                 daily based on many factors, including national and
                                      international economic conditions and general market
                                      conditions. You could lose money on your investment in the
                                      Fund or the Fund could underperform other investments.

                                      Equity securities have greater price volatility than fixed income instruments. The value of the Fund will fluctuate as the market price of its investments increases or decreases.

                                      Issuer Risk: The value of a security may fluctuate for a
                                      variety of reasons that relate to the issuer, including, but not limited to, management performance and reduced demand
                                      for the issuer's products and services.

                                      Derivatives Risk: The Fund may invest in derivative
                                      instruments (e.g., option and futures contracts) to help
                                      achieve its investment objective. The Fund intends to do so primarily for hedging purposes. These investments could
                                      increase the Fund's price volatility or reduce the return on your investment.

HSBC Investor Equity Fund
Risk/Return Summary and Fund Expenses   [LOGO]


The bar chart on this page shows the HSBC Investor Equity Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions, but does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.

The returns for Class B and Class C Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.

PERFORMANCE BAR CHART AND TABLE

Year-by-Year
Total Return
as of 12/31
for Class A
Shares

1996      1997      1998      1999      2000
15.49%    28.37%    29.20%     9.79%    -12.60%


Of course, past performance does not indicate how the Fund will perform in the future.

   Best quarter:    4Q 1998   +23.30%
   Worst quarter:   3Q 1998   -11.58%

The table below compares the Fund's performance over time to that of the Russell 1000 Index, an unmanaged index of the 1000 largest U.S. companies (representing approximately 90% of the total market capitalization) in the Russell 3000 Index (representing approximately 98% of the U.S. equity market by capitalization), and the Lipper Large Cap Core Index, an index composed of mutual funds that have an investment objective similar to that of the Fund.

The table assumes reinvestment of dividends and distributions, and includes applicable sales charges.

  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2000)

                                    INCEPTION                              SINCE
                                       DATE        1 YEAR      5 YEARS   INCEPTION
                                  -------------------------------------------------
  CLASS A                          Aug. 1, 1995      -16.95%    11.79%    12.96%
                                  -------------------------------------------------
  CLASS B (WITH APPLICABLE CDSC)   Jan. 6, 1998      -16.71%     N/A       6.13%
                                  -------------------------------------------------
  CLASS C (WITH APPLICABLE CDSC)   Nov. 4, 1998      -14.09%     N/A       2.90%
                                  -------------------------------------------------
  RUSSELL 1000 INDEX                                  -7.79%    18.16%    18.88%*
                                  -------------------------------------------------
  LIPPER LARGE CAP CORE INDEX                         -7.37%    16.79%    17.27%*
-----------------------------------------------------------------------------------

* Since August 1, 1995.

HSBC Investor Equity Fund
Risk/Return Summary and Fund Expenses   [LOGO]


                                            FEES AND EXPENSES

As an investor in the HSBC Investor Equity Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR
INVESTMENT)                                                   A SHARES   B SHARES   C SHARES
Maximum sales charge (load) on purchases                       5.00%       None       None
--------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)                            None      4.00%      1.00%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)                                             A SHARES   B SHARES   C SHARES
Management fee                                                 0.44%      0.44%      0.44%
--------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                       0.00%*     0.75%      0.75%
--------------------------------------------------------------------------------------------
    Shareholder servicing fee:                                 0.25%      0.25%      0.25%
    Other operating expenses:                                  0.24%      0.24%      0.24%
Total other expenses:                                          0.49%      0.49%      0.49%
--------------------------------------------------------------------------------------------
Total Fund operating expenses                                  0.93%      1.68%      1.68%
--------------------------------------------------------------------------------------------

* There is a 12b-1 plan for Class A Shares, which authorizes payments up to 0.25% of the Fund's average daily net assets. To date, no payments under the 12b-1 plan have been made.


This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   $10,000 investment

   5% annual return

   no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

EXPENSE EXAMPLE

                       1      3       5        10
                      YEAR   YEARS   YEARS   YEARS
CLASS A SHARES        $590   $782    $989    $1,586
-----------------------------------------------------
CLASS B SHARES
   ASSUMING
   REDEMPTION         $571   $730    $913    $1,604

   ASSUMING NO
   REDEMPTION         $171   $530    $913    $1,604
-----------------------------------------------------
CLASS C SHARES
   ASSUMING
   REDEMPTION         $271   $530    $913    $1,987

   ASSUMING NO
   REDEMPTION         $171   $530    $913    $1,987
-----------------------------------------------------

HSBC Investor Growth and Income Fund
Risk/Return Summary and Fund Expenses   [LOGO]


                                      HSBC INVESTOR GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE                  The investment objective of the Growth and Income Fund is to pursue long-term growth of capital and current income.

PRINCIPAL INVESTMENT                  The Fund normally invests at least 65% of its total assets
STRATEGIES                            in common stocks, preferred stocks, and convertible
                                      securities. The Fund may invest the balance of its assets in various types of fixed income securities and in money market instruments. These fixed income securities may include U.S.
                                      Government securities, corporate bonds, asset-backed
                                      securities (including mortgage-backed securities),
                                      obligations of savings and loans and U.S. and foreign banks, commercial paper and related repurchase agreements. The
                                      Adviser selects securities for the portfolio that appear to be undervalued, some of which will be income-producing. In selecting securities, the Adviser uses quantitative and
                                      fundamental research to identify stocks meeting either or
                                      both growth and income criteria. Investments will be sold if they no longer meet the Fund's criteria for income-oriented or growth-oriented instruments.

PRINCIPAL INVESTMENT                  Market Risk: Risk that the value of the Fund's investments
RISKS                                 will fluctuate as the stock market fluctuates and that stock prices overall may decline over short or longer-term
                                      periods.

                                      Interest Rate Risk: Risk that changes in interest rates will affect the value of the Fund's investments in
                                      income-producing or fixed-income or debt securities.
                                      Increases in interest rates may cause the value of the
                                      Fund's investments to decline.

                                      Credit Risk: Risk that the issuer of a debt security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations.

                                      Prepayment Risk: With respect to mortgage-backed securities, the risk that the principal amount of the underlying
                                      mortgages' will be repaid prior to the bond's maturity date.
                                      When such repayment occurs, no additional interest will be paid on the investment.

                                      Security-Specific Risk: Risk that the issuer will be unable to achieve its earnings or growth expectations.

                                      PERFORMANCE BAR CHART AND TABLE

                                      Performance bar chart and table for the Fund are not shown because the Fund did not have a full calendar year of
                                      performance information. The Adviser's track record in
                                      managing a similar mutual fund is discussed under 'Fund
                                      Management.'

HSBC Investor Growth and Income Fund
Risk/Return Summary and Fund Expenses   [LOGO]


                                             FEES AND EXPENSES

As an investor in the HSBC Investor Growth and Income Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transactions fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     A SHARES   B SHARES   C SHARES
Maximum sales charge (load) on purchases                       5.00%       None       None
--------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)                            None      4.00%      1.00%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                 A SHARES   B SHARES   C SHARES
Management fee                                                 0.55%      0.55%      0.55%
--------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                       0.00%*     0.75%      0.75%
--------------------------------------------------------------------------------------------
    Shareholder servicing fee                                  0.25%      0.25%      0.25%
    Other operating expenses                                   0.22%      0.22%      0.22%
Total other expenses:                                          0.47%      0.47%      0.47%
--------------------------------------------------------------------------------------------
Total Fund operating expenses                                  1.02%      1.77%      1.77%
--------------------------------------------------------------------------------------------

* There is a 12b-1 plan for Class A shares, which authorizes payments up to 0.25% of the Fund's average daily net assets. To date, no payments under the 12b-1 plan have been made.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     $10,000 investment

     5% annual return

     no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

EXPENSE EXAMPLE

                       1      3
                      YEAR   YEARS
CLASS A SHARES        $599   $808
-------------------------------------
CLASS B SHARES
   ASSUMING
   REDEMPTION         $580   $757

   ASSUMING NO
   REDEMPTION         $180   $557
-------------------------------------
CLASS C SHARES
   ASSUMING
   REDEMPTION         $280   $557

   ASSUMING NO
   REDEMPTION         $180   $557
-------------------------------------

HSBC Investor Mid-Cap Fund
Risk/Return Summary and Fund Expenses   [LOGO]


                                      HSBC INVESTOR MID-CAP FUND

INVESTMENT OBJECTIVE                  The investment objective of the Mid-Cap Fund is to achieve a higher rate of return than that generated by the Standard &
                                      Poor's MidCap 400 Index ('S&P MidCap 400 Index').

PRINCIPAL INVESTMENT                  The Fund seeks to achieve its objective by investing in
STRATEGIES                            common or preferred stocks and convertible securities. The
                                      Fund normally invests at least 65% of its total assets in
                                      equity securities of mid-sized companies with market
                                      capitalization falling within the range of the S&P MidCap
                                      400 Index (currently between $102 million and $13.150
                                      billion as of December 31, 2000) at the time of acquisition.
                                      Investments are primarily in domestic common stocks but also may include, to a limited degree, preferred stocks, and
                                      convertible securities. The Fund's Adviser selects stocks
                                      that have attractive valuation, the potential for future
                                      earnings growth and in the Adviser's opinion are likely to outperform the S&P MidCap 400 Index. In selecting securities the Adviser uses quantitative research (e.g., analyzing
                                      analyst reports, sales growth, earnings acceleration, debt levels, and market capitalization) and fundamental research
                                      (e.g., analyzing factors such as whether a company is a
                                      leader in its market, the sector outlook, and the quality of the management) to identify stocks meeting its criteria in an effort to outperform the S&P MidCap 400 Index.
                                      Investments will be sold if they no longer meet the Fund's criteria for investment.

PRINCIPAL INVESTMENT                  The principal risks of investing in the Fund are:
RISKS                                 capitalization risk; management risk; market risk; and
                                      security-specific risk.

                                      Capitalization Risk: Investments in mid-capitalization
                                      companies involve greater risk than is customarily
                                      associated with larger more established companies due to the greater business risks of small size, limited markets and
                                      financial resources, narrow product lines and frequent lack of depth of management.

                                      Management Risk: Risk that the strategy used by the Adviser may fail to produce the desired results.

                                      Market Risk: Risk that the value of the Fund's investments will fluctuate as the stock market fluctuates and that stock prices overall may decline over short or longer-term
                                      periods.

                                      Security-Specific Risk: Risk that the issuer will be unable to achieve its earnings or growth expectations.

HSBC Investor Mid-Cap Fund
Risk/Return Summary and Fund Expenses   [LOGO]


The bar chart on this page shows the HSBC Investor Mid-Cap Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions, but does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.

The returns for Class B and Class C Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.


PERFORMANCE BAR CHART AND TABLE

Year-by-Year
Total Returns
as of 12/31(1)
for Class A
Shares

1994      1995      1996      1997      1998      1999      2000
-3.73%    32.75%    16.45%    30.75%    9.23%     38.12%    10.89%


Of course, past performance does not indicate how the Fund will perform in the future.

  Best quarter:    4Q 1999  +26.98%
  Worst quarter:   3Q 1998  -18.35%

1. The Fund commenced operations on July 1, 2000 upon the transfer to the Fund of assets held in a collective investment trust (the 'CTF') maintained by HSBC Bank USA, for which HSBC Asset Management (Americas) Inc. has provided day-to-day portfolio management. The CTF had substantially the same investment objective, policies, and limitations as the Fund. Assets from the CTF were transferred to the Fund.

   The Fund calculates its performance for periods commencing prior to July 1, 2000 by including the CTF's total return, adjusted to reflect the deduction of fees and expenses applicable to the Fund as stated in the Fee Table in this Prospectus (that is, adjusted to reflect estimated expenses, including the Fund's pro rata share of the aggregate annual operating expenses including 12b-1 fees).

   The CTF was not registered with the SEC and thus was not subject to certain investment restrictions that are imposed on the Fund. If the CTF had been registered with the SEC, its performance might have been adversely affected.

HSBC Investor Mid-Cap Fund
Risk/Return Summary and Fund Expenses   [LOGO]


The table below compares the Fund's performance(1) over time to that of the S&P MidCap 400 Index. The S&P MidCap 400 Index is a capitalization-weighted index that measures the performance of the mid-range sector of the US stock market.

The table assumes reinvestment of dividends and distributions, and includes applicable sales charges.

  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2000)

                                    INCEPTION                         SINCE
                                     DATE(2)     1 YEAR   5 YEARS   INCEPTION
                                  --------------------------------------------
  CLASS A                          July 1, 1993   5.29%   19.32%     17.20%
                                  --------------------------------------------
  CLASS B (WITH APPLICABLE CDSC)   July 1, 1993   6.16%   19.67%     17.15%
                                  --------------------------------------------
  CLASS C (WITH APPLICABLE CDSC)   July 1, 1993   9.16%   19.67%     17.15%
                                  --------------------------------------------
  S&P MIDCAP 400 INDEX(3)                        17.51%   20.41%     18.18%
------------------------------------------------------------------------------

1. The Fund commenced operations on July 1, 2000 upon the transfer to the Fund of assets held in a collective investment trust (the 'CTF') maintained by HSBC Bank USA, for which HSBC Asset Management (Americas) Inc. has provided day-to-day portfolio management. The CTF had substantially the same investment objective, policies, and limitations as the Fund. Assets from the CTF were transferred to the Fund.

   The Fund calculates its performance for periods commencing prior to July 1, 2000 by including the CTF's total return, adjusted to reflect the deduction of fees and expenses applicable to the Fund as stated in the Fee Table in this Prospectus (that is, adjusted to reflect estimated expenses, including the Fund's pro rata share of the aggregate annual operating expenses including 12b-1 fees).

   The CTF was not registered with the SEC and thus was not subject to certain investment restrictions that are imposed on the Fund. If the CTF had been registered with the SEC, its performance might have been adversely affected.

2. Prior to July 1, 1993, the collective investment trust had a different investment objective and, therefore the performance for that time period is not included.

3. The Standard & Poor's MidCap 400 Index is an unmanaged index containing stocks of 400 industrial, transportation, utility, and financial companies, regarded as generally representative of the mid-size company segment of the U.S. market. The Index reflects income and distributions, if any, but does not reflect brokerage commissions, or other expenses of investing.

HSBC Investor Mid-Cap Fund
Risk/Return Summary and Fund Expenses   [LOGO]


                                            FEES AND EXPENSES

As an investor in the HSBC Investor Mid-Cap Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transactions fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR
INVESTMENT)                                                   A SHARES   B SHARES   C SHARES
Maximum sales charge (load) on purchases                       5.00%       None       None
--------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)                            None      4.00%      1.00%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)                                             A SHARES   B SHARES   C SHARES
Management fee                                                 0.55%      0.55%      0.55%
--------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                       0.00%*     0.75%      0.75%
--------------------------------------------------------------------------------------------
    Shareholder servicing fee                                  0.25%      0.25%      0.25%
    Other operating expenses                                   0.35%      0.35%      0.35%
Total other expenses:                                          0.60%      0.60%      0.60%
--------------------------------------------------------------------------------------------
Total Fund operating expenses                                  1.15%      1.90%      1.90%
--------------------------------------------------------------------------------------------

* There is a 12b-1 plan for Class A shares, which authorizes payments up to 0.25% of the Fund's average daily net assets. To date, no payments under the 12b-1 plan have been made.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     $10,000 investment

     5% annual return

     no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

EXPENSE EXAMPLE

                       1      3        5        10
                      YEAR   YEARS   YEARS    YEARS
CLASS A SHARES        $611   $847    $1,101   $1,828
-----------------------------------------------------
CLASS B SHARES
   ASSUMING
   REDEMPTION         $593   $797    $1,026   $1,848

   ASSUMING NO
   REDEMPTION         $193   $597    $1,026   $1,848
-----------------------------------------------------
CLASS C SHARES
   ASSUMING
   REDEMPTION         $293   $597    $1,026   $2,222

   ASSUMING NO
   REDEMPTION         $193   $597    $1,026   $2,222
-----------------------------------------------------

HSBC Investor Overseas Equity Fund
Risk/Return Summary and Fund Expenses   [LOGO]


                                      HSBC INVESTOR OVERSEAS EQUITY FUND

INVESTMENT OBJECTIVE                  The investment objective of the Overseas Equity Fund is to seek long-term growth of capital and future income through investment primarily in securities of non-U.S. issuers and securities of issuers whose principal markets are outside of the United States.

PRINCIPAL INVESTMENT                  The Fund seeks to achieve its investment objective by
STRATEGIES                            investing all of its assets in the HSBC Investor
                                      International Equity Portfolio (the 'Portfolio'), which has the same investment objective as the Fund. This two-tier
                                      fund structure is commonly referred to as a 'master/feeder'
                                      structure because one fund (the Overseas Equity Fund or
                                      'feeder fund') is investing all its assets in a second fund
                                      (the Portfolio or 'master fund'). Fund shareholders bear the expenses of both the Fund and the Portfolio, which may be
                                      greater than other structures. For reasons relating to costs or a change in investment objective, among others, the Fund could switch to another pooled investment company or decide to manage assets itself. The Fund is currently not
                                      contemplating such a move.

                                      The Portfolio will invest primarily in equity securities of companies organized and domiciled in developed nations
                                      outside the United States or for which the principal trading market is outside the United States, including Europe,
                                      Canada, Australia and the Far East.

PRINCIPAL INVESTMENT                  Market Risk: The Fund's performance per share will change
RISKS                                 daily based on many factors, including national and
                                      international economic conditions and general market
                                      conditions. You could lose money on your investment in the
                                      Fund or the Fund could underperform other investments.

                                      Equity securities have greater price volatility than fixed income instruments. The value of the Fund will fluctuate as the market prices of its investments increase or decrease.

                                      Foreign Investment Risk: The Fund's investments in foreign securities are riskier than investments in U.S. securities.
                                      Investments in foreign securities may lose value due to
                                      unstable international political and economic conditions,
                                      fluctuations in currency exchange rates, lack of adequate
                                      company information, as well as other factors. The Fund may invest up to 20% of its total assets in emerging market
                                      securities of issuers in countries with developing
                                      economies. Emerging market securities are subject to even
                                      greater price volatility than investments in other foreign securities because there is a greater risk of political or social upheaval in emerging markets. In addition, these
                                      investments are often illiquid and difficult to value
                                      accurately.

                                      Issuer Risk: The value of a security may fluctuate for a
                                      variety of reasons that relate to the issuer, including, but not limited to, management performance and reduced demand
                                      for the issuer's products and services.

                                      Derivatives Risk: The Fund may invest in derivative
                                      instruments (e.g., option and futures contracts) to help
                                      achieve its investment objective. The Fund may do so only
                                      for hedging purposes. These investments could increase the
                                      Fund's price volatility or reduce the return on your
                                      investment.

HSBC Investor Overseas Equity Fund
Risk/Return Summary and Fund Expenses   [LOGO]


The bar chart on this page shows the HSBC Investor Overseas Equity Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions, but does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.

The returns for Class B and Class C Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.

PERFORMANCE BAR CHART AND TABLE

Year-by-Year
Total Returns
as of 12/31
for Class A
Shares

1997      1998      1999      2000
7.90%     10.56%    68.71%   -20.19%

Of course, past performance does not indicate how the Fund will perform in the future.

  Best quarter:    4Q 1999  +30.25%
  Worst quarter:   3Q 1998  -16.10%

The table below compares the fund's performance to that of the Morgan Stanley Capital International Europe, Australia, Far East Index (MSCI EAFE), which includes 1,600 companies in 22 countries representing the stock markets of Europe, Australia, New Zealand and the Far East, and the Lipper International Equity Fund Index, an unmanaged, equally weighted index composed of the 30 largest mutual funds with a similar investment objective.

The table assumes reinvestment of dividends and distributions, and includes applicable sales charges.

  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2000)

                               INCEPTION                   SINCE
                                 DATE         1 YEAR     INCEPTION
                            ---------------------------------------
  CLASS A                    Aug. 26, 1996    -24.18%      11.85%
                            ---------------------------------------
  CLASS B
   (WITH APPLICABLE CDSC)    Jan. 6, 1998     -23.80%      12.47%
                            ---------------------------------------
  CLASS C
   (WITH APPLICABLE CDSC)    Nov. 4, 1998     -21.67%      16.89%
                            ---------------------------------------
  MSCI EAFE INDEX                             -14.17%       7.86%*
                            ---------------------------------------
  LIPPER INTERNATIONAL
  EQUITY FUND INDEX                           -14.72%      10.28%*
-------------------------------------------------------------------

* Since August 31, 1996.

HSBC Investor Overseas Equity Fund
Risk/Return Summary and Fund Expenses   [LOGO]


                                             FEES AND EXPENSES*

As an investor in the HSBC Investor Overseas Equity Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR
INVESTMENT)                                                   A SHARES   B SHARES   C SHARES
Maximum sales charge (load) on purchases                       5.00%       None       None
--------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)                            None      4.00%      1.00%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)                                             A SHARES   B SHARES   C SHARES
Management fee                                                 0.69%      0.69%      0.69%
--------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                       0.00%**    0.75%      0.75%
--------------------------------------------------------------------------------------------
  Shareholder servicing fees:                                  0.25%      0.25%      0.25%
  Other operating expenses:                                    1.49%      1.49%      1.49%
Total other expenses:                                          1.74%      1.74%      1.74%
--------------------------------------------------------------------------------------------
Total Fund operating expenses                                  2.43%      3.18%      3.18%
--------------------------------------------------------------------------------------------
Fee waiver and/or expense reimbursement***                     0.58%      0.58%      0.58%
--------------------------------------------------------------------------------------------
Net Fund operating expenses                                    1.85%      2.60%      2.60%
--------------------------------------------------------------------------------------------

 * The table reflects the combined fees of both the Overseas Equity Fund and the International Equity Portfolio.

** There is a 12b-1 plan for Class A Shares, which authorizes payments up to 0.25% of the Fund's average daily net assets. To date, no payments under the 12b-1 plan have been made.

*** The Fund's fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   $10,000 investment

   5% annual return

   no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

EXPENSE EXAMPLE*

                                   1       3        5        10
                                  YEAR   YEARS    YEARS    YEARS
CLASS A SHARES                    $679   $1,167   $1,681   $3,086
-------------------------------------------------------------------
CLASS B SHARES
   ASSUMING REDEMPTION            $663   $1,126   $1,614   $3,114
   ASSUMING NO REDEMPTION         $263   $  926   $1,614   $3,114
-------------------------------------------------------------------
CLASS C SHARES
   ASSUMING REDEMPTION            $363   $  926   $1,614   $3,445
   ASSUMING NO REDEMPTION         $263   $  926   $1,614   $3,445
-------------------------------------------------------------------

* The example reflects the combined fees of both the Overseas Equity Fund and the International Equity Portfolio.

28

HSBC Investor Opportunity Fund
Risk/Return Summary and Fund Expenses   [LOGO]


                                      HSBC INVESTOR OPPORTUNITY FUND

INVESTMENT OBJECTIVE                  The investment objective of the Opportunity Fund is to seek long-term growth of capital by investing in equity
                                      securities of emerging small- and medium-sized companies
                                      that are expected to show earnings growth over time that is well above the growth rate of the overall economy and the
                                      rate of inflation.

PRINCIPAL INVESTMENT                  The Fund seeks to achieve its investment objective by
STRATEGIES                            investing all of its assets in the HSBC Investor Small Cap
                                      Equity Portfolio (the 'Portfolio'), which has the same
                                      investment objective as the Fund. This two-tier fund
                                      structure is commonly referred to as a 'master/feeder'
                                      structure because one fund (the Opportunity Fund or 'feeder fund') is investing all its assets in a second fund (the
                                      Portfolio or 'master fund'). Fund shareholders bear the
                                      expenses of both the Fund and the Portfolio, which may be
                                      greater than other structures. For reasons relating to costs or a change in investment objective, among others, the Fund could switch to another pooled investment company or decide to manage assets itself. The Fund is currently not
                                      contemplating such a move.

                                      The Portfolio will invest primarily in common stocks of
                                      small- and medium-sized companies, but may also invest in
                                      bonds, notes, commercial paper, U.S. Government securities, and foreign securities. The Fund may also invest in common stocks of larger, more established companies if they are
                                      expected to show increased earnings.

PRINCIPAL INVESTMENT                  Market Risk: The Fund's performance per share will change
RISKS                                 daily based on many factors, including national and
                                      international economic conditions and general market
                                      conditions. You could lose money on your investment in the
                                      Fund or the Fund could underperform other investments.

                                      Equity securities have greater price volatility than fixed income instruments. The value of the Fund will fluctuate as the market prices of its investments increase or decrease.

                                      Small Company Risk: Because emerging small- and medium-sized companies have fewer financial resources than larger,
                                      well-established companies, investments in the Fund are
                                      subject to greater price volatility than investments in
                                      other equity funds that invest in larger, well-established companies, particularly during periods of economic
                                      uncertainty or downturns.

                                      Foreign Investment Risk: The Fund's investments in foreign securities are riskier than its investments in U.S.
                                      securities. Investments in foreign securities may lose value due to unstable international political and economic
                                      conditions, fluctuations in currency exchange rates, lack of adequate company information, as well as other factors.

                                      Issuer Risk: The value of a security may fluctuate for a
                                      variety of reasons that relate to the issuer, including, but not limited to, management performance and reduced demand
                                      for the issuer's products and services.

                                      Derivatives Risk: The Fund may invest in derivative
                                      instruments (e.g., option and futures contracts) to help
                                      achieve its investment objective. The Fund intends to do so primarily for hedging purposes. These investments could
                                      increase the Fund's price volatility or reduce the return on your investment.

HSBC Investor Opportunity Fund
Risk/Return Summary and Fund Expenses  [LOGO]

The bar chart on this page shows the HSBC Investor Opportunity Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions, but does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.

The returns for Class B and Class C Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.

PERFORMANCE BAR CHART AND TABLE

Year-by-Year
Total Returns
as of 12/31
for Class A
Shares

1997      1998      1999      2000
21.86%    12.97%     47.07%    4.29%

Of course, past performance does not indicate how the Fund will perform in the future.

   Best quarter:    4Q 1999  +46.37%
   Worst quarter:   3Q 1998  -20.18%

The table below compares the Fund's performance over time with the Russell 2000 Index, an unmanaged index of the 2000 smallest companies (representing approximately 10% of the total market capitalization) in the Russell 3000 Index (representing approximately 98% of the U.S. equity market by capitalization), and the Lipper Small Company Fund Index, an unmanaged, equally weighted index composed of the 30 largest mutual funds with a similar investment objective.

The table assumes reinvestment of dividends and distributions, and includes applicable sales charges.

  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2000)

                                       INCEPTION                     SINCE
                                          DATE          1 YEAR     INCEPTION
                                  --------------------------------------------
  CLASS A                           Sept. 23, 1996        -0.95%    17.70%
                                  --------------------------------------------
  CLASS B (WITH APPLICABLE CDSC)    Jan. 6, 1998           0.72%    19.26%
                                  --------------------------------------------
  CLASS C (WITH APPLICABLE CDSC)    Nov. 4, 1998           2.77%    29.07%
                                  --------------------------------------------
  RUSSELL 2000 INDEX                                      -3.02%     9.58%*
                                  --------------------------------------------
  LIPPER SMALL COMPANY FUND INDEX                         -6.59%     9.89%*
------------------------------------------------------------------------------

* Since September 30, 1996.

HSBC Investor Opportunity Fund
Risk/Return Summary and Fund Expenses   [LOGO]


                                             FEES AND EXPENSES*

As an investor in the HSBC Investor Opportunity Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     A SHARES   B SHARES   C SHARES
Maximum sales charge (load) on purchases                       5.00%       None       None
--------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)                            None      4.00%      1.00%
ANNUAL FUND
OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                 A SHARES   B SHARES   C SHARES
Management fee                                                 0.87%      0.87%      0.87%
--------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                       0.00%**    0.75%      0.75%
--------------------------------------------------------------------------------------------
  Shareholder servicing fee                                    0.25%      0.25%      0.25%
  Other operating expenses                                     0.73%      0.73%      0.73%
Total other expenses:                                          0.98%      0.98%      0.98%
--------------------------------------------------------------------------------------------
Total Fund operating expenses                                  1.85%      2.60%      2.60%
--------------------------------------------------------------------------------------------
Fee waiver and/or expense reimbursement***                     0.20%      0.20%      0.20%
--------------------------------------------------------------------------------------------
Net Fund operating expenses                                    1.65%      2.40%      2.40%
--------------------------------------------------------------------------------------------

 * The table reflects the combined fees of both the Opportunity Fund and the Small Cap Equity Portfolio.

 ** There is a 12b-1 plan for Class A Shares, which authorizes payments up to 0.25% of the Fund's average daily net assets to date, no payments under the 12b-1 plan have been made.

*** The Fund's fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   $10,000 investment

   5% annual return

   no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

EXPENSE EXAMPLE*

                       1      3        5        10
                      YEAR   YEARS   YEARS    YEARS
CLASS A SHARES        $659   $994    $1,352   $2,357
------------------------------------------------------
CLASS B SHARES
   ASSUMING
   REDEMPTION         $643   $990    $1,362   $2,569

   ASSUMING NO
   REDEMPTION         $243   $790    $1,362   $2,569
------------------------------------------------------
CLASS C SHARES
   ASSUMING
   REDEMPTION         $343   $790    $1,362   $2,920

   ASSUMING NO
   REDEMPTION         $243   $790    $1,362   $2,920
------------------------------------------------------

* The example reflects the combined fees of both the Opportunity Fund and the Small Cap Equity Portfolio.

Investment Objectives, Strategies and Risks   [LOGO]


                      HSBC INVESTOR LIMITED MATURITY FUND

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Limited Maturity Fund is to realize above-average total return, consistent with reasonable risk, through investment primarily in a diversified portfolio of investment grade securities including U.S. Government securities, corporate bonds, mortgage-backed securities and other fixed income securities. The Fund seeks to achieve its investment objective by investing all of its assets in the HSBC Investor Limited Maturity Portfolio, the investment objective of which is to realize above-average total return, consistent with reasonable risk, through investment primarily in a diversified investment grade portfolio of U.S. Government securities, corporate bonds, mortgage-backed securities and other fixed income securities. The Portfolio invests primarily in investment grade fixed income securities with a stated maturity of less than 10 years.

Consistent with the investment objective of the Fund, the Portfolio:

  normally will invest at least 65% of its total assets primarily in investment grade fixed income securities, which may include U.S. Government securities, corporate debt securities and commercial paper, mortgage-backed and asset-backed securities, obligations of foreign governments or international entities, and foreign currency exchange-related securities.

  may invest more than 50% of its total assets in mortgage-backed securities including mortgage pass-through securities, mortgage-backed bonds and CMOs, that carry a guarantee of timely payment.

  may continue to hold securities that have been graded below investment grade.

  may lend it securities to brokers, dealers, and other financial institutions for the purpose of realizing additional income. The Portfolio also may borrow money for temporary or emergency purposes.

  may invest in derivative instruments, including but not limited to, financial futures, foreign currency futures, foreign currency contracts, options on futures contracts, options on securities, and swaps. The Portfolio will use derivative instruments for hedging purposes.

  may engage in repurchase transactions, where the portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

  may invest in debt obligations of commercial banks and savings and loan associations. These instruments include certificates of deposit, time, deposits, and bankers' acceptances.

  may purchase and sell securities on a when-issued basis, in which a security's price and yield are fixed on the date of commitment but payment and delivery are scheduled for a future date.

  may take temporary defensive positions that are inconsistent with the Portfolio's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. This may prevent the Portfolio from achieving its investment objective.

The Adviser selects securities for the Portfolio based on various factors, including the outlook for the economy, and anticipated changes in interest rates and inflation. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Investment Objectives, Strategies and Risks   [LOGO]


                            HSBC INVESTOR BOND FUND

TICKER SYMBOL:        CLASS A: HBFAX        CLASS B: HSBBX        CLASS C: HBFCX
                               -----                 -----                 -----

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Bond Fund is to realize above-average total return, consistent with reasonable risk, through investment primarily in a diversified portfolio of U.S. Government securities, corporate bonds, mortgage-backed securities and other fixed income securities. The Fund seeks to achieve its investment objective by investing all of its assets in the HSBC Investor Fixed Income Portfolio, which has the same investment objective as the Fund.

Consistent with the investment objective of the Fund, the Fixed Income
Portfolio:

   will normally invest at least 65% of its total assets in fixed income securities, which may include U.S. Government securities, corporate debt securities and commercial paper, mortgage-backed and asset-backed securities, obligations of foreign governments or international entities, and foreign currency exchange-related securities.

   may invest more than 50% of its total assets in mortgage-backed securities including mortgage pass-through securities, mortgage-backed bonds and CMOs, that carry a guarantee of timely payment.

   may lend its securities to brokers, dealers, and other financial institutions for the purpose of realizing additional income. The Fund or Portfolio may also borrow money for temporary or emergency purposes.

   may invest in derivative instruments, including, but not limited to, financial futures, foreign currency futures, foreign currency contracts, options on futures contracts, options on securities, and swaps.

   may invest in high yield/high risk securities as well as floating and variable rate instruments and obligations.

   may engage in repurchase transactions, where the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

   may invest in debt obligations by commercial banks and savings and loan associations. These instruments would include certificates of deposit, time deposits, and bankers' acceptances.

   may purchase and sell securities on a when-issued basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.

The investment sub-adviser selects securities for the Portfolio based on various factors, including the outlook for the economy, and anticipated changes in interest rates and inflation. The investment adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Investment Objectives, Strategies and Risks   [LOGO]


                   HSBC INVESTOR NEW YORK TAX-FREE BOND FUND

TICKER SYMBOL:        CLASS A: RNYCX        CLASS B: HNYBX        CLASS C: HNYCX
                               -----                 -----                 -----

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the New York Tax-Free Bond Fund is to provide shareholders of the Fund with income exempt from regular federal, New York State and New York City personal income taxes. The Fund seeks to achieve its investment objective by investing its assets primarily in a non-diversified portfolio of municipal bonds, municipal notes, and other debt instruments, the interest on which is exempt from regular federal, New York State and New York City personal income taxes.

Consistent with its investment objectives, the New York Tax-Free Bond Fund:

   will invest at least 80% of its net assets in tax exempt obligations, and at least 65%, if not all, of its assets in New York Municipal Obligations. To the extent that New York Municipal Obligations do not have acceptable risk- and tax-adjusted returns, the Fund may purchase Municipal Obligations issued by other states and political subdivisions, the interest income on which is exempt from regular federal income tax but is subject to New York State and New York City personal income taxes.

   may invest, as a temporary defensive measure, in short-term obligations or hold some of its assets in cash. If so, shareholders may have to pay federal and New York State and New York City personal income taxes on the interest received on these investments.

   may invest in derivative instruments, including, but not limited to, options and futures contracts on fixed income securities and indices of municipal securities.

   may invest in fixed income securities, which may include bonds, debentures, mortgage securities, notes, bills, commercial paper, and U.S. Government securities.

   may engage in repurchase transactions, where the Portfolio or Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

   may purchase and sell securities on a when-issued basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.

The investment adviser selects securities for the Portfolio based on various factors, including the credit quality of the securities, the outlook for the economy, and anticipated changes in interest rates and inflation. The investment adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.


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Investment Objectives, Strategies and Risks   [LOGO]


                          HSBC INVESTOR BALANCED FUND

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Balanced Fund is to seek current income and long-term growth of capital consistent with reasonable risk. The Fund seeks to achieve its investment objective by investing approximately 60% of the Fund's total assets in stocks and other equity securities and approximately 40% in bonds and other debt securities rated at least Baa by Moody's or BBB by S&P or of comparable quality. The Fund may vary this target allocation between equity and income securities if stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the Fund's total assets in fixed income securities.

The Fund will ordinarily invest in common stocks, preferred stocks and convertible securities of large companies. For this purpose, a company having a market capitalization of $2 billion or more is considered a large company. The Fund also may invest to a limited extent in companies that have a smaller market capitalization, and may invest in foreign securities. The Adviser selects equity securities for the Fund that have attractive valuations or the potential for future earnings growth. In selecting equity securities, the Adviser uses quantitative research (e.g., analyzing analyst reports, sales growth, earnings acceleration, debt levels, and market capitalization) and fundamental research (e.g., analyzing factors such as whether a company is a leader in its market, the sector outlook, and the quality of the management) to identify stocks meetings its criteria. The Fund's criteria for selecting equity securities include the issuer's managerial strength, competitive position, price to earnings ratio, profitability, prospects for growth, underlying asset value and relative market value. The Fund may invest in securities that appear to be undervalued because the value or potential for growth has been overlooked by many investors or because recent changes in the economy, industry or the company have not yet been reflected in the price of the securities.

The Fund's fixed income securities may include U.S. Government and agency securities, corporate bonds, asset-backed securities (including mortgage-backed securities), obligations of savings and loans and U.S. and foreign banks, commercial paper and related repurchase agreements. The Fund expects to maintain an average quality rating of the fixed income portion of its portfolio of Aa by Moody's or AA by S&P or equivalent quality. The Fund currently has no policy with respect to the average maturity of the fixed income portion of the Fund's portfolio. The Fund bases its selection of fixed income securities upon analysis of various factors, including the credit quality of the issuer, the outlook for the economy and anticipated changes in interest rates and inflation. If a security held by the Fund has its rating reduced below the Fund's quality standards or revoked, the Fund may continue to hold the security. The Adviser will, however, consider whether the Fund should continue to hold the security. These securities may be subject to greater credit risk and have greater price volatility than securities in the higher rating categories.

In response to market, economic, political, or other conditions, the Adviser may temporarily use a different investment strategy for defensive purposes. If the Adviser does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

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Investment Objectives, Strategies and Risks   [LOGO]


                           HSBC INVESTOR EQUITY FUND

TICKER SYMBOL:        CLASS A: REPEX        CLASS B: HEFBX        CLASS C: HEFCX
                               -----                 -----                 -----

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Equity Fund is long-term growth of capital and income without excessive fluctuations in market value. The Fund seeks to achieve its objective by investing at least 65% of its total assets in equity securities of seasoned medium and large-sized companies in sound financial condition that are expected to show above average price appreciation.

To achieve its investment goal, the Fund employs two investment sub-advisers, each of whom pursues a different investment strategy. The Adviser is responsible for allocating the assets between the investment sub-advisers. Although the Adviser usually divides the assets in half, it may allocate a greater portion of the assets to one of the investment sub-advisers if the Adviser believes it is in the best interests of the Fund.

The first investment sub-adviser invests its portion of the Fund's assets using a 'growth' style of investing. The second investment sub-adviser invests the remaining assets using a 'value' style of investing. Each approach relies on a careful analysis of each company considered for investment, using internal fundamental research analysis, to determine its source of earnings, competitive edge, management strength, and level of industry dominance as measured by market share.

'GROWTH' STRATEGY: The strategy focuses on investing in financially secure firms with established operating histories that are proven leaders in their industry or market sector. Such companies may demonstrate characteristics such as participation in expanding markets, increasing unit sales volume, growth in revenues and earnings per share, and increasing return on investments. The Fund's assets may be invested in companies that do not demonstrate such characteristics if such companies are expected to undergo an acceleration in growth of earnings because of special factors such as new management, new products, changes in consumer demand or basic changes in the economic environment.

'VALUE' STRATEGY: This approach seeks to obtain the Fund's investment objective by investing in equity securities of U.S. companies believed to be undervalued based upon internal research and proprietary valuation systems. Investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. The research focuses on two levels of analysis: first, on understanding wealth shifts that occur within the equity market; and second, on individual company research.

Consistent with its investment objective, the HSBC Investor Equity Fund:

   may invest in a broad range of equity securities of U.S. and foreign companies, including debt securities, warrants or rights that can be converted into common stock.

   may invest in derivative instruments, including, but not limited to, futures contracts options on securities, securities indices, futures contracts, and foreign currencies.

   may invest up to 35% in bonds and other debt securities, including lower rated, high-yield bonds, commonly referred to as 'junk bonds.'

   may invest without limit in short-term debt and other high-quality, fixed income securities, including U.S. and foreign government securities, certificates of deposit and bankers' acceptances of U.S. and foreign banks, and commercial paper of U.S. or foreign issuers.

   may engage in repurchase transactions, where the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

   may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.

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Investment Objectives, Strategies and Risks   [LOGO]


                      HSBC INVESTOR GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Growth and Income Fund is long-term growth of capital and current income. The Fund seeks to achieve this objective by investing at least 65% of its total assets in common stocks, preferred stocks, and convertible securities. The Fund may invest up to 35% of its total assets in fixed income securities and money market instruments. The fixed income securities may include U.S. Government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), obligations of savings and loans and U.S. and foreign banks, commercial paper and related repurchase agreements.

The Fund's criteria for selecting equity securities are the issuer's managerial strength, competitive position, price to earnings ratio, profitability, prospects for growth, underlying asset value and relative market value. The Fund's Adviser uses quantitative and fundamental research to identify stocks meeting either or both growth and income criteria and selects securities for the portfolio that appear to be undervalued. The Fund may invest in securities that appear to be undervalued because the value or potential for growth has been overlooked by many investors or because recent changes in the economy, industry or the company have not yet been reflected in the price of the securities. In order to increase the Fund's portfolio income, the Fund may invest in securities that provide current dividends or, in the opinion of the Adviser, have a potential for dividend growth in the future. Investments will be sold if they no longer meet the Fund's criteria for income-oriented or growth-oriented instruments.

The Fund will place greater emphasis on capital appreciation as compared to income, although changes in market conditions and interest rates will cause the Fund to vary emphasis of these two elements of its investment program in order to meet its investment objective.

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Investment Objectives, Strategies and Risks   [LOGO]


                           HSBC INVESTOR MID-CAP FUND

TICKER SYMBOL:        CLASS A: HMIAX        CLASS B: HMIBX        CLASS C: HSMIX
                               -----                 -----                 -----

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Mid-Cap Fund is to achieve a higher rate of return than that generated by the S&P 400. The Fund seeks to achieve its objectives by investing in common stock, preferred stocks and convertible securities. Under normal conditions the Fund will invest at least 65% of its total assets in equity securities of mid-sized companies with market capitalizations falling within the S&P 400 Index (currently between 102 million and $13.150 billion as of December 31, 2000) at the time of acquisition.

The Adviser uses quantitative and fundamental research to select stocks for the Fund's portfolios that the Adviser believes offer attractive growth opportunities and are selling at reasonable prices. The Adviser pursues this strategy by first considering fundamental factors such as book value, cash flow, earnings, and sales. The Adviser's quantitative analysis also includes in-depth analysis of a company's financial statements. Once a company passes this quantitative screening process, the Adviser utilizes a more traditional qualitative approach. This analysis considers factors such as liquidity, use of leverage, management strength, and the company's ability to execute its business plan. The Fund expects to invest primarily in securities of U.S.-based companies, but it may also invest, to a limited degree, in securities of non-U.S. companies, generally through ADRs. The Adviser will consider selling those securities which no longer meet the Fund's criteria for investing. The Fund has authority to invest up to 100% of its total assets in a variety of short-term debt securities (e.g., money market instruments, certificates of deposit, bankers acceptance, commercial paper) for temporary defensive purposes under unusual market conditions.

The Fund's criteria for selecting equity securities are the issuer's managerial strength (e.g., the quality and experience of management), competitive position, price to earnings ratio, profitability, prospects for growth, underlying asset value and relative market value (e.g., relative to market and historical levels). The Fund's Adviser uses quantitative and fundamental research to identify stocks meeting either or both growth and income criteria and selects securities for the portfolio that appear to be undervalued. The Fund may invest in securities that appear to be undervalued because the value or potential for growth has been overlooked by many investors or because recent changes in the economy, industry or the company have not yet been reflected in the price of the securities. In order to increase the Fund's portfolio income, the Fund may invest in securities that provide current dividends or, in the opinion of the Adviser, have a potential for dividend growth in the future. Investments will be sold if they no longer meet the Fund's criteria for investment.

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Investment Objectives, Strategies and Risks   [LOGO]


                       HSBC INVESTOR OVERSEAS EQUITY FUND

TICKER SYMBOL:        CLASS A: HOEAX        CLASS B: HOEBX        CLASS C: HOECX
                               -----                 -----                 -----

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Overseas Equity Fund is to seek long-term growth of capital and future income through investment primarily in securities of non-U.S. issuers and securities whose principal markets are outside of the United States. The Fund seeks to achieve its investment objective by investing all of its assets in the International Equity Portfolio, which has the same investment objective as the Fund. The principal investments of the International Equity Portfolio will be in equity securities of companies organized and domiciled in developed nations outside the United States or for which the principal trading market is outside the United States, including Europe, Canada, Australia and the Far East.

Consistent with the investment objective of the Fund, the International Equity
Portfolio:

   will normally invest at least 80% of its total assets in equity securities of foreign corporations, consisting of common stocks, and other securities with equity characteristics, including preferred stock, warrants, rights, securities convertible into common stock, trust certificates, limited partnership interests and equity participations.

   may invest up to 20% of its total assets in equity securities of companies in emerging markets.

   intends to have at least three different countries represented in its portfolio and intends to invest primarily in companies with large market capitalizations.

   may, under exceptional circumstances, temporarily invest part or all of its assets in fixed income securities denominated in foreign currencies, domestic or foreign government securities, and nonconvertible preferred stock, or hold its assets in cash or cash equivalents.

   may invest in derivative instruments, including, but not limited to, foreign currency futures contracts and options on foreign currencies and foreign currency futures.

   may engage in repurchase transactions, where the Portfolio or Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

   may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.

   may purchase and sell securities on a 'when-issued' basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.

The investment sub-adviser's approach to investing relies on extensive field research and direct company contact. It is a fundamental value-oriented approach that attempts to identify the difference between the underlying value of a company and the price of its security in the market.

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Investment Objectives, Strategies and Risks   [LOGO]


                         HSBC INVESTOR OPPORTUNITY FUND

TICKER SYMBOL:        CLASS A: HSOAX        CLASS B: HOPBX        CLASS C: HOPCX
                               -----                 -----                 -----

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Opportunity Fund is to seek long-term growth of capital by investing in equity securities of small- and medium-sized companies that are early in their life cycle but which may have potential to become major enterprises. These companies would be expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and would have the products, management and market opportunities that are usually necessary to become more widely recognized. The Fund seeks to achieve its investment objective by investing all of its assets in the HSBC Investor Small Cap Equity Portfolio, which has the same investment objective as the Fund.

Consistent with the Fund's investment objective, the Small Cap Equity Portfolio:

   will invest at least 80% of its total assets in equity securities, of which at least 65% will be equity securities issued by small cap companies. Small cap companies generally are those companies which have small (under $1 billion) market capitalizations and have gross revenues ranging from $10 million to $1 billion.

   may invest in more established companies whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand or basic changes in the economic environment.

   may invest up to 20% of its total assets in foreign securities.

   will invest primarily in common stocks, but may, to a limited extent, seek appreciation in other types of securities when relative values and market conditions make such purchases appear attractive.

   may invest part or all of its assets in cash (including foreign currency) or short-term obligations during times of international, political or economic uncertainty or turmoil, or in order to meet anticipated redemption requests. These investments may include certificates of deposit, commercial paper, short-term notes and U.S. Government securities.

   may invest in derivative instruments, including, but not limited to, financial and foreign currency futures contracts as well as options on securities, foreign currencies, and foreign currency futures.

   may invest in fixed income securities, which may include bonds, debentures, mortgage securities, notes, bills, commercial paper, and U.S. Government securities.

   may engage in repurchase transactions, where the Portfolio or Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

   may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.

The investment sub-adviser uses a bottom-up, as opposed to a top-down, investment style in managing the Fund. Securities are selected based upon fundamental analysis of a company's cash flow, industry position, potential for high-profit margins, and strength of management, as well as other factors.

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Investment Objectives, Strategies and Risks   [LOGO]

GENERAL RISK FACTORS: ALL FUNDS

An investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested. The Funds' performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in each Fund's investment portfolio, national and international economic conditions and general market conditions.

Generally, the Funds and their corresponding portfolios, will be subject to the following risks:

  Market Risk: The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap or mid-cap stocks, and 'growth' stocks can react differently from 'value' stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

  Fixed Income Securities: The value of investments in fixed income securities will fluctuate as interest rates decrease or increase. In addition, these securities may accrue income that is distributable to shareholders even though the income may not yet have been paid to a Fund or Portfolio. If so, a Fund or Portfolio may need to liquidate some of its holdings and forego the purchase of additional income-producing assets.

  Credit Risks: The Funds could lose money if the issuer of a fixed income security owned by a Fund or Portfolio is unable to meet its financial obligations.

  Derivatives: The Funds may invest in various types of derivative securities. Generally, a derivative is a financial arrangement the value of which is based on (or 'derived' from) a traditional security, asset, or market index. Derivative securities include, but are not limited to, options and futures transactions, forward foreign currency exchange contracts, mortgage- and asset-backed securities, 'when-issued' securities, and swaps. There are, in fact, many different types of derivative securities and many different ways to use them.

  The use of derivative securities is a highly specialized activity and there can be no guarantee that their use will increase the return of the Funds or protect their assets from declining in value. In fact, investments in derivative securities may actually lower a Fund's return if such investments are timed incorrectly or are executed under adverse market conditions. In addition, the lack of a liquid market for derivative securities may prevent the Fund from selling unfavorable positions, which could result in adverse consequences.

  Each Fund may invest in different kinds of derivative securities. The Statements of Additional Information contain detailed descriptions of the derivative securities in which each Fund may invest and a discussion of the risks associated with each security. To request a Statement of Additional Information, please refer to the back cover of this Prospectus.

  Repurchase Agreements: The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Portfolio or Fund may incur a loss upon disposition of the securities. There is also the risk that the seller of the agreement may become insolvent and subject to liquidation.

  Illiquid Securities: The Funds may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sale. A Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund.

  Portfolio Turnover. The Funds are actively managed and, in some cases the Funds' portfolio turnover, may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Funds and their shareholders and may result in a lower net asset value. High portfolio turnover (over 100%) also may result in the realization of substantial net short-term capital gains, which when distributed are taxable to shareholders. The trading costs and tax affects associated with turnover may adversely affect the Funds' performance.
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Investment Objectives, Strategies and Risks   [LOGO]


  Temporary Defensive Positions. In order to meet liquidity needs or for temporary defensive purposes, the Funds may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which, in the Adviser's opinion, are more conservative than the types of securities that the Funds typically invests in. To the extent the Funds are engaged in temporary or defensive investments, the Funds will not be pursuing their investment objectives.

  Returns Are Not Guaranteed: An investment in the Funds is neither insured nor guaranteed by the U.S. Government. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by HSBC or any other bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

SPECIFIC RISK FACTORS: FOREIGN AND HIGH YIELD/HIGH RISK SECURITIES
(EQUITY FUND, BALANCED FUND, BOND FUND, OPPORTUNITY FUND, OVERSEAS EQUITY FUND, LIMITED MATURITY FUND, GROWTH AND INCOME FUND, MID-CAP FUND)

Foreign securities involve investment risks different from those associated with domestic securities. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange rates, withholding taxes, or a lack of adequate company information, liquidity, and government regulation.

Investments in foreign emerging markets present greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in foreign emerging markets. In addition, a number of emerging markets restrict foreign investment in stocks. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Moreover, many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.

High yield/high risk securities ('junk bonds') may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. If the issuer of high yield/high risk securities defaults, the Fund or Portfolio may incur additional expenses to seek recovery. High yield/high risk securities may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely effect and cause large fluctuations in the daily net asset value of the Funds.

SPECIFIC RISK FACTORS: 'WHEN-ISSUED' SECURITIES
(NEW YORK TAX-FREE BOND FUND, BOND FUND, OVERSEAS EQUITY FUND, LIMITED MATURITY FUND, BALANCED FUND, GROWTH AND INCOME FUND, MID-CAP FUND)

The price and yield of securities purchased on a 'when-issued' basis is fixed on the date of the commitment but payment and delivery are scheduled for a future date. Consequently, these securities present a risk of loss if the other party to a 'when-issued' transaction fails to deliver or pay for the security. In addition, purchasing securities on a 'when-issued' basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a result, the 'when-issued' security may have a lesser (or greater) value at the time of settlement than the Fund's payment obligation with respect to that security.

SPECIFIC RISK FACTORS: MORTGAGE-BACKED SECURITIES AND SWAPS
(BOND FUND, LIMITED MATURITY FUND, BALANCED FUND, GROWTH AND INCOME FUND, MID-CAP FUND)

Mortage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. Mortgage- and asset-backed securities are subject to prepayment, extension, market, and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Conversely, an extension risk is present during periods of rising interest rates, when a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities. Market risk reflects the risk that the price of the security may fluctuate over time as a result of changing interest


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Investment Objectives, Strategies and Risks   [LOGO]


rates or the lack of liquidity. Credit risk reflects the risk that the Fund or Portfolio may not receive all or part of its principal because the issuer has defaulted on its obligations.

A swap is an agreement to change the return generated by one instrument for the return generated by another instrument. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the other party to the swap defaults, the Fund or Fixed Income Portfolio may lose interest payments that it is contractually entitled to receive and may, in some cases, lose the entire principal value of the investment security.

SPECIFIC RISK FACTORS: CONCENTRATION
(NEW YORK TAX-FREE BOND FUND)

Because the Fund will concentrate its investments in New York and may concentrate a significant portion of its assets in the securities of a single issuer or sector, investment in this Fund may pose investment risks greater than those posed by a more broadly diversified portfolio. Consequently, unlike a more diversified portfolio, the value of the Fund's assets could lose significant value due to the poor performance of a single issuer or sector.

The Fund may also be subject to credit risks. Historically, New York State and other issuers of New York Municipal Obligations have experienced periods of financial difficulty. Because a significant share of New York State's economy depends on financial and business services, any change in market conditions that adversely affect these industries could affect the ability of New York and its localities to meet its financial obligations. The financial stability of New York State is closely related to the financial stability of its localities, particularly New York City, which has required and continues to require significant financial assistance from New York. To the extent that New York City and other New York localities require the State's assistance, the ability of the State to meet its own obligations as they come due or to obtain additional financing could be adversely affected. If this occurs, you could lose money on your investment.

SPECIFIC RISK FACTORS: SECURITY SPECIFIC RISK
(BALANCED FUND)

Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes. Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.

SPECIFIC RISK FACTORS: CAPITALIZATION RISK
(MID-CAP FUND)

Capitalization risk is the risk customarily associated with investments in smaller capitalization companies due to limited markets and financial resources, narrow product lines and frequent lack of depth of management. Stocks of smaller companies may trade infrequently or in lower volumes, making it difficult for the Fund to sell its shares at the desired price. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, the Fund's net asset value may be subject to rapid and substantial changes.

SPECIFIC RISK FACTORS: EXPOSURE TO TECHNOLOGY-RELATED RISK
(MID-CAP FUND)

The mid-cap sector of the stock market includes a significant number of companies the securities of which may be characterized as technology or technology-related investments. While the Fund does not as matter of investment strategy seek to invest disproportionately in such securities, the value of the Fund's investments may be impacted by developments affecting technology and technology-related stocks generally.
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Fund Management   [LOGO]

                             THE INVESTMENT ADVISER

HSBC Asset Management (Americas) Inc. (the 'Adviser'), 452 Fifth Avenue, New York, New York 10018, is the investment adviser for the Funds, pursuant to Investment Advisory contracts with HSBC Investor Funds (the 'Trust') and HSBC Investor Portfolios. The Adviser is a wholly-owned subsidiary of HSBC Bank USA, a New York State chartered bank, which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company, (collectively 'HSBC'). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of December 31, 2000, HSBC managed more than $83 billion in assets, including $4.6 billion in the HSBC Investor Family of Funds.

The following companies serve as investment sub-advisers of their respective Funds and Portfolios. The investment sub-advisers make the day-to-day investment decisions and continuously review, supervise and administer investment programs.

The Equity Fund: Alliance Capital Management L.P. ('Alliance'), 1345 Avenue of the Americas, New York, New York 10105, and Institutional Capital Corporation ('ICAP'), 225 West Wacker Drive, Chicago, Illinois 60606, both serve as investment advisers to the Equity Fund. Alliance pursues a 'growth' style of investing, while ICAP pursues a 'value' style of investing. The Adviser is responsible for allocating the Fund's assets between Alliance and ICAP for purposes of investment.

Alliance is a leading global investment adviser supervising client accounts with assets totaling $454 billion as of December 31, 2000. Alliance's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds.

ICAP is an employee-owned investment management firm established in 1970 and is dedicated to the management of value-oriented equity products. As of December 31, 2000, ICAP has approximately $14.7 billion in assets under management.

The Bond Fund (Fixed Income Portfolio): Miller Anderson & Sherrard ('MAS'), One Tower Bridge, West Conshohocken, Pennsylvania 19428, is a Pennsylvania limited partnership founded in 1969. MAS is wholly-owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co., and is a division of Morgan Stanley Dean Witter Investment Management. MAS provides investment services to employee benefit plans, endowment funds, foundations and other institutional investors. As of December 31, 2000, MAS had approximately $78.2 billion in assets under management.

The Overseas Equity Fund (International Equity Portfolio): Capital Guardian Trust Company ('CGTC'), which was founded in 1968, is a wholly owned subsidiary of The Capital Group Companies, Inc., both of which are located at 333 South Hope Street, Los Angeles, California. As of December 31, 2000, CGTC managed $121.7 billion of assets primarily for large institutional clients.

The Opportunity Fund (Small Cap Equity Portfolio): MFS Institutional Advisers, Inc. ('MFSI'), together with its parent company Massachusetts Financial Services Company ('MFS'), is America's oldest mutual fund organization. MFSI has its principal office at 500 Boylston Street, Boston, MA 02116. Net assets under the management of the MFS organization were approximately $147.4 billion on behalf of over two million investor accounts as of December 31, 2000. As of that date, the MFS organization managed approximately $123.8 billion of assets invested in equity securities, and approximately $23.6 billion of assets invested in fixed income securities.

Fund Management   [LOGO]

                             THE INVESTMENT ADVISER
                                   CONTINUED

For these advisory and management services, the Funds paid a management fee as follows:


                                               PERCENTAGE OF
                                            AVERAGE NET ASSETS
                                              AS OF 10/31/00*
                                            -------------------
 Limited Maturity Fund                             0.40%
                                            -------------------
 Bond Fund                                         0.40%
                                            -------------------
 New York Tax-Free Bond Fund                       0.25%
                                            -------------------
 Balanced Fund                                     0.55%
                                            -------------------
 Equity Fund                                       0.44%
                                            -------------------
 Growth and Income Fund                            0.55%
                                            -------------------
 Mid-Cap Fund                                      0.55%
                                            -------------------
 Overseas Equity Fund                              0.69%
                                            -------------------
 Opportunity Fund                                  0.87%
---------------------------------------------------------------

* HSBC waived a portion of its contractual fees with the New York Tax-Free Bond Fund, Overseas Equity Fund, and Opportunity Fund for the most recent fiscal year. Actual fees paid on behalf of the Funds and Portfolios during the previous fiscal year may be higher than the current contractual fee due to break points in the investment adviser's fee, which are based on the value of the assets in the Fund or Portfolio. The Limited Maturity Fund, Balanced Fund and Growth and Income Fund have not operated for a full fiscal year. The advisory fees stated above are based on the value of the assets in the Fund or Portfolio.

Fund Management   [LOGO]

                               PORTFOLIO MANAGERS

THE NEW YORK TAX-FREE BOND FUND:

     Peter J. Loftus, Senior Portfolio Manager with HSBC since 1997, is primarily responsible for the day-to-day management of the New York Tax-Free Bond Fund's portfolio. Prior to joining HSBC, Mr. Loftus was a Senior Vice President at Dillon, Read & Co. from August, 1992 through August, 1997, where he managed tax-exempt trading and hedging for the firm. He also spent seven years (1984 - 1992) at Paine Webber as a Vice President involved in the trading and distribution of tax-exempt securities.

THE EQUITY FUND:

     John L. Blundin, an Executive Vice President and Portfolio Manager and Disciplined Growth Team Leader, and Christopher Toub, a Senior Vice President, Equity Portfolio Manager, and Director of Global Equity Research have primary portfolio management responsibility for the Equity Fund's assets allocated to Alliance. In all, Mr. Blundin has 35 years of investment experience. For 27 years, including the last five years, Mr. Blundin has served as a portfolio manager at Alliance. Mr. Toub has 18 years of investment experience, including the last five years of experience as a portfolio manager at Alliance.

     Robert H. Lyon heads a team of six senior portfolio managers that are responsible for the Equity Fund's assets allocated to ICAP. Mr. Lyon joined ICAP in 1976. Prior to that time, Mr. Lyon worked at the First National Bank of Chicago in the area of strategy and economics.

THE MID-CAP FUND

     Mr. Thomas D'Auria, CFA, Portfolio Manager, is responsible for the day-to-day management of the Mid-Cap Fund. Prior to joining HSBC in late 1997, Mr. D'Auria worked as Vice President and Senior Fund Analyst at Merrill Lynch Asset Management for four years. The U.S. Equity team consists of 12 analysts, managers and dealers who provide investment support for the fund.

THE GROWTH AND INCOME FUND

     Mr. Fredric Lutcher III, CFA, Chief Investment Officer, U.S. Equities, is responsible for the day-to-day management of the Fund. Prior to joining the Adviser in 1997, Mr. Lutcher worked as Vice President and Senior Mutual Fund Portfolio Manager at Merrill Lynch Asset Management for nine years, where he managed equity portfolios.

SIMILAR FUND PERFORMANCE

The following table provides information concerning the historical total return performance of the Class A Shares of the HSBC Growth and Income Fund (the 'Similar Fund'), a series of the HSBC Mutual Funds Trust. The Similar Fund's investment objectives, policies and strategies are substantially similar to those of the Fund and is currently managed by the same portfolio manager. While the investment objectives, policies and risks of the Similar Fund and the Fund are similar, they are not identical, and the performance of the Similar Fund and the Fund will vary. The data is provided to illustrate the past performance of the Adviser in managing a substantially similar investment portfolio and does not represent the past performance of the Fund or the future performance of the Fund or its portfolio manager. Consequently, potential investors should not consider this performance data as an indication of the future performance of the Fund or of its portfolio manager.

The Similar Fund's performance data shown below is calculated in accordance with standards prescribed by the Securities and Exchange Commission for the calculation of average annual total return information. The investment results of the Similar Fund presented below are unaudited and are not intended to predict or suggest results that might be experienced by the Similar Fund or the Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities. The performance data for the benchmark index identified below does not reflect the fees or expenses of the Similar Fund or the Fund.

Fund Management   [LOGO]

                               PORTFOLIO MANAGERS
                                   CONTINUED

Average Annual Total Return for the similar fund and for its Benchmark Index for periods ended December 31, 2000


                                                    INCEPTION                                         SINCE
 SIMILAR FUND/BENCHMARK                               DATE         1 YEAR      5 YEARS   10 YEARS   INCEPTION
 HSBC GROWTH AND INCOME FUND (CLASS A)
 WITHOUT SALES CHARGE                             June 23, 1986     -10.52%    15.12%     15.23%     13.00%
                                                 -----------------------------------------------------------
 HSBC GROWTH AND INCOME FUND (CLASS A)
 WITH SALES CHARGE(1)                                               -15.02%    13.94%     14.64%     12.60%
                                                  -----------------------------------------------------------
 S&P 500'r' INDEX*                                                   -9.10%    18.33%     17.44%     15.10%

(1) Reflects the maximum sale charges of 5.0%.

* The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects income and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

THE BALANCED FUND

     Mr. Fredric Lutcher III, CFA, Chief Investment Officer, U.S. Equities, is responsible for the day-to-day management of the Fund. Prior to joining the Adviser in 1997, Mr. Lutcher worked as Vice President and Senior Mutual Fund Portfolio Manager at Merrill Lynch Asset Management for nine years, where he managed equity portfolios.

     Mr. Edward Merkle is responsible for the day-to-day management of the fixed income portion of the Fund. Mr. Merkle joined HSBC in 1984 and is responsible for managing institutional and retail fixed income portfolios.

THE BOND FUND (FIXED INCOME PORTFOLIO)

     The Portfolio Manager for the Fixed Income Portfolio is Kenneth B. Dunn. Mr. Dunn has been a Partner at MAS since prior to 1991. He has served as the Portfolio Manager of the MAS Fixed Income and MAS Domestic Fixed Income Portfolios since 1987; the MAS Fixed Income II Portfolio since 1990; the MAS Mortgage-Backed Securities and Special Purpose Fixed Income Portfolios, since 1992; and the MAS Municipal and PA Municipal Portfolios, since 1994.

THE OVERSEAS EQUITY FUND (INTERNATIONAL EQUITY PORTFOLIO):

The following persons are primarily responsible for portfolio management of the International Equity Portfolio:

     David Fisher, Chairman of CGTC, has had 34 years experience as an investment professional (30 years with CGTC or its affiliates).

     Harmut Giesecke, Senior Vice President and Director of Capital International, Inc., has had 28 years experience as an investment professional (27 years with CGTC or its affiliates).

     Nancy Kyle, Senior Vice President of CGTC, has had 26 years experience as an investment professional (9 years with CGTC or its affiliates). From 1980 to 1990, Ms. Kyle was managing director of J. P. Morgan Investment Management, Inc.

     Robert Ronus, President of CGTC, has had 31 years experience as an investment professional (27 years with CGTC or its affiliates).

     Nilly Sikorsky, Director of The Capital Group Companies, Inc., has had 37 years experience as an investment professional, all of which was with CGTC or its affiliates.

Fund Management   [LOGO]

                               PORTFOLIO MANAGERS
                                   CONTINUED

OPPORTUNITY FUND (SMALL CAP EQUITY PORTFOLIO):

     The portfolio manager of the Small Cap Equity Portfolio is Brian Stack, Senior Vice President of MFSI. Mr. Stack has been employed by MFSI since 1993.

LIMITED MATURITY FUND (LIMITED MATURITY PORTFOLIO)

     Mr. Edward Merkle is responsible for the day-to-day management of the Fund's portfolio. Mr. Merkle joined the Adviser in 1984 and is responsible for managing institutional and retail fixed income portfolios.

THE DISTRIBUTOR AND ADMINISTRATOR

BISYS Fund Services ('BISYS'), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' administrator (the 'Administrator'). Management and administrative services of BISYS include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services.

BISYS also serves as the distributor (the 'Distributor') of the Funds' shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

The Statements of Additional Information have more detailed information about the Investment Adviser, Distributor and Administrator, and other service providers.

THE TWO-TIER FUND STRUCTURE

The Bond Fund, Overseas Equity Fund, Opportunity Fund and Limited Maturity Fund seek to achieve their investment objectives by investing all of each Fund's assets in the HSBC Investor Fixed Income Portfolio, HSBC Investor International Equity Portfolio, HSBC Investor Small Cap Equity Portfolio and the HSBC Investor Limited Maturity Portfolio, respectively, series of a separate open-end investment company, each having the same investment objectives as their respective Funds. This is referred to as a 'master/feeder' arrangement because one fund (the 'feeder' fund) 'feeds' its assets into another fund (the 'master fund'). The two-tier investment fund structure has been developed relatively recently, so shareholders should carefully consider this investment approach. For example, other mutual funds and institutional investors may invest in the Portfolios on the same terms and conditions as the Funds (although they may have different sales commissions and other operating expenses that may generate different returns). As with traditionally structured funds which have large investors, the actions of these mutual funds and institutional investors (or other large investors) may have a material effect on smaller investors in the Fund. For example, if a large investor withdraws from a portfolio (a 'master fund'), operating expenses may increase, thereby producing lower returns for investors in the Funds ('feeder funds'). Additionally, the portfolio may become less diverse, resulting in increased portfolio operating expenses.

Except as permitted, whenever a Fund is requested to vote on a matter pertaining to its corresponding Portfolio, the Fund will hold a meeting of its shareholders. At the meeting of investors in the Portfolio, the Fund will cast all of its votes in the same proportion as the votes of the Fund's shareholders.

The investment objectives of the Funds and the Portfolios may be changed without approval of the shareholders. A Fund may withdraw its investment in its corresponding Portfolio as a result of certain changes in the Portfolio's investment objective, policies or restrictions or if it is in the best interests of the Fund to do so.


48

Shareholder Information   [LOGO]


                        PRICING OF FUND SHARES

HOW NAV IS CALCULATED

The NAV for each class of shares is calculated by dividing the total value of a Fund's investments and other assets attributable to a class less any liabilities, by the total number of outstanding shares of that class:

                                     NAV =
                            Total Assets - Liabilities
                            --------------------------
                                Number of Shares
                                  Outstanding

The value of assets in a Fund's portfolio or held by a Portfolio is determined on the basis of their market or other fair value.

THE INCOME AND EQUITY FUNDS

The net asset value per share (NAV) is determined once each day at the close of regular trading on the New York Stock Exchange, normally at 4 p.m. Eastern time on days the Exchange is open.

The New York Stock Exchange is open every weekday except for the days on which national holidays are observed. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund plus any applicable sales charge. If you sell Class B Shares or Class C Shares, a contingent deferred sales load may apply, which would reduce the amount of money paid to you by the Fund. For more information about sales charges, see the section on 'Distribution Arrangements/Sales Charges.'

-------------------------------------------------------------------------------
 PURCHASING AND ADDING TO YOUR SHARES

 You may purchase Funds through the HSBC Investor Funds Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.
-------------------------------------------------------------------------------

Shareholder Information   [LOGO]

                        PURCHASING AND ADDING TO YOUR SHARES

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

                                               MINIMUM
                                               INITIAL      MINIMUM
                      ACCOUNT TYPE           INVESTMENT   SUBSEQUENT
                      Regular
                      (non-retirement)         $1,000       $ 100
                      ----------------------------------------------
                      Retirement (IRA)         $  250       $ 100
                      ----------------------------------------------
                      Automatic
                      Investment Plan          $  250       $  25

-------------------------------------------------------------------------------

AVOID 31% TAX WITHHOLDING

The Funds are required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather it is a way in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
-------------------------------------------------------------------------------

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY REGULAR MAIL OR BY OVERNIGHT SERVICE

Initial Investment:

If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1. Carefully read, complete, and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check, bank draft or money order payable to 'HSBC Investor Funds' and include the name of the appropriate Fund(s) on the check.

3. Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Subsequent:

1. Use the investment slip attached to your account statement.

   Or, if unavailable,

2. Include the following information in writing:
   Fund name
   Share class
   Amount invested
   Account name
   Account number

3. Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

ELECTRONIC VS. WIRE TRANSFER
Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

Shareholder Information   [LOGO]

                        PURCHASING AND ADDING TO YOUR SHARES
                        CONTINUED

ELECTRONIC PURCHASES

Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

Establish electronic purchase option on your account application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

BY WIRE TRANSFER

For information on how to request a wire transfer, call 1-800-782-8183.

AUTOMATIC INVESTMENT PLAN

You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

      Your bank name, address and account number

      The amount you wish to invest automatically (minimum $25)

      How often you want to invest (every month, 4 times a year, twice a year or once a year)

      Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

DIRECTED DIVIDEND OPTION
By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another
HSBC Investor Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-782-8183.

------------------------------------------------------------------------------

 DIVIDENDS AND DISTRIBUTIONS

 All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A shares than for Class B and C shares, because Class A shares have lower operating expenses. Capital gains are distributed at least annually.

 Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which may be taxable.
 -------------------------------------------------------------------------------

Shareholder Information   [LOGO]

                        SELLING YOUR SHARES

 You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on 'Selling Your Shares.'

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

CONTINGENT DEFERRED SALES CHARGE

When you sell Class B or C shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on 'Distribution Arrangements/Sales Charges' for details.

INSTRUCTIONS FOR SELLING SHARES

If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

BY TELEPHONE

(unless you have declined telephone sales privileges)

    1. Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See 'Selling Your
       Shares -- Verifying Telephone Redemptions')

BY MAIL OR OVERNIGHT SERVICE

(See 'Selling Your Shares -- Redemptions in Writing Required')

    1. Call 1-800-782-8183 to request redemption forms or write a letter of instruction indicating:
         your Fund and account number
         amount you wish to redeem
         address where your check should be sent
         account owner signature
    2. Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

WIRE TRANSFER

You must indicate this option on your account application.
Call 1-800-782-8183 to request a wire transfer.
If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.
The Fund may charge a wire transfer fee.
NOTE: Your financial institution may also charge a separate fee.

ELECTRONIC REDEMPTIONS

Call 1-800-782-8183 to request an electronic redemption. Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days. Your bank may charge for this service.

Shareholder Information   [LOGO]

                        SELLING YOUR SHARES
                        CONTINUED

SYSTEMATIC WITHDRAWAL PLAN

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

   Make sure you have checked the appropriate box on the Account Application, or call 1-800-782-8183.

   Include a voided personal check.

   Your account must have a value of $10,000 or more to start withdrawals.

   If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

1. Redemptions from Individual Retirement Accounts ('IRAs').

2. Redemption requests requiring a signature guarantee, which include any of the following:

     Your account address has changed within the last 10 business days;

     The check is not being mailed to the address on your account;

     The check is not being made payable to the owner of the account;

     The redemption proceeds are being transferred to another Fund account with a different registration; or

     The redemption proceeds are being wired to bank instructions currently not on your account.

You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

VERIFYING TELEPHONE REDEMPTIONS

The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

CLOSING OF SMALL ACCOUNTS

If your account falls below $50 due to redemptions, the Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash, if distribution checks (1) are returned and marked as 'undeliverable' or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.
                                                                              53

Shareholder Information   [LOGO]


                        DISTRIBUTION ARRANGEMENTS/SALES CHARGES

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds.

THE INCOME FUNDS

                                         -----------------------------------------------------------------------
                                         CLASS A SHARES                 CLASS B SHARES        CLASS C SHARES
                                         -----------------------------------------------------------------------
                                         PERCENTAGE       PERCENTAGE    No front-end          No front-end
Sales Charge (Load)                         OF               OF         sales charge. A       sales charge. A
                                       OFFERING PRICE     INVESTMENT    contingent            contingent
Less than $50,000                         4.75%              4.99%      deferred sales        deferred sales
$50,000 but less                                                        charge (CDSC)         charge (CDSC)
than $100,000                             4.25%              4.44%      may be imposed        may be imposed
$100,000 but less                                                       on shares             on shares
than $250,000                             3.50%              3.63%      redeemed within       redeemed within
$250,000 but less                                                       four years after      one year after
than $500,000                             2.50%              2.56%      purchase. Shares      purchase.
$500,000 but less                                                       automatically
than $1,000,000                           2.00%              2.04%      convert to
$1,000,000 and over                       1.00%              1.01%      Class A Shares
                                                                        after 6 years.
----------------------------------------------------------------------------------------------------------------

 Distribution (12b-1) and Service Fees   Subject to                     Subject to            Subject to
                                         combined annual                combined annual       combined annual
                                         distribution and               distribution and      distribution and
                                         shareholder                    shareholder           shareholder
                                         servicing fees of              servicing fees of     servicing fees of
                                         up to 0.25%                    up to 1.00% annually  up to 1.00%
                                         annually of the                of the Fund's         annually of the
                                         Fund's total                   average daily         Fund's average
                                         average daily net              net assets.           daily net assets.
                                         assets.
----------------------------------------------------------------------------------------------------------------

 Fund Expenses                           Lower annual                   Higher annual         Higher annual
                                         expenses than                  expenses than         expenses than
                                         Class B or C                   Class A Shares.       Class A Shares.
                                         shares

Shareholder Information   [LOGO]


                       DISTRIBUTION ARRANGEMENTS/SALES CHARGES
                       CONTINUED

THE EQUITY FUNDS


                                         ---------------------------------------------------------------------
                                         CLASS A SHARES              CLASS B SHARES        CLASS C SHARES
                                         ---------------------------------------------------------------------
                                                                      No front-end          No front-end
Sales Charge (Load)                      PERCENTAGE    PERCENTAGE     sales charge. A       sales charge.
                                         OF OFFERING      OF          contingent            A contingent
                                           PRICE      INVESTMENT      deferred sales        deferred sales
Less than $50,000                         5.00%         5.26%         charge (CDSC)         charge (CDSC)
$50,000 but less                                                      may be imposed        may be imposed
than $100,000                             4.50%         4.71%         on shares             on shares
$100,000 but less                                                     redeemed within       redeemed within
than $250,000                             3.75%         3.90%         four years after      one year after
$250,000 but less                                                     purchase. Shares      purchase.
than $500,000                             2.50%         2.56%         automatically
$500,000 but less                                                     convert to
than $1,000,000                           2.00%         2.04%         Class A Shares
$1,000,000 and over                       1.00%         1.01%         after 6 years.
---------------------------------------------------------------------------------------------------------------
 Distribution (12b-1) and  Service Fees  Subject to                   Subject to            Subject to
                                         combined annual              combined annual       combined annual
                                         distribution and             distribution and      distribution and
                                         shareholder                  shareholder           shareholder
                                         servicing fees of            servicing fees of     servicing fees of
                                         up to 0.25%                  up to 1.00% annually  up to 1.00% annually
                                         annually of the              of the Fund's         of the Fund's
                                         Fund's total                 average daily net     average daily
                                         average daily net            assets.               net assets.
                                         assets.
---------------------------------------------------------------------------------------------------------------
 Fund Expenses                           Lower annual                 Higher annual         Higher annual
                                         expenses than                expenses than         expenses than
                                         Class B or C                 Class A Shares.       Class A Shares.
                                         Shares.

DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES

The Funds have adopted Distribution ('12b-1') plans for Class A, Class B and Class C Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds' shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment.

   The 12b-1 fees vary by share class as follows:

     Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Class A Shares of the Fund.

     Class B and Class C Shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the respective classes of the Fund. This will cause expenses for Class B and Class C Shares to be higher and dividends to be lower than for Class A Shares.

   The higher 12b-1 fee on Class B and Class C Shares, together with the contingent deferred sales load help the Distributor sell Class B and Class C Shares without an 'up-front' sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.
                                                                              55

Shareholder Information   [LOGO]


                       DISTRIBUTION ARRANGEMENTS/SALES CHARGES
                       CONTINUED

   In addition to the 12b-1 fees, Class A, Class B and Class C Shares are subject to a shareholder servicing fee of up to 0.25% of the average daily net assets of the respective classes of the Funds.

   The combination of the 12b-1 fees and shareholder servicing fees will not exceed 0.50% for the Class A Shares, and 1.00% of the average daily net assets of the respective classes of the Funds for the Class B and Class C Shares.

Long-term Class B and Class C shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.

CLASS A SHARES
WAIVER OF SALES CHARGES FOR CLASS A SHARES

The following qualify for waivers of sales charges:

   Shares purchased by investment representatives through fee-based investment products or accounts.

   Proceeds from redemptions from another mutual fund complex within 60 days after redemption, if you paid a front-end sales charge for those shares.

   Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the investment advisers or their affiliates or invested in any of the Funds.

   Shares purchased for trust or other advisory accounts established with the investment advisers or their affiliates.

   Shares purchased by directors, trustees, employees, and family members of the investment advisers and their affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the investment advisers or the Administrator belongs.

SALES CHARGE REDUCTIONS

Reduced sales charges for Class A shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

   Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

   Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

   Combination Privilege. You can combine accounts of multiple Funds (excluding the Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Shareholder Information   [LOGO]


                       DISTRIBUTION ARRANGEMENTS/SALES CHARGES
                       CONTINUED

CLASS B SHARES

Class B Shares of the Funds may be purchased for individual accounts only in amounts of less than $500,000. There is no sales charge imposed upon purchases of Class B Shares, but investors may be subject to a contingent deferred sales charge ('CDSC'). In such cases, the CDSC for the Income Funds and the Equity Funds will be as illustrated in the chart.

    YEARS       CDSC AS A % OF
    SINCE        DOLLAR AMOUNT
  PURCHASE     SUBJECT TO CHARGE
     0-1             4.00%
     1-2             3.00%
     2-3             2.00%
     3-4             1.00%
 more than 4         None

For Income and Equity Funds, the CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. There is no CDSC on reinvested dividends or distributions.

If you sell some but not all of your Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

CONVERSION FEATURE -- CLASS B SHARES

   Class B Shares of the Funds will convert automatically to Class A Shares of the same Fund after six years from the beginning of the calendar month in which the Class B Shares were originally purchased.

   After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

   You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

   If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares. The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

CLASS C SHARES

Class C Shares of the Funds may be purchased for individual accounts normally in amounts of less than $500,000. There is no sales charge imposed upon purchases of Class C Shares, but investors may be subject to a CDSC. Specifically, if you redeem Class C Shares of the Funds, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed.

Unlike Class B Shares, Class C Shares have no conversion feature.

Shareholder Information   [LOGO]


                       DISTRIBUTION ARRANGEMENTS/SALES CHARGES
                       CONTINUED

WAIVER OF SALES CHARGES -- CLASS B SHARES AND CLASS C SHARES

The following qualify for waivers of sales charges:

   Distributions following the death or disability of shareholder.

   Redemptions representing the minimum distribution from an IRA or a Custodial Account to a shareholder who has reached age 70 1/2.

   Redemptions representing the minimum distribution from 401(k) retirement plans where such redemptions are necessary to make distributions to plan participants.

                              EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of the same class of another HSBC Investor Fund, usually without paying additional sales charges (see 'Notes on Exchanges'). No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by sending a written request to HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

   Your name and telephone number

   The exact name on your account and account number

   Taxpayer identification number (usually your social security number)

   Dollar value or number of shares to be exchanged

   The name of the Fund from which the exchange is to be made

   The name of the Fund into which the exchange is being made.

See 'Selling Your Shares' for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, excessive exchange activity may be limited.

NOTES ON EXCHANGES

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

Class B Shares of the HSBC Investor Income Funds or HSBC Investor Equity Funds may be exchanged for Class D Shares of the HSBC Investor Money Market Funds only if you are otherwise eligible to receive them. In all other cases, you will receive Class A Shares of the HSBC Investor Money Market Funds in exchange for your Class B Shares of the HSBC Investor Income or HSBC Investor Equity Funds.

Shareholder Information   [LOGO]


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Please see each Fund's Statement of Additional Information for more information. Because everyone's tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

   A Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

   Any income a Fund receives in the form of interest and dividends is paid out, less expenses, to its shareholders.

   Dividends on all Income Funds are paid monthly. Dividends on the Equity Fund are paid quarterly. Dividends on the Growth and Income Fund, Balanced Fund and Opportunity Fund are paid semi-annually. Dividends on the Overseas Equity Fund and the Mid-Cap Fund are paid annually. Capital gains for all Funds are distributed at least annually. Unless a shareholder elects to receive dividends in cash, dividends will be automatically invested in additional shares of the Fund.

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   Dividends are generally taxable as ordinary income; however, distributions of tax-exempt interest income by the New York Tax-Free Bond Fund are expected to be exempt from the regular federal income tax.

   If a Fund designates a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than 12 months), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

   Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If a Fund declares a dividend in October, November or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

   There may be tax consequences to you if you dispose of your shares in a Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

   You will be notified in January each year about the federal tax status of distributions made by the Funds. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

   Foreign shareholders may be subject to special withholding requirements.

   If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

   There is a penalty on certain pre-retirement distributions from retirement accounts.
                                                                             59

Financial Highlights   [LOGO]


The financial highlights tables are intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions for the indicated periods). This information has been derived from information audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                       HSBC INVESTOR BOND FUND

CLASS A SHARES

                                                               FOR THE YEARS ENDED          FOR THE PERIOD
                                                                   OCTOBER 31,              AUGUST 26, 1996
                                                        ---------------------------------   TO OCTOBER 31,
                                                         2000     1999     1998     1997       1996(d)
NET ASSET VALUE, BEGINNING OF PERIOD                    $ 9.78   $10.51   $10.50   $10.26         $10.00
------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 Net investment income                                    0.61     0.57     0.59     0.57           0.10
 Net realized and unrealized gains/(losses) from
   investments and futures transactions                  (0.01)   (0.49)    0.01     0.30           0.26
------------------------------------------------------------------------------------------------------------
 Total from investment activities                         0.60     0.08     0.60     0.87           0.36
------------------------------------------------------------------------------------------------------------
DIVIDENDS:
 Net investment income                                   (0.62)   (0.57)   (0.59)   (0.57)            --
 Net realized gains from investments and futures
   transactions                                             --    (0.22)      --    (0.06)         (0.10)
 In excess of net realized gains
   from investments and futures transactions                --    (0.02)      --       --             --
------------------------------------------------------------------------------------------------------------
 Total dividends                                         (0.62)   (0.81)   (0.59)   (0.63)         (0.10)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $ 9.76   $ 9.78   $10.51   $10.50         $10.26
------------------------------------------------------------------------------------------------------------
TOTAL RETURN (EXCLUDES SALES CHARGE)                      6.39%    0.68%    5.83%    8.71%          3.61%(c)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000's)                    $3,828   $4,331   $4,826   $2,439         $   21
 Ratio of expenses to average net assets                  1.10%    1.07%    1.10%    1.10%          1.04%(b)
 Ratio of net investment income to average net assets     6.13%    5.84%    5.51%    5.40%          5.23%(b)
 Ratio of expenses to average net assets (a)              3.31%    2.62%    1.61%    5.24%        280.50%(b)
 Portfolio turnover (e)                                 440.49%  433.26%  126.40%  349.00%        152.00%
------------------------------------------------------------------------------------------------------------

 (a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

 (b) Annualized.

 (c) Not annualized.

 (d) Period from commencement of operations.

 (e) Portfolio turnover is calculated on the basis of the Portfolio.

Financial Highlights   [LOGO]


                       HSBC INVESTOR BOND FUND

CLASS B SHARES

                                                              FOR THE YEAR ENDED   FOR THE PERIOD
                                                                 OCTOBER 31,       JANUARY 6, 1998
                                                              ------------------   TO OCTOBER 31,
                                                               2000        1999      1998(e)
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 9.78      $10.51        $10.63
---------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 Net investment income                                          0.54        0.49          0.41
 Net realized and unrealized losses from investments and
   futures transactions                                        (0.01)      (0.49)        (0.12)
---------------------------------------------------------------------------------------------------
 Total from investment activities                               0.53        0.00          0.29
---------------------------------------------------------------------------------------------------
DIVIDENDS:
 Net investment income                                         (0.54)      (0.49)        (0.41)
 Net realized gains from investments and futures
   transactions                                                   --       (0.22)           --
 In excess of net realized gains from investments and
   futures transactions                                           --       (0.02)           --
---------------------------------------------------------------------------------------------------
 Total dividends                                               (0.54)      (0.73)        (0.41)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 9.77      $ 9.78        $10.51
---------------------------------------------------------------------------------------------------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                       5.67%      (0.01%)        2.84%(c)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000's)                            $279        $345          $364
 Ratio of expenses to average net assets                        1.85%       1.79%         1.85%(b)
 Ratio of net investment income to average net assets           5.38%       5.13%         4.76%(b)
 Ratio of expenses to average net assets (a)                    4.03%       3.37%         2.36%(b)
 Portfolio turnover (e)                                       440.49%     433.26%       126.40%
---------------------------------------------------------------------------------------------------

 (a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

 (b) Annualized.

 (c) Not annualized.

 (d) Portfolio turnover is calculated on the basis of the Portfolio.

 (e) Period from commencement of operations.
                                                                              61

Financial Highlights   [LOGO]

                       HSBC INVESTOR BOND FUND

CLASS C SHARES

                                                                                   FOR THE PERIOD
                                                               FOR THE YEAR        NOVEMBER 4, 1998
                                                             ENDED OCTOBER 31,      TO OCTOBER 31,
                                                                  2000                 1999(d)
NET ASSET VALUE, BEGINNING OF PERIOD                               $ 9.77              $10.46
---------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 Net investment income                                               0.55                0.47
 Net realized and unrealized losses from investments and
   futures transactions                                             (0.01)              (0.45)
---------------------------------------------------------------------------------------------------
 Total from investment activities                                    0.54                0.02
---------------------------------------------------------------------------------------------------
DIVIDENDS:
 Net investment income                                              (0.55)              (0.47)
 Net realized gains from investments and futures
   transactions                                                        --               (0.24)
---------------------------------------------------------------------------------------------------
 Total dividends                                                    (0.55)              (0.71)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $ 9.76              $ 9.77
---------------------------------------------------------------------------------------------------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                            5.71%               0.11%(c)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000's)                               $  138              $  152
 Ratio of expenses to average net assets                             1.85%               1.95%(b)
 Ratio of net investment income to average net assets                5.38%               4.96%(b)
 Ratio of expenses to average net assets (a)                         4.05%               3.50%(b)
 Portfolio turnover (e)                                            440.49%             433.26%
---------------------------------------------------------------------------------------------------

 (a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

 (b) Annualized.

 (c) Not annualized.

 (d) Period from commencement of operations.

 (e) Portfolio turnover is calculated on the basis of the Portfolio.

Financial Highlights  [LOGO]

                        HSBC INVESTOR NEW YORK TAX-FREE BOND FUND

CLASS A SHARES

                                                            FOR THE YEARS ENDED OCTOBER 31,
                                                     -----------------------------------------------
                                                      2000      1999      1998      1997      1996
NET ASSET VALUE, BEGINNING OF PERIOD                 $ 10.08   $ 10.93   $ 10.64   $ 10.30   $ 10.38
----------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 Net investment income                                  0.46      0.46      0.47      0.45      0.54
 Net realized and unrealized gains/(losses) from
   investment and futures transactions                  0.33     (0.83)     0.33      0.36     (0.01)
----------------------------------------------------------------------------------------------------
 Total from investment activities                       0.79     (0.37)     0.80      0.81      0.53
----------------------------------------------------------------------------------------------------
DIVIDENDS:
 Net investment income                                 (0.46)    (0.46)    (0.47)    (0.45)    (0.54)
 In excess of net investment income                    (0.02)    (0.00)*      --        --        --
 Net realized gains from investment and futures
   transactions                                           --     (0.02)    (0.04)    (0.02)    (0.07)
----------------------------------------------------------------------------------------------------
 Total dividends                                       (0.48)    (0.48)    (0.51)    (0.47)    (0.61)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $ 10.39   $ 10.08   $ 10.93   $ 10.64   $ 10.30
----------------------------------------------------------------------------------------------------
TOTAL RETURN (EXCLUDES SALES CHARGE)                    8.03%    (3.62%)    7.65%     8.22%     4.75%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000's)                 $12,401   $17,568   $23,153   $20,794    $6,353
 Ratio of expenses to average net assets                0.93%     0.96%     0.95%     0.92%     0.58%
 Ratio of net investment income to average net
   assets                                               4.60%     4.22%     4.28%     4.46%     4.78%
 Ratio of expenses to average net assets (a)            1.06%     1.21%     1.20%     1.55%     2.21%
 Portfolio turnover (d)                                34.12%    46.56%   100.35%   163.46%   178.11%
----------------------------------------------------------------------------------------------------

 *  Less than $0.005 per share.
(a) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(b) Annualized.
(c) Not annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.
(e) Period from commencement of operations.

Financial Highlights  [LOGO]

                  HSBC INVESTOR NEW YORK TAX-FREE BOND FUND

CLASS B SHARES

                                                                FOR THE YEARS
                                                                    ENDED             FOR THE PERIOD
                                                                 OCTOBER 31,          JANUARY 6, 1998
                                                              ------------------       TO OCTOBER 31,
                                                               2000        1999            1998(e)
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.07      $10.92          $10.81
-----------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 Net investment income                                          0.39        0.38            0.37
 Net realized and unrealized gains/(losses) from
   investment and futures transactions                          0.33       (0.83)           0.11
-----------------------------------------------------------------------------------------------------
 Total from investment activities                               0.72       (0.45)           0.48
-----------------------------------------------------------------------------------------------------
DIVIDENDS:
 Net investment income                                         (0.39)      (0.38)          (0.37)
 In excess of net investment income                            (0.02)*     (0.00)*            --
 Net realized gains from investment and futures transactions      --       (0.02)             --
-----------------------------------------------------------------------------------------------------
 Total dividends                                               (0.41)      (0.40)          (0.37)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $10.38      $10.07          $10.92
-----------------------------------------------------------------------------------------------------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                       7.27%      (4.30%)          4.50%(c)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000's)                          $  828      $  564          $  618
 Ratio of expenses to average net assets                        1.70%       1.71%           1.70%(b)
 Ratio of net investment income to average net assets           3.81%       3.48%           3.53%(b)
 Ratio of expenses to average net assets (a)                    1.74%       1.96%           1.95%(b)
 Portfolio turnover (d)                                        34.12%      46.56%         100.35%
-----------------------------------------------------------------------------------------------------

 * Less than $0.005 per share.
(a) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(b) Annualized.
(c) Not annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.
(e) Period from commencement of operations.

Financial Highlights  [LOGO]

                  HSBC INVESTOR NEW YORK TAX-FREE BOND FUND

CLASS C SHARES

                                                              FOR THE YEAR        FOR THE PERIOD
                                                                 ENDED           NOVEMBER 4, 1998
                                                               OCTOBER 31,        TO OCTOBER 31,
                                                                  2000                 1999(e)
NET ASSET VALUE, BEGINNING OF PERIOD                             $10.11              $10.90
-------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 Net investment income                                             0.39                0.34
 Net realized and unrealized losses from
   investment and futures transactions                             0.33               (0.77)
-------------------------------------------------------------------------------------------------
 Total from investment activities                                  0.72               (0.43)
-------------------------------------------------------------------------------------------------
DIVIDENDS:
 Net investment income                                             0.39               (0.34)
 Net realized gains from investment and futures transactions         --               (0.02)
-------------------------------------------------------------------------------------------------
 Total dividends                                                  (0.41)              (0.36)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $10.42              $10.11
-------------------------------------------------------------------------------------------------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                          7.23%              (4.10%)(c)
-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000's)                             $  416              $  256
 Ratio of expenses to average net assets                           1.71%               1.70%(b)
 Ratio of net investment income to average net assets              3.77%               3.46%(b)
 Ratio of expenses to average net assets (a)                       1.73%               2.02%(b)
 Portfolio turnover (d)                                           34.12%              46.56%
-------------------------------------------------------------------------------------------------

 *  Less than $0.005 per share.
(a) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(b) Annualized.
(c) Not annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.
(e) Period from commencement of operations.
                                                                              65

Financial Highlights  [LOGO]

                  HSBC INVESTOR EQUITY FUND

CLASS A SHARES

                                                             FOR THE YEARS ENDED OCTOBER 31,
                                                     -----------------------------------------------
                                                      2000      1999      1998      1997      1996
NET ASSET VALUE, BEGINNING OF PERIOD                 $ 19.89   $ 16.95   $ 15.00   $ 11.93   $ 10.24
----------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 Net investment income                                  0.06      0.05      0.05      0.07      0.19
 Net realized and unrealized gains (losses) from
   investment and futures transactions                 (0.51)     3.32      2.80      3.32      1.67
----------------------------------------------------------------------------------------------------
 Total from investment activities                      (0.45)     3.37      2.85      3.39      1.86
----------------------------------------------------------------------------------------------------
DIVIDENDS:
 Net investment income                                 (0.07)    (0.04)    (0.05)    (0.10)    (0.17)
 Net realized gains from investment and futures
   transactions                                        (1.89)    (0.39)    (0.85)    (0.22)       --
----------------------------------------------------------------------------------------------------
 Total dividends                                       (1.96)    (0.43)    (0.90)    (0.32)    (0.17)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $ 17.48   $ 19.89   $ 16.95   $ 15.00   $ 11.93
----------------------------------------------------------------------------------------------------
TOTAL RETURN (EXCLUDES SALES CHARGE)                   (2.38)%   20.23%    19.98%    28.92%    18.30%
----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000's)                 $22,558   $27,942   $23,559   $12,363    $3,918
 Ratio of expenses to average net assets                0.93 %    0.94%     1.03%     1.21%     1.28%
 Ratio of net investment income to average net
   assets                                               0.34 %    0.26%     0.30%     0.48%     1.83%
 Ratio of expenses to average net
   assets                                               0.93 %    0.94%     1.03%     1.28%(a)  1.59%(a)
 Portfolio turnover (b)                                91.81 %   70.85%   176.34%    99.02%    86.18%
----------------------------------------------------------------------------------------------------

(a) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

Financial Highlights  [LOGO]

                  HSBC INVESTOR EQUITY FUND

CLASS B SHARES

                                                                           FOR THE
                                                                         YEARS ENDED                  FOR THE PERIOD
                                                                         OCTOBER 31,                 JANUARY 6, 1998
                                                            --------------------------------------    TO OCTOBER 31,
                                                               2000                  1999                 1998(d)
NET ASSET VALUE, BEGINNING OF PERIOD                             $19.74                $16.92              $14.88
----------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 Net investment loss                                              (0.07)                (0.08)              (0.01)
 Net realized and unrealized gains from
   investment transactions                                        (0.52)                 3.30                2.07
----------------------------------------------------------------------------------------------------------------------
 Total from investment activities                                 (0.59)                 3.22                2.06
----------------------------------------------------------------------------------------------------------------------
DIVIDENDS:
 Net investment income                                               --                    --               (0.02)
 In excess of net investment income                                  --                 (0.01)                 --
 Net realized gains from investment and futures
   transactions                                                   (1.89)                (0.39)                 --
----------------------------------------------------------------------------------------------------------------------
 Total dividends                                                  (1.89)                (0.40)              (0.02)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $17.26                $19.74              $16.92
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                         (3.13)%               19.32%              13.84%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000's)                             $1,604                $1,775                $956
 Ratio of expenses to average net assets                           1.65 %                1.69%               1.78%(a)
 Ratio of net investment loss to average net assets               (0.40)%               (0.50%)             (0.45%)(a)
 Portfolio turnover (c)                                           91.81 %               70.85%             176.34%
----------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(b) Not annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.
(d) Period from commencement of operations.
                                                                              67

Financial Highlights  [LOGO]

                  HSBC INVESTOR EQUITY FUND

CLASS C SHARES

                                                                                      FOR THE PERIOD
                                                                  FOR THE YEAR       NOVEMBER 4, 1998
                                                                ENDED OCTOBER 31,      TO OCTOBER 31,
                                                                       2000                1999(d)
NET ASSET VALUE, BEGINNING OF PERIOD                                $19.83                 $17.08
-------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 Net investment income                                               (0.07)                    --
 Net realized and unrealized gains (losses) from investment
   and futures transactions                                          (0.51)                  3.19
-------------------------------------------------------------------------------------------------
 Total from investment activities                                    (0.58)                  3.19
-------------------------------------------------------------------------------------------------
DIVIDENDS:
 In excess of net investment income                                     --                  (0.05)
 Net realized gains from investment and futures transactions         (1.89)                 (0.39)
-------------------------------------------------------------------------------------------------
 Total dividends                                                     (1.89)                 (0.44)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $17.36                 $19.83
-------------------------------------------------------------------------------------------------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                            (3.11)%                19.05%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000's)                                $1,204                 $1,626
 Ratio of expenses to average net assets                              1.65%                  1.33%(a)
 Ratio of net investment loss to average net assets                  (0.37)                 (0.16%)(a)
 Portfolio turnover (c)                                              91.81 %                70.85%
-------------------------------------------------------------------------------------------------

(a) Annualized.
(b) Not annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.
(d) Period from commencement of operations.

Financial Highlights  [LOGO]

                        HSBC INVESTOR MID-CAP FUND

CLASS A SHARES

                                                              FOR THE PERIOD
                                                              JULY 10, 2000
                                                              TO OCTOBER 31,
                                                                  2000(a)

NET ASSET VALUE, BEGINNING OF PERIOD                              $10.27
----------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 Net investment loss                                               (0.01)
 Net realized and unrealized losses from investment
   transactions                                                    (0.19)
----------------------------------------------------------------------------
 Total from investment activities                                  (0.20)
----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $10.07
----------------------------------------------------------------------------
TOTAL RETURN (EXCLUDES SALES CHARGE)                               (1.95%)(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000's)                              $  445
 Ratio of expenses to average net assets                            1.28%(c)
 Ratio of net investment loss to average net assets                (0.42%)(c)
 Portfolio turnover (d)                                            57.69%
----------------------------------------------------------------------------

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

Financial Highlights  [LOGO]

                        HSBC INVESTOR MID-CAP FUND

CLASS B SHARES

                                                              FOR THE PERIOD
                                                              JULY 17, 2000
                                                              TO OCTOBER 31,
                                                                 2000(a)

NET ASSET VALUE, BEGINNING OF PERIOD                              $10.72
----------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 Net investment loss                                               (0.02)
 Net realized and unrealized losses from investment
   transactions                                                    (0.64)
----------------------------------------------------------------------------
 Total from investment activities                                  (0.66)
----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $10.06
----------------------------------------------------------------------------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                          (6.16%)(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000's)                              $1,557
 Ratio of expenses to average net assets                            2.02%(c)
 Ratio of net investment loss to average net assets                (1.17%)(c)
 Portfolio turnover (d)                                            57.69%
----------------------------------------------------------------------------

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

Financial Highlights  [LOGO]

                        HSBC INVESTOR MID-CAP FUND

CLASS C SHARES

                                                              FOR THE PERIOD
                                                              AUGUST 9, 2000
                                                              TO OCTOBER 31,
                                                                  2000(a)

NET ASSET VALUE, BEGINNING OF PERIOD                              $10.04
----------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 Net investment loss                                               (0.01)
 Net realized and unrealized gains from investment
   transactions                                                     0.03
----------------------------------------------------------------------------
 Total from investment activities                                   0.02
----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $10.06
----------------------------------------------------------------------------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                           0.20%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000's)                              $   18
 Ratio of expenses to average net assets                            2.11%(c)
 Ratio of net investment loss to average net assets                (1.29%)(c)
 Portfolio turnover (d)                                            57.69%
----------------------------------------------------------------------------

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

Financial Highlights  [LOGO]

                        HSBC INVESTOR OVERSEAS EQUITY FUND

CLASS A SHARES

                                                                 FOR THE YEARS ENDED           FOR THE PERIOD
                                                                     OCTOBER 31,              AUGUST 26, 1996 TO
                                                          ---------------------------------      OCTOBER 31,
                                                           2000     1999     1998     1997         1996(d)
NET ASSET VALUE, BEGINNING OF PERIOD                      $16.90   $11.64   $11.57   $10.15         $10.00
-----------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 Net investment loss                                       (0.11)   (0.04)   (0.01)   (0.00)*           --
 Net realized and unrealized gains from investments
   and foreign currency transactions                        0.64     5.32     0.23     1.43           0.15
-----------------------------------------------------------------------------------------------------------------
 Total from investment operations                           0.53     5.28     0.22     1.43           0.15
-----------------------------------------------------------------------------------------------------------------
DIVIDENDS:
 Net investment income                                        --    (0.02)   (0.08)   (0.01)            --
 Net realized gains from investments and foreign
   currency transactions                                   (0.22)      --    (0.07)   (0.00)*           --
-----------------------------------------------------------------------------------------------------------------
 Total dividends                                           (0.22)   (0.02)   (0.15)   (0.01)            --
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $17.21   $16.90   $11.64   $11.57         $10.15
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (EXCLUDES SALES CHARGE)                        3.05 %  45.41%    1.96%   14.08%          1.50%(c)
RATIOS/SUPPLEMENTARY DATA:
 Net assets, at end of period (000's)                     $7,252   $8,138   $6,070   $3,660         $  142
 Ratio of expenses to average net assets                    1.85%    1.86%    1.77%    1.71%          1.69%(b)
 Ratio of net investment income/(loss) to average
   net assets                                              (0.49%)  (0.30%)  (0.08%)  (0.16%)         0.05%(b)
 Ratio of expenses to average net assets (a)                2.43%    2.44%    1.86%    4.10%         33.34%(b)
 Portfolio turnover (e)                                    27.81%   34.26%   40.47%   30.00%         23.30%
-----------------------------------------------------------------------------------------------------------------

 *Less than $0.005 per share.
(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(b) Annualized.
(c) Not annualized.
(d) Period from commencement of operations.
(e) Portfolio turnover is calculated on the basis of the Portfolio.

Financial Highlights  [LOGO]

                        HSBC INVESTOR OVERSEAS EQUITY FUND

CLASS B SHARES

                                                           FOR THE YEARS ENDED
                                                               OCTOBER 31,            FOR THE PERIOD
                                                         ------------------------   JANUARY 6, 1998 TO
                                                           2000         1999        OCTOBER 31, 1998(d)
NET ASSET VALUE, BEGINNING OF PERIOD                       $16.69       $11.57              $11.45
----------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 Net investment loss                                        (0.10)       (0.12)              (0.07)
 Net realized and unrealized gains from investments
   and foreign currency transactions                         0.48         5.24                0.19
----------------------------------------------------------------------------------------------------------
 Total from investment actitivities                          0.38         5.12                0.12
----------------------------------------------------------------------------------------------------------
DIVIDENDS
 Net realized gains from investment
   and foreign currency                                     (0.22)          --                  --
----------------------------------------------------------------------------------------------------------
 Total Dividends                                            (0.22)          --                  --
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $16.85       $16.69              $11.57
----------------------------------------------------------------------------------------------------------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                    2.18%       44.25%               1.05%(c)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000's)                       $  358       $   90              $   42
 Ratio of expenses to average net assets                     2.60%        2.59%               2.52%(b)
 Ratio of net investment income/(loss) to average
   net assets (a)                                           (1.17%)      (1.04%)             (0.83%)(b)
 Ratio of expenses to average net assets (a)                 2.96%        3.24%               2.61%(b)
 Portfolio turnover (e)                                     27.81%       34.26%              40.47%
----------------------------------------------------------------------------------------------------------

(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(b) Annualized.
(c) Not annualized.
(d) Period from commencement of operations.
(e) Portfolio turnover is calculated on the basis of the Portfolio.

Financial Highlights  [LOGO]

                        HSBC INVESTOR OVERSEAS EQUITY FUND

CLASS C SHARES

                                                              FOR THE YEAR           FOR THE PERIOD
                                                            ENDED OCTOBER 31,     NOVEMBER 4, 1998 TO
                                                                 2000              OCTOBER 31, 1998(d)
NET ASSET VALUE, BEGINNING OF PERIOD                               $16.84               $11.88
-----------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 Net investment loss                                                (0.14)               (0.08)
 Net realized and unrealized gains from investments
   and foreign currency transactions                                 0.52                 5.04
-----------------------------------------------------------------------------------------------------
 Total from investment actitivities                                  0.38                 4.96
-----------------------------------------------------------------------------------------------------
DIVIDENDS
 Net realized gains from investment and foreign currency            (0.22)                  --
-----------------------------------------------------------------------------------------------------
 Total Dividends                                                    (0.22)                  --
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $17.00               $16.84
-----------------------------------------------------------------------------------------------------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                            2.10%               41.84%(c)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000's)                               $  248               $   98
 Ratio of expenses to average net assets                             2.60%                2.57%(b)
 Ratio of net investment loss to average net assets                 (1.14%)              (1.01%)(b)
 Ratio of expenses to average net assets (a)                         2.96%                3.15%(b)
 Portfolio turnover (e)                                             27.81%               34.26%
-----------------------------------------------------------------------------------------------------

(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(b) Annualized.
(c) Not annualized.
(d) Period from commencement of operations.
(e) Portfolio turnover is calculated on the basis of the Portfolio.

Financial Highlights  [LOGO]

                         HSBC INVESTOR OPPORTUNITY FUND

CLASS A SHARES

                                                                   FOR THE YEARS ENDED
                                                                       OCTOBER 31,                       FOR THE PERIOD
                                                       -------------------------------------------     SEPTEMBER 23, 1996
                                                        2000        1999         1998        1997    TO OCTOBER 31, 1996(d)
NET ASSET VALUE, BEGINNING OF PERIOD                   $ 13.19     $ 11.33     $  12.37     $ 9.80           $10.00
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 Net investment loss                                     (0.26)      (0.19)       (0.13)     (0.07)              --
 Net realized and unrealized gains/(losses) from
   investment transactions                                7.13        2.78        (0.46)      2.64            (0.20)
---------------------------------------------------------------------------------------------------------------------------
 Total from investment activities                         6.87        2.59        (0.59)      2.57            (0.20)
---------------------------------------------------------------------------------------------------------------------------
DIVIDENDS:
 In excess of net investment income                         --       (0.04)          --         --               --
 Net realized gains from investment transactions         (1.31)      (0.69)       (0.45)     (0.00)*             --
---------------------------------------------------------------------------------------------------------------------------
 Total dividends                                         (1.31)      (0.73)       (0.45)     (0.00)*             --
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $ 18.75     $ 13.19     $  11.33     $12.37           $ 9.80
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (EXCLUDES SALES CHARGE)                     54.54%      23.80%       (4.68%)    26.28%           (2.00%)(c)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000's)                   $15,415     $13,015     $ 13,137     $9,983           $3,184
 Ratio of expenses to average net assets                  1.65%       1.75%        1.63%      1.55%            1.22%(b)
 Ratio of net investment loss to average net assets      (1.29%)     (1.38%)      (1.17%)    (1.05%)          (0.28%)(b)
 Ratio of expenses to average net assets (a)              1.84%       2.14%        1.64%      2.01%            2.90%(b)
 Portfolio turnover (e)                                  79.51%      77.74%      154.69%     92.18%           50.55%
---------------------------------------------------------------------------------------------------------------------------

 * Less than $0.005 per share.
(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(b) Annualized.
(c) Not annualized.
(d) Period from commencement of operations.
(e) Portfolio turnover is calculated on the basis of the Portfolio.
                                                                              75

Financial Highlights  [LOGO]

                         HSBC INVESTOR OPPORTUNITY FUND

CLASS B SHARES

                                                                          FOR THE YEARS
                                                                        ENDED OCTOBER 31,                 FOR THE PERIOD
                                                                --------------------------               JANUARY 6, 1998
                                                                 2000                1999             TO OCTOBER 31, 1998(d)
NET ASSET VALUE, BEGINNING OF PERIOD                               $13.06              $11.31                $ 11.65
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 Net investment loss                                                (0.28)              (0.23)                 (0.09)
 Net realized and unrealized gains/(losses) from investment
   transactions                                                      6.93                2.71                  (0.25)
-------------------------------------------------------------------------------------------------------------------------------
 Total from investment activities                                    6.65                2.48                  (0.34)
-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS:
 In excess of net investment income                                    --               (0.04)                    --
 Net realized gains from investment transactions                    (1.31)              (0.69)                    --
-------------------------------------------------------------------------------------------------------------------------------
 Total dividends                                                    (1.31)              (0.73)                    --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $18.40              $13.06                $ 11.31
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                           53.30%              22.93%                 (2.92%)(c)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000's)                               $1,273              $  536                $   349
 Ratio of expenses to average net assets                             2.40%               2.48%                  2.38%(b)
 Ratio of net investment loss to average net assets                 (2.02%)             (2.12%)                (1.92%)(b)
 Ratio of expenses to average net
   assets (a)                                                        2.49%               2.92%                  2.39%(b)
 Portfolio turnover (e)                                             79.51%              77.74%                154.69%
-------------------------------------------------------------------------------------------------------------------------------

(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(b) Annualized.
(c) Not annualized.
(d) Period from commencement of operations.
(e) Portfolio turnover is calculated on the basis of the Portfolio.

Financial Highlights  [LOGO]

                         HSBC INVESTOR OPPORTUNITY FUND

CLASS C SHARES

                                                                                        FOR THE PERIOD
                                                              FOR THE YEAR ENDED       NOVEMBER 4, 1998
                                                               OCTOBER 31, 2000     TO OCTOBER 31, 1999(d)
NET ASSET VALUE, BEGINNING OF PERIOD                                $13.13                 $11.55
--------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 Net investment loss                                                 (0.32)                 (0.10)
 Net realized and unrealized gains from investment
   transactions                                                       7.01                   2.41
--------------------------------------------------------------------------------------------------------------
 Total from investment activities                                     6.69                   2.31
--------------------------------------------------------------------------------------------------------------
DIVIDENDS:
 In excess of net investment income                                     --                  (0.04)
 Net realized gains from investment transactions                     (1.31)                 (0.69)
--------------------------------------------------------------------------------------------------------------
 Total dividends                                                     (1.31)                 (0.73)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $18.51                 $13.13
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                            53.32%                 21.00%(c)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000's)                                $  707                 $  289
 Ratio of expenses to average net assets                              2.40%                  2.38%(b)
 Ratio of net investment loss to average net assets                  (2.02%)                (2.02%)(b)
 Ratio of expenses to average net assets (a)                          2.46%                  2.77%(b)
 Portfolio turnover (e)                                              79.51%                 77.74%
--------------------------------------------------------------------------------------------------------------

(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(b) Annualized.
(c) Not annualized.
(d) Period from commencement of operations.
(e) Portfolio turnover is calculated on the basis of the Portfolio.
                                                                              77

Prior Performance of Investment Sub-Advisers  [LOGO]

The following tables set forth information for the Bond Fund, Equity Fund, Overseas Equity Fund and the Opportunity Fund, and information on the prior performance of the investment advisers (the 'Sub-Advisers') for those Funds and, where applicable, the corresponding portfolios.

The Sub-Adviser prior performance information is a composite of the average annual total returns of all institutional separate accounts managed by the Sub-Advisers that have investment objectives, policies and restrictions substantially similar to the Funds (and corresponding Portfolios), and which have been managed as the Funds (and corresponding Portfolios) have been managed. The composite data is provided to illustrate the past performance of the Sub-Advisers in managing substantially similar accounts with substantially similar investment objectives, strategies and policies as measured against the specified market index and does not represent the performance of the Bond Fund, Equity Fund, Overseas Equity Fund or Opportunity Fund or the Fixed Income Portfolio, International Equity Portfolio or Small Cap Equity Portfolio.

                                                                   FIXED INCOME SUB-ADVISER
                                                                      ANNUALIZED RETURNS

                                                               MILLER ANDERSON
                                                                 & SHERRERD          SALOMON BIG
                                                                 COMPOSITE*           INDEX(2)
1 Year(1)                                                           9.91%              11.59%
Since Portfolio Inception**                                           N/A               8.38%
5 Years(1)                                                          5.99%               6.45%
10 Years(1)                                                         8.25%               8.00%

------------

(1) Through December 31, 2000.

(2) The Salomon Broad Investment Grade Bond Index is a market-capitalization-based total return index containing U.S. fixed rate issues having a maturity of greater than one year and at least $50 million outstanding. The Salomon BIG Index includes Treasury, Government-sponsored, mortgage-backed, and investment grade corporate issues.

 * The performance reflects the Miller Anderson & Sherrard Composite as adjusted by the annual operating expenses of the Fund.

 ** Since December 31, 1994.

                                                               EQUITY SUB-ADVISERS
                                                                ANNUALIZED RETURNS

                                           ALLIANCE       RUSSELL        ICAP      RUSSELL     RUSSELL
                                          COMPOSITE*     GROWTH(2)    COMPOSITE*   VALUE(3)    1000(4)
1 Year(1)                                    -18.09%       -22.42%        6.24%      7.01%      -7.79%
Since Portfolio Inception**                   20.16%        18.15%       17.12%     16.91%      18.88%
5 Years(1)                                    19.86%        17.33%       17.37%     17.37%      18.16%
10 Years(1)                                   17.34%        18.61%          N/A     17.97%      17.67%

------------

(1) Through December 31, 2000.

(2) The Russell 1000 Growth Index is an unmanaged index of those companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

(3) The Russell 1000 Value Index is an unmanaged index of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

(4) The Russell 1000 Index is an unmanaged index of the 1000 largest U.S. companies (representing approximately 90% of the total market capitalization) in the Russell 3000 Index, which represents approximately 98% of the U.S. equity market by capitalization.

 * The performance reflects the Alliance Composite and the ICAP Composite as adjusted by the annual operating expenses of the Fund.

 ** Since August 1, 1995.

Prior Performance of Investment Sub-Advisers  [LOGO]

                                                               INTERNATIONAL EQUITY SUB-ADVISER
                                                                      ANNUALIZED RETURNS

                                                              CAPITAL GUARDIAN
                                                                   TRUST                EAFE
                                                                 COMPOSITE*           INDEX(2)
1 Year(1)                                                       -20.34%               -14.17%
Since Portfolio Inception**                                      13.77%                 7.80%
5 Years(1)                                                       14.02%                 7.13%
10 Years(1)                                                      12.71%                 8.24%

------------

(1) Through December 31, 2000.

(2) The EAFE Index includes 1,600 companies in 22 countries representing the stock markets of Europe, Australia, New Zealand and the Far East. The combined market capitalization of these companies represents approximately 60% of the combined market value of the stock exchanges. The EAFE Index is capitalization weighted in U.S. dollars and includes dividends.

 * The performance reflects the Capital Guardian Trust Composite as adjusted by the annual operating expenses of the Fund.

 ** Since December 31, 1994.

                                                                SMALL CAP EQUITY SUB-ADVISER
                                                                     ANNUALIZED RETURNS

                                                            MFS INSTITUTIONAL
                                                             ADVISORS, INC.         RUSSELL 2000
                                                               COMPOSITE*             INDEX(2)
1 Year(1)                                                         0.89%               -3.02%
Since Portfolio Inception**                                         N/A               10.36%
5 Years(1)                                                       19.67%               10.31%

------------

(1) Through December 31, 2000.

(2) The Russell 2000 Small Stock Index is an unmanaged index of the 2000 smallest companies (representing approximately 10% of the total market capitalization) in the Russell 3000 Index, which represents approximately 98% of the U.S. equity market by capitalization.

 * The performance reflects the MFS Institutional Advisors, Inc. Composite as adjusted by the annual operating expenses of the Fund.

 ** Since August 31, 1996.

Taxable Equivalent Yield Tables  [LOGO]

                        TAXABLE EQUIVALENT YIELD TABLES

The tables below show the approximate taxable yields which are equivalent to tax-exempt yields, for the ranges indicated, under (i) federal and New York State personal income tax laws, and (ii) federal, New York State and New York City personal income tax laws, in each case based upon the applicable 2000 rates. Such yields may differ under the laws applicable to subsequent years if the effect of any such law is to change any tax bracket or the amount of taxable income which is applicable to a tax bracket. Separate calculations, showing the applicable taxable income brackets, are provided for investors who file single returns and for those investors who file joint returns. For cases in which two or more state (or city) brackets fall within a federal bracket, the highest state (or city) bracket is combined with the federal bracket. The combined income tax brackets shown reflect the fact that state and city income taxes are currently deductible as an itemized deduction for federal tax purposes (however, a taxpayer's itemized deductions may be subject to an overall limitation, the effect of which has not been taken into account in preparing these tables).

                        FEDERAL AND NEW YORK STATE TABLE

-----------------------------------------------------------------------------------------------------------------
          TAXABLE INCOME*                                                 TAX-EXEMPT YIELD
------------------------------------   INCOME      --------------------------------------------------------------
     SINGLE              JOINT           TAX       2.50%  3.00%   3.50%   4.00%   4.50%   5.00%   5.50%     6.00%
     RETURN             RETURN         BRACKET**                     EQUIVALENT TAXABLE YIELD
-----------------  -----------------   ---------   --------------------------------------------------------------

$      0-$ 26,250  $      0-$ 43,850    20.80%     3.16%   3.79%   4.42%   5.05%   5.68%   6.31%   6.95%    7.58%
$ 26,251-$ 63,550  $ 43,851-$105,950    32.90%     3.73%   4.47%   5.22%   5.95%   6.71%   7.46%   8.20%    8.95%
$ 63,551-$132,600  $105,951-$161,450    35.70%     3.89%   4.67%   5.44%   6.22%   7.00%   7.78%   8.56%    9.34%
$132,601-$288,350  $161,451-$288,350    40.40%     4.19%   5.03%   5.87%   6.71%   7.55%   8.39%   9.23%   10.06%
         $288,350         > $288,350    43.70%     4.44%   5.33%   6.22%   7.11%   8.00%   8.89%   9.78%   10.66%

------------

 * Net amount subject to federal and New York State personal income tax after deductions and exemptions.

** Effective combined federal and state tax bracket.

This table does not take into account: (i) any taxes other than the regular federal income tax and the regular New York State personal income tax; or
(ii) the New York State tax table benefit recapture tax. Also, it is assumed that: (i) there are no federal or New York State minimum taxes applicable;
(ii) a shareholder has no net capital gain; and (iii) a shareholder's taxable income for federal income tax purposes is the same as his or her taxable income for New York State income tax purposes. Also, this table does not reflect the fact that, due to factors including the federal phase-out of personal exemptions and reduction of certain itemized deductions for taxpayers whose adjusted gross income exceed specified thresholds, a shareholder's effective marginal tax rate may differ from his or her tax bracket rate.

                FEDERAL, NEW YORK STATE AND NEW YORK CITY TABLE

-----------------------------------------------------------------------------------------------------------------
          TAXABLE INCOME*                                                 TAX-EXEMPT YIELD
------------------------------------   INCOME      --------------------------------------------------------------
     SINGLE              JOINT           TAX       2.50%  3.00%   3.50%   4.00%   4.50%   5.00%   5.50%      6.00%
     RETURN             RETURN         BRACKET**                     EQUIVALENT TAXABLE YIELD
-----------------  -----------------   ---------   --------------------------------------------------------------
$      0-$ 26,250  $      0-$ 43,850    23.60%     3.27%   3.93%   4.58%   5.24%   5.89%   6.54%    7.20%    7.85%
$ 26,251-$ 63,550  $ 43,851-$105,950    35.32%     3.87%   4.64%   5.41%   6.18%   6.96%   7.73%    8.50%    9.28%
$ 63,551-$132,600  $105,951-$161,450    38.01%     4.03%   4.84%   5.65%   6.45%   7.26%   8.07%    8.87%    9.68%
$132,601-$288,350  $161,451-$288,350    42.51%     4.35%   5.22%   6.09%   6.96%   7.83%   8.70%    9.56%   10.44%
       > $288,350         > $288,350    45.74%     4.61%   5.53%   6.45%   7.37%   8.29%   9.21%   10.14%   11.06%

------------

 * Net amount subject to federal, New York State and New York City personal income tax after deductions and exemptions.

** Effective combined federal, state and city tax bracket.

This table does not take into account: (i) any taxes other than the regular federal income tax, the regular New York State personal income tax, and the regular New York City personal income tax (including the temporary tax surcharge and the additional tax); or (ii) the New York State tax table benefit recapture tax. Also, it is assumed that: (i) there are no federal, state or city minimum taxes applicable; (ii) a shareholder has no net capital gain; and (iii) a shareholder's taxable income for federal income tax purposes is the same as his or her income for state and city tax purposes. Also, this table does not reflect the fact that, due to factors including the federal phase-out of personal exemptions and reduction of certain itemized deductions for taxpayers whose adjusted gross income exceed specified thresholds, a shareholder's effective marginal tax rate may differ from his or her tax bracket rate.

While it is expected that most of the dividends paid to the shareholders of the New York Tax-Free Bond Fund will be exempt from federal, New York State and New York City personal income taxes, portions of such dividends from time to time may be subject to such taxes.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

STATEMENTS OF ADDITIONAL INFORMATION (SAIs):

The SAIs provide more detailed information about the Funds, including their operations and investment policies. They are incorporated by reference and legally considered a part of this prospectus.

YOU CAN GET FREE COPIES OF THE FUNDS' REPORTS AND THE SAIS, PROSPECTUSES OF OTHER MEMBERS OF THE HSBC INVESTOR FAMILY OF FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS, BY CONTACTING A BROKER OR BANK THAT SELLS THE FUNDS OR CONTACT THE FUNDS AT:

                    HSBC INVESTOR FUNDS
                    PO BOX 182845
                    COLUMBUS, OHIO 43218-2845
                    TELEPHONE: 1-800-782-8183

You can review the Funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

   For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090.

   Free from the Commission's Website at http://www.sec.gov.




Investment Company Act file no. 811-4782.


RFFRC (3/00)

                PROSPECTUS

                               HSBC Investor Funds

                               FEBRUARY 28, 2001

                                  HSBC Investor
                                Money Market Fund

                                  HSBC Investor
                                 U.S. Government
                                 Money Market Fund

                                  HSBC Investor
                                New York Tax-Free
                                Money Market Fund

                                  HSBC Investor
                                  U.S. Treasury
                                Money Market Fund


                               HSBC Investor Funds


         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

HSBC Investor Funds           Table of Contents

                                 [LOGO]   RISK/RETURN SUMMARY AND FUND EXPENSES
------------------------------------------------------------------------------------------------------
Carefully review this                           3  Overview
important section, which                        4  HSBC Investor Money Market Fund
summarizes each Fund's                          8  HSBC Investor U.S. Government Money Market Fund
investments, risks, past                       12  HSBC Investor New York Tax-Free Money Market Fund
performance, and fees.                         16  HSBC Investor U.S. Treasury Money Market Fund

                                 [LOGO]   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
------------------------------------------------------------------------------------------------------
Review this section for                        19  HSBC Investor Money Market Fund
information on investment                      20  HSBC Investor U.S. Government Money Market Fund
strategies and risks.                          21  HSBC Investor New York Tax-Free Money Market Fund
                                               22  HSBC Investor U.S. Treasury Money Market Fund
                                               23  General Risk Factors: All Money Market Funds
                                               24  Specific Risk Factors

                                 [LOGO]   FUND MANAGEMENT
------------------------------------------------------------------------------------------------------
Review this section                            25  The Investment Adviser
for details on                                 26  The Distributor and Administrator
the people and
organizations who provide
services to the Funds.

                                 [LOGO]   SHAREHOLDER INFORMATION
------------------------------------------------------------------------------------------------------
Review this section for                        27  Pricing of Fund Shares
details on how                                 28  Purchasing and Adding to Your Shares
shares are valued, and                         30  Selling Your Shares
how to purchase,                               32  Distribution Arrangements/Sales Charges
sell and exchange shares.                      35  Exchanging Your Shares
This section also describes                    36  Dividends, Distributions and Taxes
related charges and
payments of dividends
and distributions.

                                 [LOGO]   FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------
Review this section                            37  HSBC Investor Money Market Fund
for details on selected                        40  HSBC Investor U.S. Government Money Market Fund
financial statements                           44  HSBC Investor New York Tax-Free Money Market Fund
of the Funds.

                                 [LOGO]   TAX EQUIVALENT YIELD TABLES
------------------------------------------------------------------------------------------------------

HSBC Investor Funds
Risk/Return Summary and Fund Expenses   [LOGO]

                                      OVERVIEW

THE FUNDS                             HSBC Investor Funds is a mutual fund family that offers a
                                      variety of separate investment portfolios ('Funds') each
                                      with individual investment objectives and strategies. This prospectus provides you important information about the
                                      Money Market Funds.

                                      Each Fund offers five different classes of shares through
                                      this prospectus: Class A Shares ('Investor Share'), Class B
                                      Shares, Class C Shares, Class D Shares ('Private Investors
                                      Shares') and Adviser ('Class Y') Shares. Each class of
                                      shares has different characteristics and is subject to
                                      different fees and expenses. The following pages of this
                                      prospectus will highlight these differences. Each Fund's
                                      Statement of Additional Information contains a more detailed discussion of the different classes of shares. Please read this prospectus and keep it for future reference.

                                      The investment objective and strategies of each Fund are not fundamental and may be changed without approval of Fund
                                      shareholders. If there is a change in the investment
                                      objective or strategies of a Fund, shareholders should
                                      consider whether the Fund remains an appropriate investment in light of their current financial position and need. There can be no assurance that the investment objective of a Fund will be achieved.

                                      AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF HSBC BANK USA
                                      ('HSBC') AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL
                                      DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
                                      AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF
                                      YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE
                                      MONEY BY INVESTING IN A FUND.

WHO MAY WANT TO INVEST?               Consider investing in a Fund if you are:

                                        Seeking preservation of capital

                                        Investing short-term

                                        Have a low risk tolerance

                                        Willing to accept lower potential returns in exchange for a high degree of safety

                                        Seeking tax-free income (New York Tax-Free Money Market Fund only)

                                      A Fund will not be appropriate for anyone:

                                        Seeking high total returns

                                        Pursuing a long-term goal or investment for retirement

                                        Investing through a tax advantaged retirement plan (New York

                                        Tax-Free Money Market Fund only)

                                        Who does not live in New York (New York
                                        Tax-Free Money Market Fund only)

HSBC Investor Money Market Fund
Risk/Return Summary and Fund Expenses   [LOGO]

                                      HSBC INVESTOR MONEY MARKET FUND

INVESTMENT OBJECTIVE                  The investment objective of the Money Market Fund is to
                                      provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the
                                      preservation of capital.

PRINCIPAL INVESTMENT                  The Fund seeks to achieve its investment objective by
STRATEGIES                            investing the assets of the Fund in a portfolio of high
                                      quality money market instruments with maturities of 397 days or less and a dollar-weighted average portfolio maturity of
                                      90 days or less, and repurchase agreements with respect to these types of obligations.

                                      The Fund invests primarily in bank certificates of deposit, bankers' acceptances, prime commercial paper, corporate
                                      obligations, municipal obligations, and U.S. government
                                      securities.

                                      The Fund may invest without limit in the banking industry
                                      and in commercial paper and short-term corporate obligations of financial institutions.

PRINCIPAL INVESTMENT                  Market Risk: The Fund's performance per share will change
RISKS                                 daily based on many factors, including the quality of the
                                      instruments in the Fund's investment portfolio, national and international economic conditions and general market
                                      conditions.

                                      Interest Rate Risk: Changes in interest rates will affect
                                      the yield or value of the Fund's investments in debt
                                      securities. If interest rates rise, the value of the Fund's investments may fall. Conversely, if interest rates fall,
                                      the value of the Fund's investments may rise.

                                      Credit Risk: The Fund could lose money if the issuer of a
                                      fixed income security owned by the Fund defaults on its
                                      financial obligation.

HSBC Investor Money Market Fund
Risk/Return Summary and Fund Expenses   [LOGO]



The bar chart on this page shows the HSBC Investor Money Market Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

The returns for Class B, Class C, Class D and Adviser (Class Y) Shares will differ from the Class A returns shown in the bar chart because of differences in expenses of each class.

                                             PERFORMANCE BAR CHART AND TABLE

Year-by-Year
Total Returns
as of 12/31
for Class A
Shares

1999      2000
4.62%     5.77%

Of course, past performance does not indicate how the Fund will perform in the future.

                                  Best quarter:   Q4 2000 +1.50%
                                  Worst quarter:  Q2 1999 +1.07

The table below lists the average annual total return for each class of shares for various time periods.

  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2000)

                                          INCEPTION               SINCE
                                            DATE       1 YEAR   INCEPTION
                                      -------------------------------------
  CLASS A                               Nov. 13, 1998   5.77%     5.18%
                                      -------------------------------------
  CLASS B (WITH APPLICABLE CDSC)             N/A          N/A       N/A*
                                      -------------------------------------
  CLASS C (WITH APPLICABLE CDSC)             N/A          N/A       N/A*
                                      -------------------------------------
  CLASS D                               Apr. 1, 1999    5.93%     5.43%
                                      -------------------------------------
  ADVISER (CLASS Y)                     Nov. 12, 1998   6.19%     5.56%
                                      -------------------------------------
  LIPPER MONEY MARKET FUNDS AVERAGE                     5.70%     5.06%**
---------------------------------------------------------------------------

As of December 31, 2000 the 7-day yields of the Fund's Class A, B, C, D and Y shares were 6.14%, N/A, N/A, 6.30%, and 6.57%, respectively. For current yield information on the Fund, call 1-800-782-8183. The Money Market Fund's yield appears in the Wall Street Journal each Thursday.

* Average annual return and 7-day yield information is not provided because there were no Class B or Class C shareholders as of the date of this Prospectus.

**  Since October 31, 1998.

HSBC Investor Money Market Fund
Risk/Return Summary and Fund Expenses   [LOGO]


                                             FEES AND EXPENSES

As an investor in the HSBC Investor Money Market Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

-------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR
INVESTMENT)                             A SHARES      B SHARES   C SHARES   D SHARES     Y SHARES
-------------------------------------------------------------------------------------------------
Maximum sales charge (load) on
purchases                                 None          None       None       None         None
-------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
on redemptions                            None         4.00%      1.00%       None         None
-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)                                 A SHARES      B SHARES   C SHARES   D SHARES     Y SHARES
-------------------------------------------------------------------------------------------------
Management fee                           0.20%         0.20%      0.20%      0.20%        0.20%
-------------------------------------------------------------------------------------------------
Distribution (12b-1) fee                 0.00%*        0.75%      0.75%      0.00%*        None
-------------------------------------------------------------------------------------------------
    Shareholder servicing fees           0.40%**       0.25%      0.25%      0.25%         None
    Other operating expenses             0.18%         0.18%      0.18%      0.18%        0.18%
Total other expenses:                    0.58%         0.43%      0.43%      0.43%        0.18%
-------------------------------------------------------------------------------------------------
Total Fund operating expenses            0.78%         1.38%      1.38%      0.63%        0.38%
-------------------------------------------------------------------------------------------------

 * There are 12b-1 plans for Class A and Class D Shares, which authorize payments up to 0.25% of the Fund's average daily net assets. To date, no payments under the 12b-1 plans have been made.

** The Fund's have authorized payments up to 0.60% for Class A Shares. To date, shareholder servicing fees have not exceeded 0.40%.

The Fund offers five different types of shares:

CLASS A SHARES (or 'Investor Shares') are offered to the public, customers of Shareholder Servicing Agents and certain securities brokers on a continuous basis with no sales charge on purchases.

CLASS B SHARES are not offered for sale but are only offered as an exchange option. See 'Exchanging Your Shares.'

CLASS C SHARES are primarily offered as an exchange option, see 'Exchanging Your Shares,' but are also available for purchase by customers of HSBC Bank USA sweep programs.

CLASS D SHARES (or 'Private Investor Shares') are identical to Class A Shares, except that Class D Shares are offered only to domestic private banking clients and are subject to lower operating expenses.

ADVISER (CLASS Y) SHARES are continuously offered for sale only to customers of Shareholder Servicing Agents. At present, the only Shareholder Servicing Agents for Class Y Shares are the Fund's Investment Adviser (HSBC) and its affiliates.

The Fund's Statement of Additional Information contains more detailed discussion of the different classes of shares.

HSBC Investor Money Market Fund
Risk/Return Summary and Fund Expenses   [LOGO]

                                              EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   $10,000 investment

   5% annual return

   redemption at the end of each period (unless otherwise indicated) no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

                          1        3       5      10
                         YEAR    YEARS   YEARS   YEARS
  CLASS A SHARES         $ 80    $249    $433    $  966
  -----------------------------------------------------
  CLASS B SHARES
   ASSUMING
   REDEMPTION            $540    $637    $755    $1,343
   ASSUMING NO
   REDEMPTION            $140    $437    $755    $1,343
  -----------------------------------------------------
  CLASS C SHARES
   ASSUMING
   REDEMPTION            $240    $437    $755    $1,657
   ASSUMING NO
   REDEMPTION            $140    $437    $755    $1,657
  -----------------------------------------------------
  CLASS D SHARES         $ 64    $202    $351    $  786
  -----------------------------------------------------
  CLASS Y SHARES         $ 39    $122    $213    $  480
  -----------------------------------------------------

HSBC Investor U.S. Government Money Market Fund
Risk/Return Summary and Fund Expenses   [LOGO]


                            HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND

INVESTMENT OBJECTIVE                The investment objective of the U.S. Government Money Market
                                    Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

PRINCIPAL INVESTMENT                The Fund seeks to achieve this investment objective by
STRATEGIES                          investing in obligations issued or guaranteed by the U.S.
                                    Government, its agencies or instrumentalities with
                                    maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less, and repurchase
                                    agreements with respect to such obligations.

                                    The Fund invests primarily in issues of the U.S. Treasury, such as bills, notes and bonds, and issues of U.S.
                                    Government agencies and instrumentalities established under the authority of an Act of Congress.

PRINCIPAL INVESTMENT                Market Risk: The Fund's performance per share will change
RISKS                               daily based on many factors, including national and
                                    international economic conditions and general market
                                    conditions.

                                    Interest Rate Risk: Changes in interest rates will affect
                                    the yield or value of the Fund's investments in debt
                                    securities. If interest rates rise, the value of the Fund's investments may fall. Conversely, if interest rates fall,
                                    the value of the Fund's investments may rise.

                                    Credit Risk: The Fund could lose money if the issuer of a
                                    fixed income security owned by the Fund defaults on its
                                    financial obligation.

HSBC Investor U.S. Government Money Market Fund
Risk/Return Summary and Fund Expenses   [LOGO]

                                                    PERFORMANCE BAR CHART AND
                                                    TABLE

The bar chart on this page shows the HSBC Investor U.S. Government Money Market Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

The returns for Class B, Class C, Class D and Adviser (Class Y) Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.

                                   Year-by-Year
                                   Total Returns
                                   as of 12/31
                                   for Class A
                                   shares

5.59%  3.29%  2.78%  3.96%  5.44%  4.84%  4.95%  4.86%  4.30%  5.53%

1991    '92    '93    '94    '95    '96    '97    '98    '99    '00

Of course, past performance does not indicate how the Fund will perform in the future.

                                          Best quarter:   Q1 1991 +1.60%
                                          Worst quarter:  Q1 1993 +0.64%

The table below lists the average annual total return for each class of shares for various time periods.

  TOTAL RETURNS (for
  the periods ended
  December 31, 2000)

                                                 INCEPTION                                          SINCE
                                                    DATE         1 YEAR    5 YEARS    10 YEARS    INCEPTION
                                             ---------------------------------------------------------------
  CLASS A                                      May 3, 1990       5.53%      4.89%      4.54%        4.75%
                                             ---------------------------------------------------------------
  CLASS B (WITH APPLICABLE CDSC)               Feb. 2, 1998      4.93%        N/A        N/A        4.22%
                                             ---------------------------------------------------------------
  CLASS C (WITH APPLICABLE CDSC)               N/A                 N/A        N/A        N/A         N/A*
                                             ---------------------------------------------------------------
  CLASS D                                      Apr. 1, 1999      5.68%        N/A        N/A        5.17%
                                             ---------------------------------------------------------------
  ADVISER (CLASS Y)                            July 1, 1996      5.95%      5.17%      4.69%        4.89%
                                             ---------------------------------------------------------------
  LIPPER U.S. GOVERNMENT
  MONEY MARKET FUNDS AVERAGE                                     5.71%      4.99%      4.13%        4.30%**
------------------------------------------------------------------------------------------------------------

As of December 31, 2000 the 7-day yields of the Fund's Class A, B, C, D and Y Shares were 5.98%, 5.35%, N/A, 6.14% and 6.40%, respectively. For current yield information on the Fund, call 1-800-782-8183. The U.S. Government Money Market Fund's yield appears in the Wall Street Journal each Thursday.

* Average annual return information and 7-day yield is not provided because there were no Class C shareholders as of the date of this Prospectus.

** Since May 31, 1990.

HSBC Investor U.S. Government Money Market Fund
Risk/Return Summary and Fund Expenses   [LOGO]


                                                    FEES AND EXPENSES

As an investor in the HSBC Investor U.S. Government Money Market Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

-----------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR
INVESTMENT)                              A SHARES     B SHARES   C SHARES   D SHARES   Y SHARES
-----------------------------------------------------------------------------------------------
Maximum sales charge (load) on
purchases                                    None       None       None         None     None
-----------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions                                  None      4.00%      1.00%         None     None
-----------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)                                  A SHARES     B SHARES   C SHARES   D SHARES   Y SHARES
-----------------------------------------------------------------------------------------------
Management fee                              0.20%      0.20%      0.20%        0.20%    0.20%
-----------------------------------------------------------------------------------------------
Distribution (12b-1) fee                    0.00%*     0.75%      0.75%        0.00%*    None
-----------------------------------------------------------------------------------------------
    Shareholder servicing fees              0.40%**    0.25%      0.25%        0.25%     None
    Other operating expenses                0.16%      0.16%      0.16%        0.16%    0.16%
-----------------------------------------------------------------------------------------------
Total other expenses:                       0.56%      0.41%      0.41%        0.41%    0.16%
-----------------------------------------------------------------------------------------------
Total Fund operating expenses               0.76%      1.36%      1.36%        0.61%    0.36%
-----------------------------------------------------------------------------------------------

 * There are 12b-1 plans for Class A and Class D Shares, which authorize payments up to 0.25% of the Fund's average daily net assets. To date, no payments under the 12b-1 plans have been made.

** The Fund's have authorized payments up to 0.60% for Class A Shares. To date, shareholder servicing fees have not exceeded 0.40%.

The Fund offers five different types of shares:

CLASS A SHARES (or 'Investor Shares') are offered to the public, customers of Shareholder Servicing Agents and certain securities brokers on a continuous basis with no sales charge on purchases.

CLASS B SHARES are not offered for sale but are only offered as an exchange option. See 'Exchanging Your Shares.'

CLASS C SHARES are primarily offered as an exchange option, see 'Exchanging Your Shares,' but are also available for purchase by customers of HSBC Bank USA sweep programs.

CLASS D SHARES (or 'Private Investor Shares') are identical to Class A Shares, except that Class D Shares are offered only to domestic private banking clients and are subject to lower operating expenses.

ADVISER (CLASS Y) SHARES are continuously offered for sale only to customers of Shareholder Servicing Agents. At present, the only Shareholder Servicing Agents for Adviser (Class Y) Shares are the Investment Adviser (HSBC) and its affiliates.

The Fund's Statement of Additional Information contains more detailed discussion of the different classes of shares.

HSBC Investor U.S. Government Money Market Fund
Risk/Return Summary and Fund Expenses   [LOGO]


                                                    EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   $10,000 investment

   5% annual return

   redemption at the end of each period (unless otherwise indicated)

   no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

                           1       3       5        10
                          YEAR    YEARS   YEARS   YEARS
CLASS A SHARES            $ 78    $243    $422    $  942
--------------------------------------------------------
CLASS B SHARES
   ASSUMING
   REDEMPTION             $538    $631    $745    $1,320
   ASSUMING NO
   REDEMPTION             $138    $431    $745    $1,320
--------------------------------------------------------
CLASS C SHARES
   ASSUMING
   REDEMPTION             $238    $431    $745    $1,635
   ASSUMING NO
   REDEMPTION             $138    $431    $745    $1,635
--------------------------------------------------------
CLASS D SHARES            $ 62    $195    $340    $  762
--------------------------------------------------------
CLASS Y SHARES            $ 37    $116    $202    $  456
--------------------------------------------------------

HSBC Investor New York Tax-Free Money Market Fund
Risk/Return Summary and Fund Expenses   [LOGO]


                                      HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

INVESTMENT OBJECTIVE                  The investment objective of the New York Tax-Free Money
                                      Market Fund is to provide shareholders of the Fund with
                                      liquidity and as high a level of current income that is
                                      exempt from federal, New York State and New York City
                                      personal income taxes as is consistent with the preservation of capital.

PRINCIPAL INVESTMENT                  The Fund seeks to achieve this investment objective by
STRATEGIES                            investing the assets of the Fund primarily in a
                                      non-diversified portfolio of short-term, high quality,
                                      tax-exempt money market instruments.

                                      The Fund invests primarily in high-quality commercial paper, municipal bonds, and municipal notes, including tax and
                                      revenue authorization notes, tax anticipation notes, bond
                                      anticipation notes and revenue anticipation notes, that are exempt from federal, New York State, and New York City
                                      personal income tax.

                                      The Fund may invest more than 25% of the Fund's assets in
                                      participation interests issued by banks in industrial
                                      development bonds and other Municipal Obligations if such
                                      investments meet the prescribed quality standards for the
                                      Fund (rated AA or higher by a Nationally Recognized
                                      Statistical Ratings Organization or of comparable quality).

PRINCIPAL INVESTMENT                  Market Risk: The Fund's performance per share will change
RISKS                                 daily based on many factors, including the quality of the
                                      instruments in the Fund's investment portfolio, national and international economic conditions and general market
                                      conditions.

                                      Interest Rate Risk: Changes in interest rates will affect
                                      the yield or value of the Fund's investments in debt
                                      securities. If interest rates rise, the value of the Fund's investments may fall. Conversely, if interest rates fall,
                                      the value of the Fund's investments may rise.

                                      Concentration Risk: Because the Fund will concentrate its
                                      investments in New York obligations and may invest a
                                      significant portion of its assets in the securities of a
                                      single issuer or sector, the Fund's assets could lose
                                      significant value due to the poor performance of a single
                                      issuer or sector.

                                      Credit Risk: The Fund could lose money if the issuer of a
                                      fixed income security owned by the Fund defaults on its
                                      financial obligation.

                                      Historically, New York State and other issuers of New York
                                      Municipal Obligations have experienced periods of financial difficulty. Because a significant share of New York State's economy depends on financial and business services, any
                                      change in market conditions that adversely affect these
                                      industries could affect the ability of New York and its
                                      localities to meet their financial obligations. If such
                                      difficulties arise in the future, you could lose money on
                                      your investment.

                                      Tax Risk: The Fund may invest up to 20% of its total assets in obligations the interest income on which is subject to
                                      federal, New York State and New York City personal income
                                      tax. In addition, dividends attributable to interest on
                                      certain municipal obligations may be included in a
                                      shareholder's alternative minimum taxable income.

HSBC Investor New York Tax-Free Money Market Fund
Risk/Return Summary and Fund Expenses   [LOGO]


The bar chart on this page shows the HSBC Investor New York Tax-Free Money Market Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

The returns for Class B, Class C, Class D and Adviser (Class Y) Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.

PERFORMANCE BAR CHART AND
TABLE

Year-by-Year
Total Returns
as of 12/31
for Class A
Shares

3.46%     2.94%     3.06%     2.83%     2.43%     3.34%

1995      '96       '97       '98       '99       '00

[BAR CHART]

Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:    Q4 2000 +0.92%
Worst quarter:   Q1 1999 +0.51%

The table below lists the average annual total return for each class of shares for various time periods.

  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2000)

                                     INCEPTION                           SINCE
                                        DATE       1 YEAR   5 YEARS    INCEPTION
                                 --------------------------------------------------
  CLASS A                          Nov. 17, 1994    3.34%    2.92%       3.02%
                                 --------------------------------------------------
  CLASS B (WITH APPLICABLE CDSC)   Apr. 29, 1998     N/A      N/A         N/A*
                                 --------------------------------------------------
  CLASS C (WITH APPLICABLE CDSC)   N/A               N/A      N/A         N/A*
                                 --------------------------------------------------
  CLASS D                          Apr. 1, 1999     3.50%     N/A        3.15%
                                 --------------------------------------------------
  ADVISER (CLASS Y)                July 1, 1996     3.76%     N/A        3.22%
                                 --------------------------------------------------
  LIPPER NY TAX EXEMPT MONEY
  MARKET FUNDS AVERAGE                              3.47%    2.96%       3.03%**
-----------------------------------------------------------------------------------

As of December 31, 2000 the 7-day yields of the Fund's Class A, B, C, D and Y shares were 3.84%, N/A, N/A, 3.99% and 4.25%, respectively. As of December 31, 2000 the 7-day tax-equivalent yields of the Fund's Class A, B, C, D and Y shares were 6.36%, N/A, N/A, 6.61% and 7.04%, respectively. For current yield information on the Fund, call 1-800-782-8183. The New York Tax-Free Money Market Fund's yield appears in the Wall Street Journal each Thursday.

 * Average annual return and 7-day yield information is not provided because there were no Class B or Class C shareholders as of the date of this Prospectus.

** Since November 30, 1994.

HSBC Investor New York Tax-Free Money Market Fund
Risk/Return Summary and Fund Expenses   [LOGO]

                                                      FEES AND EXPENSES

As an investor in the HSBC Investor New York Tax-Free Money Market Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


-----------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)  A SHARES     B SHARES   C SHARES   D SHARES   Y SHARES
-----------------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases     None         None       None       None       None
-----------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions                                  None        4.00%      1.00%       None       None
-----------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)                                    A SHARES     B SHARES   C SHARES   D SHARES   Y SHARES
-----------------------------------------------------------------------------------------------------
Management fee                              0.15%        0.15%      0.15%      0.15%      0.15%
-----------------------------------------------------------------------------------------------------
Distribution (12b-1) fee                    0.00%*       0.75%      0.75%      0.00%*      None
-----------------------------------------------------------------------------------------------------
    Shareholder servicing fees              0.40%**      0.25%      0.25%      0.25%       None
    Other operating expenses                0.22%        0.22%      0.22%      0.22%      0.22%
-----------------------------------------------------------------------------------------------------
Total other expenses:                       0.62%        0.47%      0.47%      0.47%      0.22%
-----------------------------------------------------------------------------------------------------
Total Fund operating expenses               0.77%        1.37%      1.37%      0.62%      0.37%
-----------------------------------------------------------------------------------------------------

 * There are 12b-1 plans for Class A and Class D Shares, which authorize payments up to 0.25% of the Fund's average daily net assets. To date, no payments under the 12b-1 plans have been made.

** The Fund's have authorized payments up to 0.60% for Class A Shares. To date, shareholder servicing fees have not exceeded 0.40%.

The Fund offers five different types of shares:

CLASS A SHARES (or 'Investor Shares') are offered to the public, customers of Shareholder Servicing Agents and certain securities brokers on a continuous basis with no sales charge on purchases.

CLASS B SHARES are not offered for sale but are only offered as an exchange option. See 'Exchanging Your Shares.'

CLASS C SHARES are primarily offered as an exchange option, see 'Exchanging Your Shares,' but are also available for purchase by customers of HSBC Bank USA sweep programs.

CLASS D SHARES (or 'Private Investor Shares') are identical to Class A Shares, except that Class D Shares are offered only to domestic private banking clients and are subject to lower operating expenses.

ADVISER (CLASS Y) SHARES are continuously offered for sale only to customers of Shareholder Servicing Agents. At present, the only Shareholder Servicing Agents for Adviser (Class Y) Shares are the Investment Adviser (HSBC) and its affiliates.

The Fund's Statement of Additional Information contains more detailed discussion of the different classes of shares.

HSBC Investor New York Tax-Free Money Market Fund
Risk/Return Summary and Fund Expenses   [LOGO]

                                                      EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   $10,000 investment

   5% annual return

   redemption at the end of each period (unless otherwise indicated)

   no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

                          1      3       5        10
                         YEAR   YEARS   YEARS   YEARS
  CLASS A SHARES         $ 79   $246    $428    $  954
  ----------------------------------------------------
  CLASS B SHARES
   ASSUMING
   REDEMPTION            $539   $634    $750    $1,332
   ASSUMING NO
   REDEMPTION            $139   $434    $750    $1,332
  ----------------------------------------------------
  CLASS C SHARES
   ASSUMING
   REDEMPTION            $239   $434    $750    $1,646
   ASSUMING NO
   REDEMPTION            $139   $434    $750    $1,646
  ----------------------------------------------------
  CLASS D SHARES         $ 63   $199    $346    $  774
  ----------------------------------------------------
  CLASS Y SHARES         $ 38   $119    $208    $  468
  ----------------------------------------------------

HSBC Investor U.S. Treasury Money Market Fund
Risk/Return Summary and Fund Expenses   [LOGO]


                                      HSBC INVESTOR U.S. TREASURY MONEY MARKET FUND

INVESTMENT OBJECTIVE                  The investment objective of the U.S. Treasury Money Market
                                      Fund is to provide as high a level of current income as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT                  The Fund invests exclusively in different obligations of the
STRATEGIES                            U.S. Treasury and certain repurchase agreements. The Fund
                                      will not invest in obligations issued or guaranteed by
                                      agencies or instrumentlities of the U.S. Government and will not enter into loans of its portfolio securities.

PRINCIPAL INVESTMENT                  Interest Rate Risk: Risk that changes in interest rates will
RISKS                                 affect the value of the Fund's investments in fixed-income or debt securities. Increases in interest rates may cause
                                      the value of the Fund's investments to decline.

                                      Credit Risk: Risk that the issuer or guarantor of a security will be unable or unwilling to make timely interest or
                                      principal payments, or to otherwise honor its obligations.
                                      The degree of risk for a particular security may be
                                      reflected in its credit rating. Credit risk includes the
                                      possibility that the Fund's investments will have their
                                      credit ratings downgraded.

PERFORMANCE BAR CHART AND TABLE       Performance bar chart and table for the Fund are not shown because the Fund did not have a full calendar year of
                                      performance information. HSBC's track record in managing a similar mutual fund is discussed under 'Fund Management.'

16

HSBC Investor U.S. Treasury Money Market Fund
Risk/Return Summary and Fund Expenses   [LOGO]

                                                     FEES AND EXPENSES

As an investor in the U.S. Treasury Money Market Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

---------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)      A SHARES   B SHARES   C SHARES   D SHARES   Y SHARES
---------------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchase          None       None       None       None       None
---------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions                                      None      4.00%      1.00%       None       None
---------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)  A SHARES   B SHARES   C SHARES   D SHARES   Y SHARES
---------------------------------------------------------------------------------------------------
Management fee                                  0.20%      0.20%      0.20%      0.20%      0.20%
---------------------------------------------------------------------------------------------------
Distribution (12b-1) fee                        0.00%*     0.75%      0.75%      0.00%*      None
---------------------------------------------------------------------------------------------------
    Shareholder servicing fees                  0.40%**    0.25%      0.25%      0.25%       None
    Other operating expenses                    0.34%      0.34%      0.34%      0.34%      0.34%
---------------------------------------------------------------------------------------------------
Total other expenses                            0.74%      0.59%      0.59%      0.59%      0.34%
---------------------------------------------------------------------------------------------------
Total Fund operating expenses                   0.94%      1.54%      1.54%      0.79%      0.54%
---------------------------------------------------------------------------------------------------

 * There are 12b-1 Plans for Class A and Class D Shares, which authorizes payments up to 0.25% of the Fund's average daily net assets. To date, no payments under the 12b-1 Plans have been made.

** The Fund's have authorized payments up to 0.60% for Class A Shares. To date, shareholder servicing fees have not exceeded 0.40%

The Fund offers five different types of shares:

CLASS A SHARES (or 'Investor Shares') are offered to the public, customers of Shareholder Servicing Agents and certain securities brokers on a continuous basis with no sales charge on purchases.

CLASS B AND CLASS C SHARES are not offered for sale but are only offered as an exchange option. See 'Exchanging your Shares.'

CLASS D SHARES (or 'Private Investor Shares') are identical to Class A Shares, except that Class D Shares are offered only to domestic private banking clients and are subject to lower operating expenses.

ADVISER (CLASS Y) SHARES re continuously offered for sale only to customers of Shareholder Servicing Agents. At present, the only Shareholder Servicing Agents for Adviser (Class Y) Shares are the Investment Adviser ('HSBC') and its affiliates.

The Fund's Statement of Additional Information contains more detailed discussion of the different classes of shares.
                                                                              17

HSBC Investor U.S. Treasury Money Market Fund
Risk/Return Summary and Fund Expenses   [LOGO]

                                                    EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   $10,000 investment

   5% annual return

   redemption at the end of each period (unless otherwise indicated)

   no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

                       1      3
                      YEAR   YEARS
CLASS A SHARES        $ 96   $300
-----------------------------------
CLASS B SHARES
 ASSUMING
 REDEMPTION           $557   $686
 ASSUMING NO
 REDEMPTION           $157   $486
-----------------------------------
CLASS C SHARES
 ASSUMING
 REDEMPTION           $257   $486
 ASSUMING NO
 REDEMPTION           $157   $486
-----------------------------------
CLASS D SHARES        $ 81   $252
-----------------------------------
CLASS Y SHARES        $ 55   $173
-----------------------------------


18

Investment Objectives, Strategies and Risks   [LOGO]


                        HSBC INVESTOR MONEY MARKET FUND

TICKER             CLASS A: REAXX     CLASS B: HSMXX     CLASS C: HMMXX
                            -----              -----              -----

SYMBOLS:           CLASS D: HIMXX     CLASS Y: RMYXX
                            -----              -----

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

The Money Market Fund seeks to achieve this investment objective by investing in a portfolio of high quality debt obligations with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less, and repurchase agreements with respect to these types of obligations. The Fund primarily invests in bank certificates of deposit, bankers' acceptances, prime commercial paper, corporate obligations and U.S. government securities.

Consistent with its investment objective, the Money Market Fund:

   will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends.

   will invest to take advantage of temporary disparities in yields of different segments of the high-grade money market or among particular instruments within the same segment of the market.

   may invest without limit in commercial paper of foreign issuers and in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks or by foreign branches of U.S. banks.

   may invest without limit in the banking industry and in commercial paper and short-term corporate obligations of issuers in the personal credit institution and business credit institution industries. The Fund will invest no more than 25% of its assets in such obligations and may do so only when, in the opinion of the Fund's investment adviser, the yield, marketability and availability of investments in those industries justify any additional risks associated with the concentration of the Fund's assets in those industries.

   may lend portfolio securities amounting to not more than 25% of its assets to broker-dealers. These transactions will be fully collateralized at all times with cash and short-term high-quality debt obligations.

Investment Objectives, Strategies and Risks   [LOGO]


                HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND

TICKER             CLASS A: FTRXX   CLASS B: HUBXX   CLASS C: HUMXX
                            -----            -----            -----

SYMBOLS:           CLASS D: HGDXX   CLASS Y: RGYXX
                            -----            -----

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the U.S. Government Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

The U.S. Government Money Market Fund seeks to achieve this investment objective by investing at least 65% of the assets of the Fund in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less, and repurchase agreements with respect to these types of obligations.

Consistent with its investment objective, the U.S. Government Money Market Fund will invest in:

   issues of the U.S. Treasury, such as bills, notes and bonds.

   issues of U.S. Government agencies and instrumentalities established under the authority of an Act of Congress, including obligations:

     supported by the 'full faith and credit' of the United States (e.g., obligations guaranteed by the Export-Import Bank of the United States).

     supported by the right of the issuer to borrow from the U.S. Treasury (e.g., obligations of the Federal National Mortgage Association).

     supported only by the credit of the agency or instrumentality (e.g., obligations of the Student Loan Marketing Association).

Investment Objectives, Strategies and Risks   [LOGO]


               HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

TICKER             CLASS A: RNTXX   CLASS B: HNBXX   CLASS C: HNCXX
                            -----            -----            -----

SYMBOLS:           CLASS D: HNYXX   CLASS Y: RYYXX
                            -----            -----

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the New York Tax-Free Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income exempt from federal, New York State and New York City personal income taxes as is consistent with the preservation of capital.

The New York Tax-Free Money Market Fund seeks to achieve this investment objective by investing the assets of the Fund primarily in a non-diversified portfolio of short-term, high quality, tax-exempt money market instruments with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less.

The Fund will primarily invest in municipal bonds, notes and commercial paper issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions, and in participation interests issued by banks, insurance companies or other financial institutions with respect to these types of obligations.

Consistent with its investment objective, the New York Tax-Free Money Market
Fund:

   will invest at least 80% of its assets in tax-exempt obligations and at least 65% of the Fund's assets in New York Municipal Obligations (however, market conditions may from time to time limit the availability of these obligations).

   may invest up to 20% of the Fund's total assets in obligations the interest income on which is subject to federal, New York State, and New York City personal income tax.

   may invest in taxable securities (such as U.S. Government obligations or certificates of deposit of domestic banks), but only if such securities are of comparable quality and credit risk with the Municipal Obligations described above.

   may invest more than 25% of the Fund's assets in participation interests issued by banks in industrial development bonds and other Municipal Obligations if such investments meet the prescribed quality standards for the Fund.

   may acquire stand-by commitments from banks with respect to municipal obligations purchased on behalf of the Fund. The Fund intends to acquire the stand-by commitments to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Investment Objectives, Strategies and Risks   [LOGO]


                  HSBC INVESTOR U.S. TREASURY MONEY MARKET FUND

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the U.S. Treasury Money Market Fund Fund is to provide as high a level of current income as is consistent with preservation of capital and liquidity.

Consistent with its investment objective, the U.S. Treasury Money Market Fund:

   will invest exclusively in different obligations of the U.S. Treasury and certain repurchase agreements.

   will not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government.

   will not enter into loans of its portfolio securities.

Investment Objectives, Strategies and Risks   [LOGO]


GENERAL RISK FACTORS: ALL MONEY MARKET FUNDS

The Funds expect to maintain a net asset value of $1.00 per share, but there is no assurance that the Funds will be able to do so on a continuous basis. The Funds' performance per share will change daily based on many factors, including the quality of the instruments in each Fund's investment portfolio, national and international economic conditions and general market conditions. The Funds also face interest rate risk that could change the value of your investment. The Funds may invest in short-term securities that, when interest rates decline, affect the Funds' yield as these securities mature or are sold and the Funds purchase new short-term securities with lower yields. Generally, when interest rates increase, the value of debt instruments that the Funds may own will decrease in value.

An investment in the Funds is neither insured nor guaranteed by the U.S. Government. Shares of a Fund are not deposits or obligations of, or guaranteed or endorsed by, HSBC or any other bank, and the Shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

As a money market fund, the Fund must meet the requirements of Rule 2a-7 of the Investment Company Act of 1940. This Rule imposes strict requirements on the investment quality, maturity, and diversification of the Fund's investments. Under Rule 2a-7, the Fund's investments must have a remaining maturity of no more than 397 days and its investments must maintain an average weighted maturity that does not exceed 90 days.

There can be no assurance that the investment objectives of each Fund will be achieved. In addition, each Fund's investment policies, as well as the relatively short maturity of obligations purchased by the Funds, may result in frequent changes in each Fund's portfolio, which may give rise to taxable gains and reduce investment returns.

The Funds may also be subject to credit risks. The Funds could lose money if the issuer of a security owned by the Fund is unable to meet its financial obligations.

Investment Objectives, Strategies and Risks   [LOGO]


SPECIFIC RISK FACTORS: MONEY MARKET FUND

The Money Market Fund may invest in U.S. dollar-denominated foreign securities. Foreign investments subject the Fund to investment risks different from those associated with domestic investments. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment, withholding taxes, or a lack of adequate company information or government regulation.

SPECIFIC RISK FACTORS: NEW YORK TAX-FREE MONEY MARKET FUND

Because this Fund will concentrate its investments in New York and may concentrate a significant portion of its assets in the securities of a single issuer or sector, investment in this Fund may pose investment risks greater than those posed by a more broadly diversified portfolio. Consequently, unlike a more diversified portfolio, the value of the Fund's assets could lose significant value due to the poor performance of a single issuer or sector.

The Fund may also be subject to credit risks. Historically, New York State and other issuers of New York Municipal Obligations have experienced periods of financial difficulty. Because a significant share of New York State's economy depends on financial and business services, any change in market conditions that adversely affect these industries could affect the ability of New York and its localities to meet its financial obligations. The financial stability of New York State is closely related to the financial stability of its localities, particularly New York City, which has required and continues to require significant financial assistance from New York State. To the extent that New York City and other New York localities require the State's assistance, the ability of the State to meet its own obligations as they come due or to obtain additional financing could be adversely affected. If this occurs, you could lose money on your investment.

The purchase of participation interests may involve the risk that the Fund will not be deemed to be the owner of the underlying Municipal Obligation for purposes of the ability to claim tax exemption of interest paid thereon.

The Fund may invest to a limited degree in stand-by commitments. Stand-by commitments are also subject to certain risks, which include the ability of the issuer to pay when the commitment is exercised, the fact that the commitment is not marketable, and the fact that the maturity of the underlying obligation generally differs from that of the commitment.

While the interest on bonds issued to finance essential state and local government operations is generally exempt from federal income tax, dividends attributable to interest on certain municipal bonds may be treated as a tax preference item for purposes of the alternative minimum tax. Such dividends may result in (or may increase) shareholder liability for the alternative minimum tax.


24

Fund Management   [LOGO]


                             THE INVESTMENT ADVISER

HSBC Asset Management (Americas) Inc. (the 'Adviser'), 452 Fifth Avenue, New York, New York, 10018, is the investment adviser for the Funds, pursuant to an Investment Advisory contract with the HSBC Investor Funds (the 'Trust'). The Adviser is a wholly-owned subsidiary of HSBC Bank USA, a New York State chartered bank, which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company, (collectively 'HSBC'). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of December 31, 2000, HSBC managed more than $83 billion in assets, including $4.6 billion in the HSBC Investor Family of Funds.

Through its portfolio management team, the Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

For these advisory services, the Funds are paid a management fee as follows:

                                                    PERCENTAGE OF
                                                 AVERAGE NET ASSETS
                                                  AS OF 10/31/2000*
                                          ---------------------------------
 MONEY MARKET FUND                                      .20%
                                          ---------------------------------
 U.S. GOVERNMENT MONEY MARKET FUND                      .20%
                                          ---------------------------------
 NEW YORK TAX-FREE MONEY MARKET FUND                    .15%
                                          ---------------------------------
 U.S.TREASURY MONEY MARKET FUND                         .20%
                                          ---------------------------------

* The U.S. Treasury Money Market Fund has not operated for a full fiscal year. The advisory fees stated above are based on the value of the assets in the Fund.

SIMILAR ADVISER PERFORMANCE

The following table provides information concerning the historical total return performance of the Class A Shares of the HSBC U.S. Treasury Money Market Fund (the 'Similar Fund'), a series of HSBC Funds Trust. The Similar Fund's investment objective, policies and strategies are substantially similar to those of the Fund and is currently managed by the same portfolio manager. While the investment objectives, policies and risks of the Similar Fund and the Fund are similar, they are not identical, and the performance of the Similar Fund and the Fund will vary. The data is provided to illustrate the past performance of the Adviser in managing a substantially similar investment portfolio and does not represent the past performance of the Fund or the future performance of the Fund or its portfolio manager. Consequently, potential investors should not consider this performance data as an indication of the future performance of the Fund or of its portfolio manager.

The Similar Fund's performance data shown below is calculated in accordance with standards prescribed by the Securities and Exchange Commission for the calculation of average annual total return information. The investment results of the Similar Fund presented below are unaudited and are not intended to predict or suggest results that might be experienced by the Similar Fund or the Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities. The performance data for the benchmark index identified below does not reflect the fees or expenses of the Similar Fund or the Fund.

Fund Management   [LOGO]


Average Annual Total Return for the Similar Fund and for its Benchmark Index for periods ended December 31, 2000

                                                   INCEPTION                                    SINCE
 SIMILAR FUND/BENCHMARK                               DATE      1 YEAR   5 YEARS   10 YEARS   INCEPTION
                                                ---------------------------------------------------------
 HSBC U.S. TREASURY MONEY MARKET FUND (CLASS A)   May 31, 1983   5.57%    4.89%      4.46%      5.95%
                                                ---------------------------------------------------------
 LIPPER U.S. TREASURY MONEY MARKET FUNDS AVERAGE                 5.45%    4.82%      4.42%      5.72%*
---------------------------------------------------------------------------------------------------------

* Since May 31, 1983

                       THE DISTRIBUTOR AND ADMINISTRATOR

BISYS Fund Services ('BISYS'), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator (the 'Administrator'). Management and administrative services of BISYS include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

BISYS also serves as the distributor (the 'Distributor') of the Fund's shares. BISYS may provide financial assistance to the Funds in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

Each Fund's Statement of Additional Information has more detailed information about the Adviser, Distributor and Administrator, and other service providers.


26

Shareholder Information   [LOGO]


                        PRICING OF FUND SHARES


HOW NAV IS CALCULATED

The NAV for each class of shares is calculated by dividing the total value of a Fund's investments and other assets attributable to a class, less any liabilities, by the total number of outstanding shares of that class:

                                     NAV =
                          Total Assets  -  Liabilities
                          ----------------------------
                                Number of Shares
                                  Outstanding

MONEY MARKET FUNDS

The net asset value per share (NAV) of the Funds (collectively, the 'Money Market Funds' or 'Funds') is determined daily at 12:00 p.m. Eastern time and at the close of regular trading on the New York Stock Exchange, normally at 4 p.m. Eastern time on days the Exchange is open. The New York Stock Exchange is open every weekday except for the days on which national holidays are observed.

The Funds value their securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received by the Fund (whether by mail, overnight service, or telephone). This is what is known as the offering price. If you sell Class B Shares or Class C Shares, a contingent deferred sales load may apply, which would reduce the amount of money paid to you by the Fund, as noted in the section on 'Distribution Arrangements/Sales Charges.'
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 PURCHASING AND ADDING TO YOUR SHARES

 You may purchase Funds through the HSBC Investor Funds Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.
-------------------------------------------------------------------------------

Shareholder Information   [LOGO]


                        PURCHASING AND ADDING TO YOUR SHARES

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

A Fund may waive its minimum purchase requirement, and the Distributor may reject a purchase order if the Distributor considers it in the best interest of the Fund and its shareholders.

Class B Shares of the Funds are not offered for sale but are only offered as an exchange option for Class B Shareholders of the Trust's other investment portfolios.

Class C Shares are primarily offered as an exchange option, see 'Exchanging Your Shares,' but are also available for purchase by customers of HSBC Bank USA sweep programs.

                          MINIMUM
                          INITIAL     MINIMUM
  ACCOUNT TYPE           INVESTMENT   SUBSEQUENT
  CLASS A AND
  CLASS D SHARES
  ----------------------------------------------
  Regular                $    1,000     $ 100
  (non-retirement)
  ----------------------------------------------
  Retirement (IRA)       $      250     $ 100
  ----------------------------------------------
  Automatic
  Investment Plan        $      250     $  25
  ----------------------------------------------
  CLASS Y SHARES*        $1,000,000       N/A
  ----------------------------------------------

* HSBC clients that maintain an
investment management account are not
subject to the minimum initial
investment requirements.

--------------------------------------------------------------------------------
AVOID 31% TAX WITHHOLDING

The Funds are required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid tax withholding, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
--------------------------------------------------------------------------------

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY REGULAR MAIL OR BY OVERNIGHT SERVICE

Initial Investment:

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1. Carefully read, complete, and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check, bank draft or money order payable to 'HSBC Investor Funds' and include the name of the appropriate Fund(s) on the check.

3. Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

   Subsequent:

   1. Use the investment slip attached to your account statement.

      Or, if unavailable,

   2. Include the following information in writing:

        Fund name
        Share class
        Amount invested
        Account name
        Account number

 ELECTRONIC VS. WIRE TRANSFER
 Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

   3. Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Shareholder Information   [LOGO]


                       PURCHASING AND ADDING TO YOUR SHARES
                       CONTINUED

ELECTRONIC PURCHASES

Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

Establish electronic purchase option on your account application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

BY WIRE TRANSFER

For information on how to request a wire transfer, call 1-800-782-8183.

AUTOMATIC INVESTMENT PLAN

You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

   Your bank name, address and account number

   The amount you wish to invest automatically (minimum $25)

   How often you want to invest (every month, 4 times a year, twice a year or once a year)

   Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

DIRECTED DIVIDEND OPTION
By selecting the appropriate box in
the Account Application, you can
elect to receive your distributions
in cash (check) or have
distributions (capital gains and
dividends) reinvested in another
HSBC Investor Fund without a sales
charge. You must maintain the
minimum balance in each Fund into
which you plan to reinvest dividends
or the reinvestment will be
suspended and your dividends paid to
you. The Fund may modify or
terminate this reinvestment option
without notice. You can change or
terminate your participation in the
reinvestment option at any time by
calling 1-800-782-8183.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A Shares than for Class B and Class C Shares, because Class A Shares have lower operating expenses. Class D Shares receive a higher dividend than Class A Shares because Class D Shares have lower operating expenses. Adviser (Class Y) Shares receive the highest dividends because they have the lowest operating expenses. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which may be taxable.
--------------------------------------------------------------------------------

Shareholder Information   [LOGO]


                        SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is accepted by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on 'Selling Your Shares.'

------------------------------------------------------
WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

CONTINGENT DEFERRED SALES CHARGE
When you sell Class B or C shares, you will be
charged a fee for any shares that have not been
held for a sufficient length of time. These fees
will be deducted from the money paid to you. See
the sections on 'Distribution Arrangements/Sales
Charges' and 'Exchanging Your Shares' for details.
------------------------------------------------------

INSTRUCTIONS FOR SELLING SHARES

If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

BY TELEPHONE

(unless you have declined telephone sales privileges)

    1. Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See 'Selling Your Shares -- Verifying Telephone Redemptions')

BY MAIL OR OVERNIGHT SERVICE

(See 'Selling Your Shares -- Redemptions in Writing Required')

    1. Call 1-800-782-8183 to request redemption forms or write a letter of instruction indicating:

       your Fund and account number
       amount you wish to redeem
       address where your check should be sent
       account owner signature

    2. Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

WIRE TRANSFER

You must indicate this option on your account application.

Call 1-800-782-8183 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

The Fund may charge a wire transfer fee.

NOTE: Your financial institution may also charge a separate fee.

ELECTRONIC REDEMPTIONS

Call 1-800-782-8183 to request an electronic redemption.

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

If you call by 4:00 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Your bank may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

   Make sure you've checked the appropriate box on the Account Application, or call 1-800-782-8183.

Shareholder Information   [LOGO]

                        SELLING YOUR SHARES
                        CONTINUED

   Include a voided personal check.

   Your account must have a value of $10,000 or more to start withdrawals.

   If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

CHECK REDEMPTION SERVICE

You may write checks in amounts of $250 or more on your account in the Money Market Funds. To obtain checks, complete the signature card section of the Account Application or contact the Funds to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30-days written notice. You may not close your Money Market Fund account by writing a check.

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

1. Redemptions from Individual Retirement Accounts ('IRAs').

2. Redemption requests requiring a signature guarantee, which include any of the following:

   Your account address has changed within the last 10 business days;
   The check is not being mailed to the address on your account;
   The check is not being made payable to the owner of the account;
   The redemption proceeds are being transferred to another Fund account with a different registration; or
   The redemption proceeds are being wired to bank instructions currently not on your account.

You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations that must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

VERIFYING TELEPHONE REDEMPTIONS

The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

CLOSING OF SMALL ACCOUNTS

If your account falls below $50 due to redemptions, the Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash, if distribution checks (1) are returned and marked as 'undeliverable' or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

Shareholder Information   [LOGO]


                        DISTRIBUTION ARRANGEMENTS/SALES CHARGES

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds.

                               CLASS A SHARES       CLASS C SHARES       CLASS D SHARES     CLASS Y SHARES
                               ----------------------------------------------------------------------------
 Sales Charge (Load)           No front-end sales   No front-end sales   No front-end       No front-end
                               charge.              charge. A            sales charge.      sales charge.
                                                    contingent deferred
                                                    sales charge (CDSC)
                                                    may be imposed on
                                                    shares redeemed
                                                    within one year
                                                    after purchase.
-----------------------------------------------------------------------------------------------------------
 Distribution (12b-1) and      Subject to           Subject to combined  Subject to         No distribution
 Service Fees                  aggregate annual     annual distribution  aggregate annual   or service fees.
                               distribution and     and shareholder      distribution and
                               shareholder          servicing fees of    shareholder
                               servicing fees of    up to 1.00%          servicing fees of
                               up to 0.60% of the   annually of the      up to 0.25% of
                               Fund's total         Fund's average       the Fund's total
                               assets.              daily net assets.    assets.
-----------------------------------------------------------------------------------------------------------
 Fund Expenses                 Lower annual         Higher annual        Lower annual       Lower annual
                               expenses than        expenses than Class  expenses than      expenses than
                               Class B or C         A, D or Y Shares.    Class A, B or C    Class A, B, C or
                               shares.                                   shares.            D shares.
-----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Class B Shares are not being sold but are only offered as an exchange option for Class B shareholders of other funds in the HSBC Investor Family of Funds who wish to exchange some or all of those shares for Class B Shares of the Money Market Funds. Although Class B Shares are not subject to a sales charge when a shareholder exchanges Class B Shares of another Trust portfolio, they may be subject to a contingent deferred sales charge (CDSC) when redeemed. See 'Exchanging Your Shares'. In addition, Class B Shares are subject to an aggregate annual distribution and shareholder servicing fees of up to 1.00% of the Funds' assets. Shareholders of Class B Shares pay higher annual expenses than shareholders of Class A Shares, Class D Shares and Class Y Shares.

CLASS C SHARES

Class C Shares are primarily offered as an exchange option for Class C shareholders of other funds in the HSBC Investor Family of Funds who wish to exchange some or all of those shares for Class C Shares of the Money Market Funds. Customers of HSBC Bank USA sweep programs are able to purchase Class C shares of the Money Market Funds.

DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES

The Funds have adopted Distribution ('12b-1') plans for Class A, Class B, Class C and Class D Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds' shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment.

Shareholder Information   [LOGO]

                       DISTRIBUTION ARRANGEMENTS/SALES CHARGES
                       CONTINUED

   The 12b-1 fees vary by share class as follows:

      Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the applicable Fund.

      Class B and Class C Shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the applicable Fund. This will cause expenses for Class B and Class C Shares to be higher and dividends to be lower than for Class A Shares, Class D Shares, and Class Y Shares.

      Class D Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the applicable Fund.

      Class Y Shares do not pay a 12b-1 fee.

   The higher 12b-1 fees on Class B and Class C Shares, together with the CDSC, help the Distributor sell Class B and Class C Shares without an 'up-front' sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

   In addition to the 12b-1 fees, Class A Shares are subject to a shareholder servicing fee of up to 0.60%. Class B, Class C and Class D Shares are subject to a shareholder servicing fee of up to 0.25%.

   The aggregate of the 12b-1 fees and shareholder servicing fees will not exceed 0.85% for the Class A Shares, 1.00% for the Class B and Class C Shares, and 0.25% for Class D Shares.

Long-term Class B and Class C shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.

CLASS B SHARES

Investors purchasing shares of the Funds will ordinarily purchase either
Class A Shares, Class D Shares or Class Y Shares. Class C Shares of the Money Market Funds are only available for purchase by customers of HSBC Bank USA sweep programs. Investors will only receive Class B Shares by exchanging the Class B Shares of other HSBC Investor Funds. If you exchange shares of other HSBC Investor Funds for shares of the Funds and wish to sell your shares, Class B Shares may be subject to a contingent deferred sales charge ('CDSC').

Specifically, Class B Shares of the Fund will be subject to a declining CDSC if Class B Shares of any of the HSBC Investor Funds are exchanged for Class B Shares of any of the Money Market Funds and redeemed within 4 years. In such cases, the CDSC will be:

--------------------------------------------------------------------------------
                                                        CDSC AS A % OF DOLLAR
           YEARS SINCE PURCHASE                       AMOUNT SUBJECT TO CHARGE
--------------------------------------------------------------------------------
                    0-1                                         4.00%
                    1-2                                         3.00%
                    2-3                                         2.00%
                    3-4                                         1.00%
                more than 4                                     None
--------------------------------------------------------------------------------

The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. There is no CDSC on reinvested dividends or distributions.

If you sell some but not all of your Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Shareholder Information   [LOGO]


                       DISTRIBUTION ARRANGEMENTS/SALES CHARGES
                       CONTINUED

CONVERSION FEATURE -- CLASS B SHARES

   Class B Shares of the Money Market Funds will convert automatically to Class A Shares of the same Fund (or Class D Shares, depending on your eligibility), after six years from the beginning of the calendar month in which the Class B Shares were originally purchased.

   After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares (or Class D Shares) which will increase your investment return compared to the Class B Shares.

   You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

   If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares. The dollar value of Class A Shares (or Class D Shares) you receive will equal the dollar value of the Class B shares converted.

CLASS C SHARES

Class C Shares of the Money Market Funds are only available for purchase by customers of HSBC Bank USA sweep programs.

Other investors will only receive Class C Shares by exchanging the Class C Shares of other HSBC Investor Funds. If you purchase Class C Shares or exchange Class C Shares of other HSBC Investor Funds for Class C Shares of the Funds and wish to sell your shares, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on the lesser of the current NAV or the NAV at the time of purchase.

Unlike Class B Shares, Class C Shares have no conversion feature.

WAIVER OF SALES CHARGES -- CLASS B SHARES AND CLASS C SHARES

The following qualify for waivers of sales charges:

   Distributions following the death or disability of a shareholder.

   Redemptions representing the minimum distribution from an IRA or a Custodial Account to a shareholder who has reached age 70 1/2.

   Redemptions representing the minimum distribution from 401(k) retirement plans where such redemptions are necessary to make distributions to plan participants.

Shareholder Information   [LOGO]


                        EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of the same class of another HSBC Investor Fund, usually without paying additional sales charges (see 'Notes on Exchanges'). No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by sending a written request to HSBC Investor Funds, P.O. Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

   Your name and telephone number

   The exact name on your account and account number

   Taxpayer identification number (usually your social security number)

   Dollar value or number of shares to be exchanged

   The name of the Fund from which the exchange is to be made

   The name of the Fund into which the exchange is being made.

See 'Selling Your Shares' for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited.

NOTES ON EXCHANGES

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

Class A Shares of the HSBC Investor Funds may be exchanged for Class D Shares of the Money Market Funds only if you are otherwise eligible to receive them. In all other cases, you will receive Class A Shares of the Money Market Funds in exchange for your Class A Shares of the HSBC Investor Funds.

Shareholder Information   [LOGO]


                        DIVIDENDS, DISTRIBUTIONS AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Please see the Fund's Statement of Additional Information for more information. Because everyone's tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

   A Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

   Any income a Fund receives in the form of interest and dividends is paid out, less expenses, to its shareholders.

   Dividends on all Funds are paid monthly. Capital gains for all Funds are distributed at least annually. Unless a shareholder elects to receive dividends in cash, dividends will be automatically invested in additional shares of the Fund.

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   Dividends are generally taxable as ordinary income; however, distributions of tax-exempt interest income earned by the New York Tax-Free Money Market Fund are expected to be exempt from the regular federal income tax.

   If a Fund designates a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than 12 months), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

   Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If a Fund declares a dividend in October, November, or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

   There may be tax consequences to you if you dispose of your shares in a Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

   You will be notified before February 1 of each year about the federal tax status of distributions made by the Funds. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

   Foreign shareholders may be subject to special withholding requirements.

   If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

   There is a penalty on certain pre-retirement distributions from retirement accounts.

36

Financial Highlights   [LOGO]

The financial highlights tables are intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                   HSBC INVESTOR MONEY MARKET FUND

CLASS A (INVESTOR) SHARES

                                                              FOR THE YEAR          FOR THE PERIOD
                                                                 ENDED           NOVEMBER 13, 1998 TO
                                                              OCTOBER 31,            OCTOBER 31,
                                                                 2000                  1999(d)
NET ASSET VALUE, BEGINNING OF PERIOD                              $   1.00             $   1.00
-----------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 Net investment income                                                0.05                 0.04
 Net realized gains from investment transactions                        --                 0.00*
-----------------------------------------------------------------------------------------------------
 Total from investment activities                                     0.05                 0.04
-----------------------------------------------------------------------------------------------------
DIVIDENDS:
 Net investment income                                               (0.05)               (0.04)
-----------------------------------------------------------------------------------------------------
 Total dividends                                                     (0.05)               (0.04)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $   1.00             $   1.00
-----------------------------------------------------------------------------------------------------
TOTAL RETURN                                                          5.60%                4.42%(c)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000's)                              $462,412             $226,783
 Ratio of expenses to average net assets                              0.77%                0.67%(b)
 Ratio of net investment income to average net assets                 5.53%                4.44%(b)
 Ratio of expenses to average net assets (a)                          0.77%                0.75%(b)
-----------------------------------------------------------------------------------------------------

 * Less than $.005 per share.

(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(b) Annualized.

(c) Not annualized.

(d) Period from commencement of operations.

Financial Highlights   [LOGO]

                   HSBC INVESTOR MONEY MARKET FUND

CLASS D (PRIVATE INVESTOR) SHARES

                                                              FOR THE YEAR        FOR THE PERIOD
                                                                 ENDED           APRIL 1, 1999 TO
                                                              OCTOBER 31,          OCTOBER 31,
                                                                  2000               1999(d)
NET ASSET VALUE, BEGINNING OF PERIOD                              $   1.00             $  1.00
----------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 Net investment income                                                0.06                0.03
 Net realized gains from investment
   transactions                                                         --                0.00*
----------------------------------------------------------------------------------------------------
 Total from investment activities                                     0.06                0.03
----------------------------------------------------------------------------------------------------
DIVIDENDS:
 Net investment income                                               (0.06)              (0.03)
----------------------------------------------------------------------------------------------------
 Total dividends                                                     (0.06)              (0.03)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $   1.00             $  1.00
----------------------------------------------------------------------------------------------------
TOTAL RETURN                                                          5.75%               2.69%(c)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000's)                              $398,720             $46,863
 Ratio of expenses to average net assets                              0.62%               0.59%(b)
 Ratio of net investment income to average net assets                 5.78%               4.56%(b)
 Ratio of expenses to average net assets (a)                          0.62%               0.62%(b)
----------------------------------------------------------------------------------------------------

 * Less than $0.005 per share.

(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(b) Annualized.

(c) Not annualized.

(d) Period from commencement of operations.

Financial Highlights   [LOGO]

                   HSBC INVESTOR MONEY MARKET FUND

ADVISER (CLASS Y) SHARES

                                                              FOR THE YEAR         FOR THE PERIOD
                                                                 ENDED           NOVEMBER 12, 1998 TO
                                                              OCTOBER 31,            OCTOBER 31,
                                                                  2000                 1999(d)
NET ASSET VALUE, BEGINNING OF PERIOD                              $   1.00             $  1.00
-----------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income                                              0.06                0.05
   Net realized gains from investment transactions                      --                0.00*
-----------------------------------------------------------------------------------------------------
   Total from investment activities                                   0.06                0.05
-----------------------------------------------------------------------------------------------------
Dividends:
   Net investment income                                             (0.06)              (0.05)
-----------------------------------------------------------------------------------------------------
   Total dividends                                                   (0.06)              (0.05)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $   1.00             $  1.00
-----------------------------------------------------------------------------------------------------
TOTAL RETURN                                                          6.02%               4.76%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's)                            $227,093             $73,672
   Ratio of expenses to average net assets                            0.37%               0.31%(b)
   Ratio of net investment income to average net assets               5.96%               4.77%(b)
   Ratio of expenses to average net assets (a)                        0.37%               0.40%(b)
-----------------------------------------------------------------------------------------------------

 * Less than $0.005 per share.

(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(b) Annualized.

(c) Not annualized.

(d) Period from commencement of operations.

Financial Highlights  [LOGO]

                   HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND

CLASS A (INVESTOR) SHARES

                                            FOR THE              FOR THE
                                          YEARS ENDED           ONE MONTH            FOR THE YEARS ENDED
                                          OCTOBER 31,          PERIOD ENDED              SEPTEMBER 30,
                                       ------------------       OCTOBER 31,      ----------------------------
                                        2000        1999            1998            1998       1997       1996
NET ASSET VALUE, BEGINNING
 OF PERIOD                              $1.00       $1.00         $1.00          $1.00      $1.00      $1.00
-----------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 Net investment income                   0.05        0.04          0.00*          0.05       0.05       0.05
 Net realized gains from
 investment transactions                 0.00*       0.00*         0.00*          0.00*      0.00*        --
-----------------------------------------------------------------------------------------------------------------
 Total from investment
   activities                            0.05        0.04          0.00*          0.05       0.05       0.05
-----------------------------------------------------------------------------------------------------------------
DIVIDENDS:
 Net investment income                  (0.05)      (0.04)        (0.00)*        (0.05)     (0.05)     (0.05)
 In excess of net investment
 income                                    --       (0.00)*          --             --         --         --
 Net realized gains from
 investment transactions                (0.00)*     (0.00)*          --          (0.00)*       --         --
-----------------------------------------------------------------------------------------------------------------
 Total dividends                        (0.05)      (0.04)        (0.00)*        (0.05)     (0.05)     (0.05)
-----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF
 PERIOD                                 $1.00       $1.00         $1.00          $1.00      $1.00      $1.00
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN                             5.32%       4.24%         0.39%(c)       5.00%      4.89%      4.98%

RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of year
 (000's)                           $1,024,292    $932,874    1,0$55,163       $988,236   $505,702   $246,368
 Ratio of expenses to
 average net assets                      0.75%       0.66%         0.50%(b)       0.52%      0.59%      0.57%
 Ratio of net investment
 income to average
 net assets                              5.20%       4.16%         4.40%(b)       4.89%      4.80%      4.80%
 Ratio of expenses to
 average net assets                      0.75%       0.66%         0.60%(a)(b)    0.62%(a)   0.71%(a)   0.75%(a)
-----------------------------------------------------------------------------------------------------------------

 *  Less than $0.005 per share.

(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(b) Annualized.

(c) Not annualized.

Financial Highlights  [LOGO]

                  HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND

CLASS B SHARES

                                                     FOR THE
                                                   YEARS ENDED           ONE MONTH          FOR THE PERIOD
                                                   OCTOBER 31,          PERIOD ENDED       FEBRUARY 2, 1998
                                               -------------------      OCTOBER 31,        TO SEPTEMBER 30,
                                                2000         1999          1998                 1998(d)
NET ASSET VALUE, BEGINNING OF PERIOD            $1.00        $1.00          $1.00                $1.00
------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 Net investment income                           0.05         0.04           0.00*                0.00*
 Net realized gains from investment
   transactions                                  0.00*        0.00*          0.00*                  --
------------------------------------------------------------------------------------------------------------
 Total from investment activities                0.05         0.04           0.00*                0.00*
------------------------------------------------------------------------------------------------------------
DIVIDENDS:
 Net investment income                          (0.05)       (0.04)         (0.00)*              (0.00)*
 Net realized gains from investment
   transactions                                 (0.00)*      (0.00)*           --                   --
------------------------------------------------------------------------------------------------------------
 Total dividends                                (0.05)       (0.04)         (0.00)*              (0.00)*
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $1.00        $1.00          $1.00                $1.00
------------------------------------------------------------------------------------------------------------
TOTAL RETURN (EXCLUDES REDEMPTION
 CHARGE)                                         4.72%        3.54%          0.32%(c)             0.22%(c)

RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000's)             $119         $119           $113                 $113
 Ratio of expenses to average net assets         1.32%        1.34%          1.25%(b)             1.27%(b)
 Ratio of net investment income to
   average net assets                            4.61%        3.49%          3.65%(b)             4.14%(b)
 Ratio of expenses to average net assets         1.32%        1.34%          1.35%(a)(b)          1.37%(a)(b)
------------------------------------------------------------------------------------------------------------

 *  Less than $0.005 per share.

(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(b) Annualized.

(c) Not annualized.

(d) Period from commencement of operations.

Financial Highlights  [LOGO]

                  HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND

CLASS D (PRIVATE INVESTOR) SHARES

                                                                FOR THE         FOR THE PERIOD
                                                              YEAR ENDED       APRIL 1, 1999 TO
                                                              OCTOBER 31,         OCTOBER 31,
                                                                 2000               1999(c)
NET ASSET VALUE, BEGINNING OF PERIOD                             $   1.00          $   1.00
------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 Net investment income                                               0.05              0.03
 Net realized gains from investment transactions                     0.00*             0.00*
------------------------------------------------------------------------------------------------
 Total income from investment activities                             0.05              0.03
------------------------------------------------------------------------------------------------
DIVIDENDS:
 Net investment income                                              (0.05)            (0.03)
 Net realized gains from investment transactions                    (0.00)*           (0.00)*
------------------------------------------------------------------------------------------------
 Total dividends                                                    (0.05)            (0.03)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $   1.00          $   1.00
------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         5.47%             2.53%(b)
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                               $566,879          $465,526
 Ratio of expenses to average net assets                             0.60%             0.60%(a)
 Ratio of net investment income to average net assets                5.36%             4.26%(a)
 Ratio of expenses to average net assets                             0.60%             0.60%(a)
------------------------------------------------------------------------------------------------

 *  Less than $0.005 per share.

(a) Annualized.

(b) Not annualized.

(c) Period from commencement of operations.

Financial Highlights  [LOGO]

                  HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND

ADVISER (CLASS Y) SHARES


                                                             FOR THE
                                                            ONE MONTH
                                              FOR THE        PERIOD        FOR THE YEARS    FOR THE PERIOD
                                            YEARS ENDED       ENDED           ENDED          JULY 1, 1996,
                                            OCTOBER 31,     OCTOBER 31,    SEPTEMBER 30,   TO SEPTEMBER 30,
                                          2000     1999        1998        1998     1997        1996(d)
NET ASSET VALUE, BEGINNING OF PERIOD      $1.00    $1.00      $1.00       $1.00    $1.00         $1.00
-----------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 Net investment income                     0.06     0.05       0.00*       0.06     0.05          0.01
 Net realized gains from investment
 transactions                              0.00*    0.00*        --        0.00*    0.00*           --
-----------------------------------------------------------------------------------------------------------
 Total from investment activities          0.06     0.05       0.00*       0.06     0.05          0.01
-----------------------------------------------------------------------------------------------------------
DIVIDENDS:
 Net investment income                    (0.06)   (0.05)     (0.00)*     (0.06)   (0.05)        (0.01)
 In excess of net investment income          --   (0.000)*       --          --       --            --
 Net realized gains from investment
 transactions                             (0.00)*  (0.00)*       --       (0.00)*     --            --
-----------------------------------------------------------------------------------------------------------
 Total dividends                          (0.06)   (0.05)     (0.00)*     (0.06)   (0.05)        (0.01)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $1.00    $1.00      $1.00       $1.00    $1.00         $1.00
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                               5.74%    4.57%      0.41%(c)    5.27%    5.15%         1.24%(c)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000's)   $149,267  $38,858    $34,617     $29,023  $16,180        $1,413
 Ratio of expenses to average
 net assets                                0.35%    0.34%      0.25%(b)    0.27%    0.33%         0.43%(b)
 Ratio of net investment income to
 average net assets                        5.71%    4.47%      4.65%(b)    5.14%    5.06%         4.90%(b)
 Ratio of expenses to average
 net assets                                0.35%    0.34%      0.35%(a)(b)   0.37%(a)   0.45%(a)        0.61%(a)(b)
-----------------------------------------------------------------------------------------------------------

 *  Less than $0.005 per share.

(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(b) Annualized.

(c) Not annualized.

(d) Period from commencement of operations.

Financial Highlights  [LOGO]

                  HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

CLASS A (INVESTOR) SHARES

                                                                FOR THE YEARS ENDED
                                                                    OCTOBER 31,
                                                ---------------------------------------------------
                                                  2000       1999       1998       1997      1996
NET ASSET VALUE, BEGINNING OF PERIOD            $   1.00   $   1.00   $   1.00   $   1.00   $  1.00
----------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 Net investment income                              0.03       0.02       0.03       0.03      0.03
 Net realized gains from investment
   transactions                                       --       0.00*      0.00*      0.00*       --
----------------------------------------------------------------------------------------------------
 Total from investment activities                   0.03       0.02       0.03       0.03      0.03
----------------------------------------------------------------------------------------------------
DIVIDENDS:
 Net investment income                             (0.03)     (0.02)     (0.03)     (0.03)    (0.03)
 Net realized gains from investment
   transactions                                       --         --      (0.00)*       --        --
----------------------------------------------------------------------------------------------------
 Total dividends                                   (0.03)     (0.02)     (0.03)     (0.03)    (0.03)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $   1.00   $   1.00   $   1.00   $   1.00   $  1.00
----------------------------------------------------------------------------------------------------
TOTAL RETURN                                        3.24%      2.36%      2.95%      3.01%     3.04%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000's)            $134,841   $113,583   $153,592   $123,324   $78,594
 Ratio of expenses to average net assets            0.73%      0.70%      0.58%      0.60%     0.54%
 Ratio of net investment income to average
   net assets                                       3.17%      2.39%      2.90%      2.98%     2.97%
 Ratio of expenses to average net assets            0.73%      0.70%      0.66%(a)     0.72%(a)    0.63%(a)
----------------------------------------------------------------------------------------------------

 *   Less than $0.005 per share.

 (a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

Financial Highlights  [LOGO]

                  HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

CLASS B SHARES

                                                                FOR THE YEARS
                                                                     ENDED                 FOR THE PERIOD
                                                                  OCTOBER 31,              APRIL 29, 1998
                                                              --------------------         TO OCTOBER 31,
                                                              2000           1999              1998(d)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $1.00         $ 1.00             $  1.00
INVESTMENT ACTIVITIES:
 Net investment income                                           --             --                0.01
 Net realized gains from investment transactions                 --             --                0.00*
------------------------------------------------------------------------------------------------------------
 Total from investment activities                                --             --                0.01
------------------------------------------------------------------------------------------------------------
DIVIDENDS:
 Net investment income                                           --             --               (0.01)
------------------------------------------------------------------------------------------------------------
 Total dividends                                                 --             --               (0.01)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $1.00         $ 1.00             $  1.00
------------------------------------------------------------------------------------------------------------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                        --%            --%               1.24%(c)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period                                  $  10         $   10             $    10
 Ratio of expenses to average net assets                         --             --                1.33%(b)
 Ratio of net investment income to average net assets            --             --                2.15%(b)
 Ratio of expenses to average net assets (a)                     --             --                1.41%(b)
------------------------------------------------------------------------------------------------------------

  *  Less than $0.005 per share.

 (a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

 (b) Annualized.

 (c) Not annualized.

 (d) Period from commencement of operations.

 (e) Class B Shares operated from April 29, 1998 to September 11, 1998. Since September 11, 1998 net assets represent seed money and accordingly no income or expenses have been allocated to the class.

Financial Highlights  [LOGO]

                  HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

CLASS D (PRIVATE INVESTOR) SHARES

                                                               FOR THE          FOR THE PERIOD
                                                              YEAR ENDED        APRIL 1, 1999
                                                              OCTOBER 31,       TO OCTOBER 31,
                                                                2000               1999(c)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $   1.00            $  1.00
INVESTMENT ACTIVITIES:
 Net investment income                                             0.03               0.02
 Net realized gains from investment transactions                     --               0.00*
------------------------------------------------------------------------------------------------
 Total from investment activities                                  0.03               0.02
------------------------------------------------------------------------------------------------
DIVIDENDS:
 Net investment income                                            (0.03)             (0.02)
------------------------------------------------------------------------------------------------
 Total dividends                                                  (0.03)             (0.02)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $   1.00            $  1.00
------------------------------------------------------------------------------------------------
TOTAL RETURN                                                       3.39%              1.50%(b)

RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000's)                           $100,291            $39,443
 Ratio of expenses to average net assets                           0.58%              0.63%(a)
 Ratio of net investment income to average net assets              3.35%              2.51%(a)
 Ratio of expenses to average net assets                                              0.63%(a)
------------------------------------------------------------------------------------------------

   * Less than $0.005 per share.

 (a) Annualized.

 (b) Not annualized.

 (c) Period from commencement of operations.

Financial Highlights  [LOGO]

                  HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

ADVISER (CLASS Y) SHARES

                                                                                        FOR THE PERIOD
                                                   FOR THE YEARS ENDED OCTOBER 31,       JULY 1, 1996
                                                 ------------------------------------   TO OCTOBER 31,
                                                  2000      1999      1998      1997        1996(d)
NET ASSET VALUE, BEGINNING OF PERIOD             $  1.00   $  1.00   $  1.00   $ 1.00      $  1.00
-------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 Net investment income                              0.04      0.03      0.03     0.03         0.01
 Net realized gains from investment
   transactions                                       --      0.00*     0.00*    0.00*          --
-------------------------------------------------------------------------------------------------------
 Total from investment activities                   0.04      0.03      0.03     0.03         0.01
-------------------------------------------------------------------------------------------------------
DIVIDENDS:
 Net investment income                             (0.04)    (0.03)    (0.03)   (0.03)       (0.01)
 Net realized gains from investment
   transactions                                       --        --     (0.00)*     --           --
-------------------------------------------------------------------------------------------------------
 Total dividends                                   (0.04)    (0.03)    (0.03)   (0.03)       (0.01)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $  1.00   $  1.00   $  1.00   $ 1.00      $  1.00
TOTAL RETURN                                        3.65%     2.70%     3.21%    3.27%        1.03%(c)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000's)             $42,306   $11,986   $10,759   $8,674      $ 3,714
 Ratio of expenses to average net assets            0.33%     0.38%     0.33%    0.35%        0.35%(b)
 Ratio of net investment income to average net
   assets                                           3.64%     2.71%     3.15%    3.23%        3.12%(b)
 Ratio of expenses to average net assets            0.33%     0.38%     0.41%(a)   0.47%(a)       0.45%(a)(b)
-------------------------------------------------------------------------------------------------------

 * Less than $0.005 per share.

 (a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

 (b) Annualized.

 (c) Not annualized.

 (d) Period from commencement of operations.

Taxable Equivalent Yield Tables  [LOGO]

                        TAXABLE EQUIVALENT YIELD TABLES

The tables below show the approximate taxable yields which are equivalent to tax-exempt yields, for the ranges indicated, under (i) federal and New York State personal income tax laws, and (ii) federal, New York State and New York City personal income tax laws, in each case based upon the applicable 2000 rates. Such yields may differ under the laws applicable to subsequent years if the effect of any such law is to change any tax bracket or the amount of taxable income which is applicable to a tax bracket. Separate calculations, showing the applicable taxable income brackets, are provided for investors who file single returns and for those investors who file joint returns. For cases in which two or more state (or city) brackets fall within a federal bracket, the highest state (or city) bracket is combined with the federal bracket. The combined income tax brackets shown reflect the fact that state and city income taxes are currently deductible as an itemized deduction for federal tax purposes (however, a taxpayer's itemized deductions may be subject to an overall limitation, the effect of which has not been taken into account in preparing these tables).

                        FEDERAL AND NEW YORK STATE TABLE

-----------------------------------------------------------------------------------------------------------------
          TAXABLE INCOME*                                                 TAX-EXEMPT YIELD
------------------------------------   INCOME      --------------------------------------------------------------
     SINGLE              JOINT           TAX       2.50%  3.00%   3.50%   4.00%   4.50%   5.00%   5.50%   6.00%
     RETURN             RETURN         BRACKET**                     EQUIVALENT TAXABLE YIELD
-----------------  -----------------   ---------   --------------------------------------------------------------
$   0-$ 26,250     $      0-$ 43,850    20.80%          3.16%   3.79%   4.42%   5.05%   5.68%   6.31%   6.95%    7.58%
$ 26,251-$ 63,550  $ 43,851-$105,950    32.90%          3.73%   4.47%   5.22%   5.95%   6.71%   7.46%   8.20%    8.95%
$ 63,551-$132,600  $105,951-$161,450    35.70%          3.89%   4.67%   5.44%   6.22%   7.00%   7.78%   8.56%    9.34%
$132,601-$288,350  $161,450-$283,350    40.40%          4.19%   5.03%   5.87%   6.71%   7.55%   8.39%   9.23%   10.06%
    > $288,350            > $283,350    43.70%          4.44%   5.33%   6.22%   7.11%   8.00%   8.89%   9.78%   10.66%

------------

 * Net amount subject to federal and New York State personal income tax after deductions and exemptions.

** Effective combined federal and state tax bracket.

This table does not take into account: (i) any taxes other than the regular federal income tax and the regular New York State personal income tax; or
(ii) the New York State tax table benefit recapture tax. Also, it is assumed that: (i) there are no federal or New York State minimum taxes applicable;
(ii) a shareholder has no net capital gain; and (iii) a shareholder's taxable income for federal income tax purposes is the same as his or her taxable income for New York State income tax purposes. Also, this table does not reflect the fact that, due to factors including the federal phase-out of personal exemptions and reduction of certain itemized deductions for taxpayers whose adjusted gross income exceed specified thresholds, a shareholder's effective marginal tax rate may differ from his or her tax bracket rate.

                FEDERAL, NEW YORK STATE AND NEW YORK CITY TABLE

-----------------------------------------------------------------------------------------------------------------
          TAXABLE INCOME*                                                 TAX-EXEMPT YIELD
------------------------------------   INCOME      --------------------------------------------------------------
     SINGLE              JOINT           TAX       2.50%  3.00%   3.50%   4.00%   4.50%   5.00%   5.50%   6.00%
     RETURN             RETURN         BRACKET**                     EQUIVALENT TAXABLE YIELD
-----------------  -----------------   ---------   --------------------------------------------------------------
$   0-$ 26,250     $      0-$ 43,850    23.60%          3.27%   3.93%   4.58%   5.24%   5.89%   6.54%    7.20%    7.85%
$ 26,251-$ 63,550  $ 43,851-$105,950    35.32%          3.87%   4.64%   5.41%   6.18%   6.96%   7.73%    8.06%    9.28%
$ 63,551-$132,600  $105,051-$161,450    38.01%          4.03%   4.84%   5.65%   6.45%   7.26%   8.07%    8.87%    9.68%
$132,601-$288,350  $161,450-$283,350    42.51%          4.35%   5.22%   6.09%   6.96%   7.83%   8.70%    9.56%   10.44%
    > $288,350            > $283,350    45.74%          4.61%   5.53%   6.45%   7.37%   8.29%   9.21%   10.14%   11.06%

------------

 * Net amount subject to federal, New York State and New York City personal income tax after deductions and exemptions.

** Effective combined federal, state and city tax bracket.

This table does not take into account: (i) any taxes other than the regular federal income tax, the regular New York State personal income tax, and the regular New York City personal income tax (including the temporary tax surcharge and the additional tax); or (ii) the New York State tax table benefit recapture tax. Also, it is assumed that: (i) there are no federal, state or city minimum taxes applicable; (ii) a shareholder has no net capital gain; and (iii) a shareholder's taxable income for federal income tax purposes is the same as his or her income for state and city tax purposes. Also, this table does not reflect the fact that, due to factors including the federal phase-out of personal exemptions and reduction of certain itemized deductions for taxpayers whose adjusted gross income exceed specified thresholds, a shareholder's effective marginal tax rate may differ from his or her tax bracket rate.

While it is expected that most of the dividends paid to the shareholders of the New York Tax-Free Bond Fund will be exempt from federal, New York State and New York City personal income taxes, portions of such dividends from time to time may be subject to such taxes.
48

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

STATEMENTS OF ADDITIONAL INFORMATION (SAIs):

The SAIs provide more detailed information about the Funds, including their operations and investment policies. They are incorporated by reference and legally considered a part of this prospectus.

YOU CAN GET FREE COPIES OF REPORTS AND THE SAIS, PROSPECTUSES OF OTHER MEMBERS OF THE HSBC INVESTOR FAMILY OF FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS, BY CONTACTING A BROKER OR HSBC BROKERAGE (USA) INC. AT 1-888-525-5757. OR CONTACT THE FUNDS AT:

                    HSBC INVESTOR FUNDS
                    PO BOX 182845
                    COLUMBUS, OHIO 43218-2845
                    TELEPHONE: 1-800-782-8183

You can review the Funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

 For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8070.

 Free from the Commission's Website at http://www.sec.gov.





Investment Company Act file no. 811-4782.




RFFMM (3/00)

                            Prospectus

                          HSBC Investor
                              Funds

                        February 28, 2001

                           HSBC INVESTOR
                       LIMITED MATURITY FUND

                           HSBC INVESTOR
                         FIXED INCOME FUND

                           HSBC INVESTOR
                         NEW YORK TAX-FREE
                             BOND FUND

                    HSBC INVESTOR BALANCED FUND

                     HSBC INVESTOR EQUITY FUND

                HSBC INVESTOR GROWTH AND INCOME FUND

                     HSBC INVESTOR MID-CAP FUND

                            HSBC INVESTOR
                     INTERNATIONAL EQUITY FUND

                            HSBC INVESTOR
                        SMALL CAP EQUITY FUND


                          HSBC Investor Funds

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

HSBC Investor Funds              Table of Contents

                                 [LOGO]   RISK/RETURN SUMMARY AND FUND EXPENSES
------------------------------------------------------------------------------------------------------
Carefully review this                           4  Overview
important section, which                        6  HSBC Investor Limited Maturity Fund
summarizes each Fund's                          9  HSBC Investor Fixed Income Fund
investments, risks, past                       12  HSBC Investor New York Tax-Free Bond Fund
performance, and fees.                         15  HSBC Investor Balanced Fund
                                               17  HSBC Investor Equity Fund
                                               20  HSBC Investor Growth and Income Fund
                                               22  HSBC Investor Mid-Cap Fund
                                               26  HSBC Investor International Equity Fund
                                               29  HSBC Investor Small Cap Equity Fund

                                 [LOGO]   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
------------------------------------------------------------------------------------------------------
Review this section                            32  HSBC Investor Limited Maturity Fund
for information on                             33  HSBC Investor Fixed Income Fund
investment strategies                          34  HSBC Investor New York Tax-Free Bond Fund
and risks.                                     35  HSBC Investor Balanced Fund
                                               36  HSBC Investor Equity Fund
                                               37  HSBC Investor Growth and Income Fund
                                               38  HSBC Investor Mid-Cap Fund
                                               39  HSBC Investor International Equity Fund
                                               40  HSBC Investor Small Cap Equity Fund
                                               41  General Risk Factors: All Funds
                                               42  Specific Risk Factors

                                 [LOGO]   FUND MANAGEMENT
------------------------------------------------------------------------------------------------------
Review this section                            44  The Investment Adviser
for details on                                 46  Portfolio Managers
the people and                                 48  The Distributor and Administrator
organizations who provide                      48  The Two-Tier Fund Structure
services to the Funds.

                                 [LOGO]   SHAREHOLDER INFORMATION
------------------------------------------------------------------------------------------------------
Review this section for                        49  Pricing of Fund Shares
details on how                                 50  Purchasing and Adding to Your Shares
shares are valued,                             52  Selling Your Shares
and how to purchase,                           55  Exchanging Your Shares
sell and exchange shares.                      56  Dividends, Distributions and Taxes
This section also describes
related charges and
payments of dividends
and distributions.

2

HSBC Investor Funds              Table of Contents (Continued)


                                 [LOGO]  FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------
Review this section for                        57  HSBC Investor Fixed Income Fund
details on selected                            58  HSBC Investor New York Tax-Free Bond Fund
financial statements                           59  HSBC Investor Equity Fund
of the Funds.                                  60  HSBC Investor Mid-Cap Fund
                                               61  HSBC Investor International Equity Fund
                                               62  HSBC Investor Small Cap Equity Fund
                                 [LOGO]   PRIOR PERFORMANCE OF INVESTMENT SUB-ADVISERS
------------------------------------------------------------------------------------------------------
                                 [LOGO]   TAXABLE EQUIVALENT YIELD TABLES
------------------------------------------------------------------------------------------------------

HSBC Investor Funds
Risk/Return Summary and Fund Expenses   [LOGO]

                                      OVERVIEW

THE FUNDS                             HSBC Investor Funds is a mutual fund family that offers a
                                      variety of separate investment portfolios ('Funds') each
                                      with individual investment objectives and strategies. This prospectus provides you important information about each
                                      Fund.

                                      Each Fund offers an Adviser (Class Y) or Trust class of
                                      shares through this prospectus. The Funds offer Class A
                                      Shares, Class B Shares, and Class C Shares through a
                                      separate prospectus. Each class of shares has different
                                      characteristics and is subject to different fees and
                                      expenses. Each Fund's Statement of Additional Information
                                      contains a more detailed discussion of the different classes of shares. Please read this prospectus and keep it for
                                      future reference.

                                      HSBC Investor Funds offers two categories of Funds in this prospectus: Income Funds and Equity Funds. The Income Funds include the HSBC Investor Limited Maturity Fund, HSBC
                                      Investor Fixed Income Fund, and HSBC Investor New York
                                      Tax-Free Bond Fund. The Equity Funds include the HSBC
                                      Investor Balanced Fund, HSBC Investor Equity Fund, HSBC
                                      Investor Growth and Income Fund, HSBC Investor Mid-Cap Fund,
                                      HSBC Investor International Equity Fund, and HSBC Investor
                                      Small Cap Equity Fund. The following pages of this
                                      prospectus will highlight the differences between the two
                                      categories of funds and each Fund.

                                      The investment objective and strategies of each Fund are not fundamental and may be changed without approval of Fund
                                      shareholders. If there is a change in the investment
                                      objective or strategies of a Fund, shareholders should
                                      consider whether the Fund remains an appropriate investment in light of their current financial position and need. There can be no assurance that the investment objective of a Fund will be achieved.

                                      Other important things for you to note:

                                        You may lose money by investing in a Fund

                                        Because the value of each Fund's investments will fluctuate with market conditions, so will the value of your investment in a Fund

                                      AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF HSBC BANK USA
                                      ('HSBC') AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL
                                      DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
                                      AGENCY.

HSBC Investor Funds
Risk/Return Summary and Fund Expenses   [LOGO]

WHO MAY WANT TO INVEST?               INCOME FUNDS
                                      Consider investing in an Income Fund if you are:

                                        Looking to add a monthly income component to your investment portfolio

                                        Seeking higher potential returns than provided by money
                                        market funds

                                        Willing to accept the risks of price and income fluctuations

                                        Investing short-term reserves

                                        Looking to add a monthly tax-exempt income component to your investment portfolio (New York Tax-Free Bond Fund only)

                                      An Income Fund will not be appropriate for anyone:

                                        Investing emergency reserves

                                        Seeking safety of principal

                                        Who does not live in New York (New York Tax-Free Bond Fund only)

                                      EQUITY FUNDS

                                      Consider investing in an Equity Fund if you are:

                                        Seeking a long-term goal such as retirement

                                        Looking to add a growth component to your investment
                                        portfolio

                                        Willing to accept higher risks of investing in the stock
                                        market in exchange for potentially higher long-term returns

                                      An Equity Fund will not be appropriate for anyone:

                                        Seeking monthly income

                                        Pursuing a short-term goal or investing emergency reserves

                                        Seeking safety of principal

HSBC Investor Limited Maturity Fund
Risk/Return Summary and Fund Expenses   [LOGO]

                                      HSBC INVESTOR LIMITED MATURITY FUND

INVESTMENT OBJECTIVE                  The investment objective of the Limited Maturity Fund is to realize above-average total return, consistent with
                                      reasonable risk, through investment primarily in a
                                      diversified investment grade portfolio of U.S. Government
                                      securities, corporate bonds, mortgage-backed securities and other fixed income securities.

PRINCIPAL INVESTMENT                  The Fund seeks to achieve its investment objective by
STRATEGIES                            investing all of its assets in the HSBC Investor Limited
                                      Maturity Portfolio (the 'Portfolio'), which has the same
                                      investment objective as the Fund. This two-tier fund
                                      structure is commonly referred to as a 'master/feeder'
                                      structure because one fund (the Limited Maturity Fund or
                                      'feeder fund') is investing all its assets in a second fund
                                      (the Portfolio or 'master fund'). Fund shareholders bear the expenses of both the Fund and the Portfolio, which may be
                                      greater than other structures. For reasons relating to costs or a change in investment objective, among others, the Fund could switch to another pooled investment company or decide to manage its assets itself. The Fund is currently not
                                      contemplating such a move.

                                      The Portfolio invests primarily in investment grade fixed
                                      income securities (with a stated maturity of less than 10
                                      years) such as U.S. Government securities, corporate debt
                                      securities and commercial paper, mortgage-backed and
                                      asset-backed securities, and similar securities issued by
                                      foreign governments and corporations.

PRINCIPAL INVESTMENT                  Market Risk: The Fund's performance per share will change
RISKS                                 daily based on many factors, including the quality of the
                                      instruments in the Portfolio's investment portfolio,
                                      national and international economic conditions and general market conditions. You could lose money on your investment in the Fund or the Fund could underperform other
                                      investments.

                                      Credit Risk: The Fund could lose money if the issuer of a
                                      fixed income security owned by the Portfolio defaults on its financial obligation.

                                      Interest Rate Risk: Changes in interest rates will affect
                                      the yield and value of the Portfolio's investments in debt securities.

                                      Derivatives Risk: The Portfolio may invest in derivative
                                      instruments (e.g., options and futures contracts) to help
                                      achieve its investment objective. The Portfolio intends to do so primarily for hedging purposes. These investments
                                      could increase the Fund's price volatility or reduce the
                                      return on your investment.

                                      Prepayment Risk: Risk that an issuer will exercise its right to pay principal on an obligation held by the portfolio
                                      (such as an asset-based security) earlier than expected.
                                      This may happen during a period of declining interest rates.
                                      Under these circumstances, the Portfolio may be unable to
                                      recoup all of its initial investment.

HSBC Investor Limited Maturity Fund
Risk/Return Summary and Fund Expenses   [LOGO]


                                      Extension Risk: Risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio
                                      (such as an asset-based security) later than expected. This may happen during a period of rising interest rates.

                                      Foreign Investment Risk: The Portfolio's investments in
                                      foreign securities are riskier than investments in U.S.
                                      securities. Investments in foreign securities may lose value due to unstable international, political and economic
                                      conditions, fluctuations in currency exchange rates, and
                                      lack of adequate company information.

                                      PERFORMANCE BAR CHART AND TABLE

                                      Performance bar chart and table for the Fund are not shown because the Fund did not have a full calendar year of
                                      performance information.

HSBC Investor Limited Maturity Fund
Risk/Return Summary and Fund Expenses   [LOGO]

                                             FEES AND EXPENSES*

As an investor in the HSBC Investor Limited Maturity Fund, you may pay the following fees and expenses if you buy and hold Adviser (Class Y) Shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund Assets, and are reflected in the share price.

------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES                              ADVISER
(FEES PAID DIRECTLY FROM YOUR                                 (CLASS Y)
INVESTMENT)                                                   SHARES
Maximum sales charge (load) on purchases                         None
------------------------------------------------------------------------
Maximum deferred sales charge (load)                             None
------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                ADVISER
(EXPENSES THAT ARE DEDUCTED                                   (CLASS Y)
FROM FUND ASSETS)                                             SHARES
Management fee                                                  0.40%
-----------------------------------------------------------------------
Distribution (12b-1) fee                                         None
-----------------------------------------------------------------------
Other expenses                                                  0.55%
-----------------------------------------------------------------------
Total Fund operating expenses                                   0.95%
-----------------------------------------------------------------------
Fee waiver and/or expense reimbursement**                       0.10%
-----------------------------------------------------------------------
Net Fund operating expenses                                     0.85%

 * This table reflects the combined fees for both the Limited Maturity Fund and the Limited Maturity Portfolio.

** Pursuant to an expense limitation agreement.

EXPENSE EXAMPLE*

                           1       3
                          YEAR   YEARS
Adviser (Class Y)
Shares                     $87    $293

This Example is intended to help you compare the cost of investing in the Adviser (Class Y) Shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   $10,000 investment

   5% annual return

   redemption at the end of each period

   no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

* The table reflects the combined fees for both the Limited Maturity Fund and the Limited Maturity Portolio.


8

HSBC Investor Fixed Income Fund
Risk/Return Summary and Fund Expenses   [LOGO]


                                      HSBC INVESTOR FIXED INCOME FUND

INVESTMENT OBJECTIVE                  The investment objective of the Fixed Income Fund is to
                                      realize above-average total return, consistent with
                                      reasonable risk, through investment primarily in a
                                      diversified portfolio of fixed income securities.

PRINCIPAL INVESTMENT                  The Fund seeks to achieve its investment objective by
STRATEGIES                            investing all of its assets in the HSBC Investor Fixed
                                      Income Portfolio (the 'Portfolio'), which has the same
                                      investment objective as the Fund. This two-tier fund
                                      structure is commonly referred to as a 'master/feeder'
                                      structure because one fund (the Fixed Income Fund or 'feeder fund') is investing all its assets in a second fund (the
                                      Portfolio or 'master fund'). Fund shareholders bear the
                                      expenses of both the Fund and the Portfolio, which may be
                                      greater than other structures. For reasons relating to costs or a change in investment objective, among others, the Fund could switch to another pooled investment company or decide to manage assets itself. The Fund is currently not
                                      contemplating such a move.

                                      The Portfolio invests primarily in fixed income securities, such as U.S. Government securities, corporate debt
                                      securities and commercial paper, mortgage-backed and
                                      asset-backed securities, and similar securities issued by
                                      foreign governments and corporations.

PRINCIPAL INVESTMENT                  Market Risk: The Fund's performance per share will change
RISKS                                 daily based on many factors, including the quality of the
                                      instruments in the Portfolio's investment portfolio,
                                      national and international economic conditions and general market conditions. You could lose money on your investment in the Fund or the Fund could underperform other
                                      investments.

                                      Credit Risk: The Fund could lose money if the issuer of a
                                      fixed income security owned by the Portfolio defaults on its financial obligation.

                                      Interest Rate Risk: Changes in interest rates will affect
                                      the yield and value of the Fund's investments in debt
                                      securities.

                                      Derivatives Risk: The Fund may invest in derivative
                                      instruments (e.g., options and futures contracts) to help
                                      achieve its investment objective. The Fund may do so
                                      primarily for hedging purposes. These investments could
                                      increase the Fund's price volatility or reduce the return on your investment.

                                      High Yield Securities ('Junk Bonds'): The Fund may invest in high-yield securities, which are subject to higher credit
                                      risks and are less liquid than other fixed-income
                                      securities. The Fund could lose money if it is unable to
                                      dispose of these investments at an appropriate time.

HSBC Investor Fixed Income Fund
Risk/Return Summary and Fund Expenses   [LOGO]


The bar chart on this page shows the HSBC Investor Fixed Income Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

PERFORMANCE BAR CHART AND TABLE

Year-by-Year
Total Returns
as of 12/13
for Adviser (Class Y)
Shares


1996      1997     1998      1999      2000
5.89%     8.27%    6.85%     -1.08%    11.22%


[BAR CHART]

Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:    4Q 1996 +4.26%
Worst quarter:   2Q 1999 -1.46%

The table below compares the Fund's performance over time to that of the Salomon Broad Investment-Grade Bond Index, a market-capitalization-based total return index containing U.S. fixed rate issues of greater than one year and at least $50 million outstanding, and the Lipper A Rated Bond Fund Index, an unmanaged, equally weighted index composed of the 30 largest mutual funds with a similar investment objective. The table assumes reinvestment of dividends and distributions.
--------------------

  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2000)

                                    INCEPTION                         SINCE
                                       DATE      1 YEAR   5 YEARS   INCEPTION
  ADVISER (CLASS Y) SHARES         Jan. 9, 1995  11.22%    6.15%      7.99%
  SALOMON BIG BOND INDEX                         11.59%    6.45%      8.38%*
  LIPPER A RATED BOND FUND INDEX                 10.31%    5.49%      7.75%*

 * Since January 1, 1995.

HSBC Investor Fixed Income Fund
Risk/Return Summary and Fund Expenses   [LOGO]

                                            FEES AND EXPENSES*

As an investor in the HSBC Investor Fixed Income Fund, you may pay the following fees and expenses if you buy and hold Adviser (Class Y) Shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES                              ADVISER
(FEES PAID DIRECTLY FROM YOUR                                 (CLASS Y)
INVESTMENT)                                                   SHARES
Maximum sales charge (load) on purchases                         None
------------------------------------------------------------------------
Maximum deferred sales charge (load)                             None
------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                ADVISER
(EXPENSES THAT ARE DEDUCTED                                   (CLASS Y)
FROM FUND ASSETS)                                             SHARES
Management fee                                                  0.40%
------------------------------------------------------------------------
Distribution (12b-1) fee                                         None
------------------------------------------------------------------------
Other expenses                                                  0.21%
------------------------------------------------------------------------
Total Fund operating expenses                                   0.61%

 * The table reflects the combined fees of both the Fixed Income Fund and the Fixed Income Portfolio.

EXPENSE EXAMPLE*

                           1      3       5       10
                          YEARS  YEARS   YEARS   YEARS
ADVISER (CLASS Y)
SHARES                    $62    $195    $340    $762


This Example is intended to help you compare the cost of investing in the Adviser (Class Y) Shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   $10,000 investment

   5% annual return

   redemption at the end of each period

   no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

* The example reflects the combined fees of both the Fixed Income Fund and the Fixed Income Portfolio.

HSBC Investor New York Tax-Free Bond Fund
Risk/Return Summary and Fund Expenses   [LOGO]


                                    HSBC INVESTOR NEW YORK TAX-FREE BOND FUND

INVESTMENT OBJECTIVE                The investment objective of the New York Tax-Free Bond Fund is to provide shareholders of the Fund with income exempt
                                    from regular federal, New York State and New York City
                                    personal income taxes.

PRINCIPAL INVESTMENT                The Fund seeks to achieve its investment objective by
STRATEGIES                          investing its assets primarily in a non-diversified
                                    portfolio of municipal bonds, notes, commercial paper, U.S.
                                    Government securities, and other debt instruments the
                                    interest on which is exempt from regular federal (except for
                                    U.S. Government securities), New York State and New York
                                    City personal income taxes.

PRINCIPAL INVESTMENT                Market Conditions: The Fund's performance per share will
RISKS                               change daily based on many factors, including the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market
                                    conditions. You could lose money on your investment in the
                                    Fund or the Fund could underperform other investments.

                                    Credit Risk: The Fund could lose money if the issuer of a
                                    fixed income security owned by the Fund defaults on its
                                    financial obligation.

                                    Interest Rate Risk: Changes in interest rates will affect
                                    the yield and value of the Fund's investments in debt
                                    securities.

                                    Derivatives Risk: The Fund may invest in derivative
                                    instruments (e.g., option and futures contracts) to help
                                    achieve its investment objective. The Fund may do so only
                                    for hedging purposes and not for speculation. These
                                    investments could increase the Fund's price volatility or
                                    reduce the return on your investment.

                                    Concentration Risk: Because the Fund will concentrate its
                                    investments in New York Municipal Obligations and may invest a significant portion of its assets in the securities of a single issuer or sector, the value of the Fund's assets
                                    could lose significant value due to the poor performance of a single issuer or sector.

                                    Historically, New York State and other issuers of New York
                                    Municipal Obligations have experienced periods of financial difficulty. Because a significant share of New York State's economy depends on financial and business services, any
                                    change in market conditions that adversely affects these
                                    industries could affect the ability of New York and its
                                    localities to meet its financial obligations. If such
                                    difficulties arise in the future, you could lose money on
                                    your investment.

HSBC Investor New York Tax-Free Bond Fund
Risk/Return Summary and Fund Expenses   [LOGO]


The bar chart on this page shows the HSBC Investor New York Tax-Free Bond Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.


PERFORMANCE BAR CHART AND TABLE

Year-by-Year
Total Returns
as of 12/31
for Adviser (Class Y)
Shares

1997      1998      1999      2000
9.35%     6.44%     -3.08%    10.82%


[BAR CHART]

Of course, past performance does not indicate how the Fund will perform in the future.

         Best quarter:   4Q 2000 +4.38%
         Worst quarter:  2Q 199  -2.20%

The table below compares the Fund's performance over time to that of the Lehman NY Exempt Index, an index composed of investment grade New York tax-exempt securities, all having a $50 million minimum maturity value, and the Lipper NY Municipal Bond Fund Index, an unmanaged, equally weighted index composed of the 30 largest mutual funds with a similar investment objective. The table assumes reinvestment of dividends and distributions.

  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2000)

                                          INCEPTION                              SINCE
                                            DATE              1 YEAR           INCEPTION
  ADVISER (CLASS Y) SHARES               July 1, 1996         10.82%             6.27%
  LEHMAN NY EXEMPT INDEX                                      12.01%             4.73%*
  LIPPER NY MUNICIPAL BOND FUND                               12.16%             5.86%*

* Since July 1, 1996

HSBC Investor New York Tax-Free Bond Fund
Risk/Return Summary and Fund Expenses   [LOGO]

                                            FEES AND EXPENSES

As an investor in the HSBC Investor New York Tax-Free Bond Fund, you may pay the following fees and expenses if you buy and hold Adviser (Class Y) Shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES                              ADVISER
(FEES PAID DIRECTLY FROM YOUR                                 (CLASS Y)
INVESTMENT)                                                   SHARES
Maximum sales charge (load) on purchases                         None
------------------------------------------------------------------------
Maximum deferred sales charge (load)                             None
------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                ADVISER
(EXPENSES THAT ARE DEDUCTED FROM                              (CLASS Y)
FUND ASSETS)                                                  SHARES
Management fee                                                  0.25%
------------------------------------------------------------------------
Distribution (12b-1) fee                                         None
------------------------------------------------------------------------
Other expenses                                                  0.53%
------------------------------------------------------------------------
Total Fund operating expenses                                   0.78%
------------------------------------------------------------------------
Fee waiver and/or expense reimbursement*                        0.09%
------------------------------------------------------------------------
Net operating expenses                                          0.69%

* Pursuant to an expense limitation agreement.

EXPENSE EXAMPLE

                        1      3       5      10
                      YEAR   YEARS   YEARS   YEARS
ADVISER (CLASS Y)
SHARES                 $70    $240    $424    $958


This Example is intended to help you compare the cost of investing in Adviser (Class Y) Shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   $10,000 investment

   5% annual return

   redemption at the end of each period

   no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.


14

HSBC Investor Balanced Fund
Risk/Return Summary and Fund Expenses   [LOGO]


                                      HSBC INVESTOR BALANCED FUND

INVESTMENT OBJECTIVE                  The investment objective of the Balanced Fund is to seek
                                      current income and long-term growth of capital consistent
                                      with reasonable risk.

PRINCIPAL INVESTMENT                  The Fund normally invests approximately 60% total of assets
STRATEGIES                            in stocks and other equity securities (e.g., common stock, preferred stock and convertible securities) and
                                      approximately 40% in bonds and other debt securities that
                                      are rated at least Baa by Moody's Investor Services
                                      ('Moody's') or BBB by Standard & Poors Corporation ('S&P')
                                      or securities of comparable quality. While the allocation
                                      between equity and debt securities may vary, the Fund will always invest at least 25% of its total assets in debt
                                      securities.

                                      The equity securities in which the Fund ordinarily will
                                      invest include common stocks, preferred stocks and
                                      convertible securities of large companies. For this Fund, a company having a market capitalization of $2 billion or more is considered a large company.

                                      The Adviser selects equity securities for the Fund that have attractive valuations or the potential for future earnings growth. In selecting equity securities, the Adviser uses
                                      quantitative research (e.g., analyzing analyst reports,
                                      sales growth, earnings acceleration, debt levels, and market capitalization) and fundamental research (e.g., analyzing
                                      factors such as whether a company is a leader in its market, the sector outlook, and the quality of the management) to
                                      identify stocks meetings its criteria. Fixed income
                                      securities in which the Fund may invest include U.S.
                                      Government and agency securities, corporate bonds,
                                      asset-backed securities (including mortgage-backed
                                      securities), obligations of savings and loans and U.S. and foreign banks, commercial paper and related repurchase
                                      agreements. The Adviser selects fixed income securities
                                      based on various factors, including the credit quality of
                                      the issuer, the outlook for the economy and anticipated
                                      changes in interest rates and inflation.

PRINCIPAL INVESTMENT                  Market Risk: Risk that the value of the Fund's investments
RISKS                                 will fluctuate as the stock market fluctuates and that stock prices overall may decline over short or longer-term
                                      periods.

                                      Security-Specific Risk: Risk that the issuer will be unable to achieve its earnings or growth expectations.

                                      Interest Rate Risk: Risk that changes in interest rates will affect the value of the Fund's investments in
                                      income-producing or fixed-income or debt securities. Fixed income securities with longer maturities can be more
                                      sensitive to interest rate changes. Increases in interest
                                      rates may cause the value of the Fund's investments to
                                      decline, while a fall in interest rates may cause the value of the Fund's investments to increase.

                                      Credit Risk: Risk that the issuer of a debt security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations.

                                      Prepayment Risk: With respect to mortgage-backed securities, the risk that the principal amount of the underlying
                                      mortgages will be repaid prior to the bond's maturity date.
                                      When such repayment occurs, no additional interest will be paid on the investment.

                                      PERFORMANCE BAR CHART AND TABLE

                                      Performance bar chart and table for the Fund are not shown because the Fund did not have a full calendar year of
                                      performance information.

HSBC Investor Balanced Fund
Risk/Return Summary and Fund Expenses   [LOGO]

                                             FEES AND EXPENSES

As an investor in the HSBC Investor Balanced Fund, you may pay the following fees and expenses if you buy and hold Adviser (Class Y) Shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------
                                                                 ADVISER
SHAREHOLDER TRANSACTION EXPENSES                                 (CLASS Y)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                         SHARES
--------------------------------------------------------------------------
Maximum sales charge (load) on purchases                            None
--------------------------------------------------------------------------
Maximum deferred sales charge (load)                                None
--------------------------------------------------------------------------
                                                                  ADVISER
ANNUAL FUND OPERATING EXPENSES                                   (CLASS Y)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                     SHARES
Management fee                                                     0.55%
--------------------------------------------------------------------------
Distribution (12b-1) fee                                            None
--------------------------------------------------------------------------
Other expenses                                                     0.31%
--------------------------------------------------------------------------
Total Fund operating expenses                                      0.86%
--------------------------------------------------------------------------

EXPENSE EXAMPLE

                      1         3
                     YEAR      YEAR
ADVISER (CLASS Y)
SHARES               $88       $274

This Example is intended to help you compare the cost of investing in Adviser (Class Y) Shares of the Fund with the costs of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   $10,000 investment

   5% annual return

   redemption at the end of each period

   no changes in the Fund's operating expenses

Because this example is hypothetical and for comparision only, your actual costs may be higher or lower.


16

HSBC Investor Equity Fund
Risk/Return Summary and Fund Expenses   [LOGO]


                                      HSBC INVESTOR EQUITY FUND

INVESTMENT OBJECTIVE                  The investment objective of the Equity Fund is long-term
                                      growth of capital and income without excessive fluctuations in market value.

PRINCIPAL INVESTMENT                  The Fund seeks to achieve its objective by investing at
STRATEGIES                            least 65% of its total assets in equity securities of
                                      seasoned medium and large-sized companies that are expected to show above average price appreciation. To achieve its
                                      investment objective, the Fund will pursue two styles of
                                      investing.

                                      The 'Growth' style of investing focuses on investing in
                                      financially secure firms with established operating
                                      histories that are proven leaders in their industry or
                                      market sector. Such companies may demonstrate
                                      characteristics such as participation in expanding markets, increasing unit sales volume, growth in revenues and
                                      earnings per share, and increasing return on investments.

                                      The 'Value' style of investing focuses on investing in the equity securities of U.S. companies believed to be
                                      undervalued based upon internal research and proprietary
                                      valuation systems. Investment decisions are based on
                                      fundamental research, internally developed valuations
                                      systems and seasoned judgment.

PRINCIPAL INVESTMENT                  Market Risk: The Fund's performance per share will change
RISKS                                 daily based on many factors, including national and
                                      international economic conditions and general market
                                      conditions. You could lose money on your investment in the
                                      Fund or the Fund could underperform other investments.

                                      Equity securities have greater price volatility than fixed income instruments. The value of the Fund will fluctuate as the market price of its investments increases or decreases.

                                      Issuer Risk: The value of a security may fluctuate for a
                                      variety of reasons that relate to the issuer, including, but not limited to, management performance and reduced demand
                                      for the issuer's products and services.

                                      Derivatives Risk: The Fund may invest in derivative
                                      instruments (e.g., option and futures contracts) to help
                                      achieve its investment objective. The Fund intends to do so primarily for hedging purposes. These investments could
                                      increase the Fund's price volatility or reduce the return on your investment.

HSBC Investor Equity Fund
Risk/Return Summary and Fund Expenses   [LOGO]


The bar chart on this page shows the HSBC Investor Equity Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

PERFORMANCE BAR CHART AND TABLE

Year-by-Year
Total Returns
as of 12/31
for Adviser (Class Y)
Shares

1997     1998      1999     2000
28.57%   29.59%    10.05%   -12.38%

[BAR CHART]


Of course, past performance does not indicate how the Fund will perform in the future.

          Best quarter:    4Q 1998 +23.38%
          Worst quarter:   3Q 1998 -11.52%

The table below compares the Fund's performance over time to that of the Russell 1000 Index, an unmanaged index of the 1000 largest U.S. companies (representing approximately 90% of the total market capitalization) in the Russell 3000 Index (representing approximately 98% of the U.S. equity market by capitalization), and the Lipper Large Cap Core Index, an index composed of mutual funds that have an investment objective similiar to that of the Fund. The table assumes reinvestment of dividends and distributions.

  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2000)

                                 INCEPTION                     SINCE
                                    DATE         1 YEAR      INCEPTION
  ADVISER (CLASS Y) SHARES      July 1, 1996     -12.38%       14.27%
  RUSSELL 1000 INDEX                             -7.79%        19.27%*
  LIPPER LARGE CAP CORE INDEX                    -7.37%        16.58%*


* Since July 1, 1996.

HSBC Investor Equity Fund
Risk/Return Summary and Fund Expenses   [LOGO]

                                             FEES AND EXPENSES

As an investor in the HSBC Investor Equity Fund, you may pay the following fees and expenses if you buy and hold Adviser (Class Y) Shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES                              ADVISER
(FEES PAID DIRECTLY FROM YOUR                                 (CLASS Y)
INVESTMENT)                                                   SHARES
--------------------------------------------------------------------------
Maximum sales charge (load) on purchases                         None
--------------------------------------------------------------------------
Maximum deferred sales charge (load)                             None
--------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                ADVISER
(EXPENSES THAT ARE DEDUCTED FROM                              (CLASS Y)
FUND ASSETS)                                                  SHARES
Management fee                                                  0.44%
--------------------------------------------------------------------------
Distribution (12b-1)                                             None
--------------------------------------------------------------------------
Other expenses                                                  0.24%
--------------------------------------------------------------------------
Total Fund operating expenses                                   0.68%
--------------------------------------------------------------------------

EXPENSE EXAMPLE

                                   1       3       5       10
                                  YEAR    YEARS   YEARS   YEARS
         ADVISER (CLASS Y)
         SHARES                    $69    $218    $379    $847

This Example is intended to help you compare the cost of investing in Adviser (Class Y) Shares of the Fund with the costs of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   $10,000 investment

   5% annual return

   redemption at the end of each period

   no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

HSBC Investor Growth and Income Fund
Risk/Return Summary and Fund Expenses  [LOGO]

                                      HSBC INVESTOR GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE                  The investment objective of the Growth and Income Fund is to pursue long-term growth of capital and current income.

PRINCIPAL INVESTMENT STRATEGIES       The Fund normally invests at least 65% of its total assets in common stocks, preferred stocks, and convertible
                                      securities. The Fund may invest the balance of its assets in various types of fixed income securities and in money market instruments. These fixed income securities may include U.S.
                                      Government securities, corporate bonds, asset-backed
                                      securities (including mortgage-backed securities),
                                      obligations of savings and loans and U.S. and foreign banks, commercial paper and related repurchase agreements. The
                                      Adviser selects securities for the portfolio that appear to be undervalued, some of which will be income-producing. In selecting securities, the Adviser uses quantitative and
                                      fundamental research to identify stocks meeting either or
                                      both growth and income criteria. Investments will be sold if they no longer meet the Fund's criteria for income-oriented or growth-oriented instruments.

PRINCIPAL INVESTMENT                  Market Risk: Risk that the value of the Fund's investments
RISKS                                 will fluctuate as the stock market fluctuates and that stock prices overall may decline over short or longer-term
                                      periods.

                                      Interest Rate Risk: Risk that changes in interest rates will affect the value of the Fund's investments in
                                      income-producing or fixed-income or debt securities.
                                      Increases in interest rates may cause the value of the
                                      Fund's investments to decline.

                                      Credit Risk: Risk that the issuer of a debt security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations.

                                      Prepayment Risk: With respect to mortgage-backed securities, the risk that the principal amount of the underlying
                                      mortgages' will be repaid prior to the bond's maturity date.
                                      When such repayment occurs, no additional interest will be paid on the investment.

                                      Security-Specific Risk: Risk that the issuer will be unable to achieve its earnings or growth expectations.

                                      PERFORMANCE BAR CHART AND TABLE

                                      Performance bar chart and table for the Fund are not shown because the Fund did not have a full calendar year of
                                      performance information. The Adviser's track record in
                                      managing a similar mutual fund is discussed under 'Fund
                                      Management.'

HSBC Investor Growth and Income Fund
Risk/Return Summary and Fund Expenses  [LOGO]

                                            FEES AND EXPENSES

As an investor in the HSBC Investor Growth and Income Fund, you may pay the following fees and expenses if you buy and hold Adviser (Class Y) shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

                                                               ADVISER
SHAREHOLDER TRANSACTION EXPENSES                              (CLASS Y)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                       SHARES
Maximum sales charge (load) on purchases                         None
---------------------------------------------------------------------------
Maximum deferred sales charge (load)                             None
---------------------------------------------------------------------------
                                                               ADVISER
ANNUAL FUND OPERATING EXPENSES                                (CLASS Y)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                   SHARES

Management fee                                                  0.55%
---------------------------------------------------------------------------
Distribution (12b-1) fee                                         None
---------------------------------------------------------------------------
Other expenses                                                  0.22%
---------------------------------------------------------------------------
Total Fund operating expenses                                   0.77%
---------------------------------------------------------------------------

EXPENSE EXAMPLE

                                   1      3
                                  YEAR   YEARS
ADVISER (CLASS Y) SHARES          $79    $246

This Example is intended to help you compare the cost of investing in Adviser (Class Y) Shares of the Fund with the costs of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     $10,000 investment

     5% annual return

     redemption at the end of each period

     no changes in the Fund's operating expenses

Because this example is hypothethical and for comparison only, your actual costs may be higher or lower.

HSBC Investor Mid-Cap Fund
Risk/Return Summary and Fund Expenses  [LOGO]


                                      HSBC INVESTOR MID-CAP FUND

INVESTMENT OBJECTIVE                  The investment objective of the Mid-Cap Fund is to achieve a higher rate of return than that generated by the Standard &
                                      Poor's MidCap 400 Index ('S&P MidCap 400 Index').

PRINCIPAL INVESTMENT                  The Fund seeks to achieve its objective by investing in
STRATEGIES                            common or preferred stocks and convertible securities. The
                                      Fund normally invests at least 65% of its total assets in
                                      equity securities of mid-sized companies with market
                                      capitalization falling within the range of the S&P
                                      MidCap 400 Index (currently between $102 million and $13.150 billion as of December 31, 2000) at the time of acquisition.
                                      Investments are primarily in domestic common stocks but also may include, to a limited degree, preferred stocks, and
                                      convertible securities. The Fund's Adviser selects stocks
                                      that have attractive valuation, the potential for future
                                      earnings growth and in the Adviser's opinion are likely to outperform the S&P MidCap 400 Index. In selecting securities the Adviser uses quantitative research (e.g., analyzing
                                      analyst reports, sales growth, earnings acceleration, debt levels, and market capitalization) and fundamental research
                                      (e.g., analyzing factors such as whether a company is a
                                      leader in its market, the sector outlook, and the quality of the management) to identify stocks meeting its criteria in an effort to outperform the S&P MidCap 400 Index.
                                      Investments will be sold if they no longer meet the Fund's criteria for investment.

PRINCIPAL INVESTMENT                  The principal risks of investing in the Fund are:
RISKS                                 capitalization risk; management risk; market risk; and
                                      security-specific risk.

                                      Capitalization Risk: Investments in mid-capitalization
                                      companies involve greater risk than is customarily
                                      associated with larger more established companies due to the greater business risks of small size, limited markets and
                                      financial resources, narrow product lines and frequent lack of depth of management.

                                      Management Risk: Risk that the strategy used by the Adviser may fail to produce the desired results.

                                      Market Risk: Risk that the value of the Fund's investments will fluctuate as the stock market fluctuates and that stock prices overall may decline over short or longer-term
                                      periods.

                                      Security-Specific Risk: Risk that the issuer will be unable to achieve its earnings or growth expectations.

HSBC Investor Mid-Cap Fund
Risk/Return Summary and Fund Expenses  [LOGO]


The bar chart on this page shows the HSBC Investor Mid-Cap Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

PERFORMANCE BAR CHART AND TABLE

1994     1995      1996     1997      1998      1999      2000
-3.45%    33.21%   16.89%   30.96%    9.46%    38.40%     11.13%


[BAR CHART]

Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:    4Q 1999 +27.21%
Worst quarter:   3Q 1998 -18.28%

1. The Fund commenced operations on July 1, 2000 upon the transfer to the Fund of assets held in a collective investment trust (the 'CTF') maintained by HSBC Bank USA, for which HSBC Asset Management (Americas) Inc. has provided day-to-day portfolio management. The CTF had substantially the same investment objective, policies, and limitations as the Fund. Assets from the CTF were transferred to the Fund.

   The Fund calculates its performance for periods commencing prior to July 1, 2000 by including the CTF's total return, adjusted to reflect the deduction of fees and expenses applicable to the Fund as stated in the Fee Table in this Prospectus (that is, adjusted to reflect estimated expenses, including the Fund's pro rata share of the aggregate annual operating expenses including 12b-1 fees).

   The CTF was not registered with the SEC and thus was not subject to certain investment restrictions that are imposed on the Fund. If the CTF had been registered with the SEC, its performance might have been adversely affected.

HSBC Investor Mid-Cap Fund
Risk/Return Summary and Fund Expenses  [LOGO]

The table below compares the Fund's performance(1) over time to that of the S&P MidCap 400 Index. The S&P MidCap 400 Index is a capitalization-weighted index that measures the performance of the mid-range sector of the US stock market. The table assumes reinvestment of dividends and distributions.

  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2000)


                                    INCEPTION                          SINCE
                                     DATE(2)     1 YEAR   5 YEARS    INCEPTION
  TRUST (CLASS Y) SHARES           July 1, 1993  11.13%     20.84%    18.33%
  S&P MIDCAP 400 INDEX(3)                        17.51%     20.41%    18.18%

1. The Fund commenced operations on July 1, 2000 upon the transfer to the Fund of assets held in a collective investment trust (the 'CTF') maintained by HSBC Bank USA, for which HSBC Asset Management (Americas) Inc. has provided day-to-day portfolio management. The CTF had substantially the same investment objective, policies, and limitations as the Fund. Assets from the CTF were transferred to the Fund.

   The Fund calculates its performance for periods commencing prior to July 1, 2000 by including the CTF's total return, adjusted to reflect the deduction of fees and expenses applicable to the Fund as stated in the Fee Table in this Prospectus (that is, adjusted to reflect estimated expenses, including the Fund's pro rata share of the aggregate annual operating expenses including 12b-1 fees).

   The CTF was not registered with the SEC and thus was not subject to certain investment restrictions that are imposed on the Fund. If the CTF had been registered with the SEC, its performance might have been adversely affected.

2. Prior to July 1, 1993, the collective investment trust had a different investment objective and, therefore the performance for that time period is not included.

3. The Standard & Poor's MidCap 400 Index is an unmanaged index containing stocks of 400 industrial, transportation, utility, and financial companies, regarded as generally representative of the mid-size company segment of the U.S. market. The Index reflects income and distributions, if any, but does not reflect brokerage commissions, or other expenses of investing.

HSBC Investor Mid-Cap Fund
Risk/Return Summary and Fund Expenses  [LOGO]

                                            FEES AND EXPENSES

As an investor in the HSBC Investor Mid-Cap Fund, you may pay the following fees and expenses if you buy and hold Trust (Class Y) Shares of the Fund. Shareholder Transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

---------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES                               TRUST
(FEES PAID DIRECTLY                                          (CLASS Y)
FROM YOUR INVESTMENT)                                         SHARES

Maximum sales charge (load) on purchases                         None
---------------------------------------------------------------------------
Maximum deferred sales charge (load)                             None
---------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES                                 TRUST
(EXPENSES THAT ARE DEDUCTED                                  (CLASS Y)
FROM FUND ASSETS)                                             SHARES

Management fee                                                  0.55%
---------------------------------------------------------------------------
Distribution (12b-1) fee                                         None
---------------------------------------------------------------------------
Other expenses                                                  0.35%
---------------------------------------------------------------------------
Total Fund operating expenses                                   0.90%
---------------------------------------------------------------------------

EXPENSE EXAMPLE

                       1      3       5        10
                      YEAR   YEARS   YEARS   YEARS
TRUST (CLASS Y)
SHARES                $92    $287    $498    $1,108

This Example is intended to help you compare the cost of investing in Trust (Class Y) Shares of the Fund with the costs of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   $10,000 investment

   5% annual return

   redemption at the end of each period

   no charges in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

HSBC Investor International Equity Fund
Risk/Return Summary and Fund Expenses  [LOGO]


                                    HSBC INVESTOR INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE                The investment objective of the International Equity Fund is to seek long-term growth of capital and future income
                                    through investment primarily in securities of non-U.S.
                                    issuers and securities of issuers whose principal markets
                                    are outside of the United States.

PRINCIPAL INVESTMENT                The Fund seeks to achieve its investment objective by
STRATEGIES                          investing all of its assets in the HSBC Investor
                                    International Equity Portfolio (the 'Portfolio'), which has the same investment objective as the Fund. This two-tier
                                    fund structure is commonly referred to as a 'master/feeder'
                                    structure because one fund (the International Equity Fund or
                                    'feeder fund') is investing all its assets in a second fund
                                    (the Portfolio or 'master fund'). Fund shareholders bear the expenses of both the Fund and the Portfolio, which may be
                                    greater than other structures. For reasons relating to costs or a change in investment objective, among others, the Fund could switch to another pooled investment company or decide to manage assets itself. The Fund is currently not
                                    contemplating such a move.

                                    The International Equity Portfolio will invest primarily in equity securities of companies organized and domiciled in
                                    developed nations outside the United States or for which the principal trading market is outside the United States,
                                    including Europe, Canada, Australia and the Far East.

PRINCIPAL INVESTMENT                Market Risk: The Fund's performance per share will change
RISKS                               daily based on many factors, including national and
                                    international economic conditions and general market
                                    conditions. You could lose money on your investment in the
                                    Fund or the Fund could underperform other investments.

                                    Equity securities have greater price volatility than fixed income instruments. The value of the Fund will fluctuate as the market price of its investments increases or decreases.

                                    Foreign Investment Risk: The Fund's investments in foreign securities are riskier than investments in U.S. securities.
                                    Investments in foreign securities may lose value due to
                                    unstable international political and economic conditions,
                                    fluctuations in currency exchange rates, lack of adequate
                                    company information, as well as other factors. The Fund may invest up to 20% of its total assets in emerging market
                                    securities of issuers in countries with developing
                                    economies. Emerging market securities are subject to even
                                    greater price volatility than investments in other foreign securities because there is a greater risk of political or social upheaval in emerging markets. In addition, these
                                    investments are often illiquid and difficult to value
                                    accurately.

                                    Issuer Risk: The value of a security may fluctuate for a
                                    variety of reasons that relate to the issuer, including, but not limited to, management performance and reduced demand
                                    for the issuer's products and services.

                                    Derivatives Risk: The Fund may invest in derivative
                                    instruments (e.g., option and futures contracts) to help
                                    achieve its investment objective. The Fund may do so only
                                    for hedging purposes. These investments could increase the
                                    Fund's price volatility or reduce the return on your
                                    investment.

HSBC Investor International Equity Fund
Risk/Return Summary and Fund Expenses  [LOGO]


The bar chart on this page shows the HSBC Investor International Equity Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

PERFORMANCE BAR CHART AND TABLE

Year-by-Year
Total Returns
as of 12/31
for Adviser (Class Y)
Shares

1996       1997      1998      1999      2000
15.08%     9.71%     12.43%    71.01%    -19.65%

[BAR CHART]


Of course, past performance does not
indicate how the Fund will perform in the future.

Best quarter:    4Q 1999  +30.85%
Worst quarter:   3Q 1998  -15.81%

The table below compares the Fund's performance to that of the Morgan Stanley Capital International Europe, Australia, Far East (MSCI EAFE) Index, which includes 1,600 companies in 22 countries representing the stock markets of Europe, Australia, New Zealand and the Far East, and the Lipper International Equity Fund Index, an unmanaged, equally weighted index composed of the 30 largest mutual funds with a similar investment objective. The table assumes reinvestment of dividends and distributions.

  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2000)



                                             INCEPTION                               SINCE
                                                DATE         1 YEAR      5 YEARS   INCEPTION
 ADVISER (CLASS Y) SHARES                  Jan. 9, 1995       -19.65%   14.30%     14.06%
 MSCI EAFE INDEX                                              -14.17%    7.13%      7.80%*
 LIPPER INTERNATIONAL EQUITY FUND INDEX                       -14.72%   10.20%     10.28%*

* Since January 1, 1995.

HSBC Investor International Equity Fund
Risk/Return Summary and Fund Expenses  [LOGO]


                                            FEES AND EXPENSES*

As an investor in the HSBC Investor International Equity Fund, you may pay the following fees and expenses if you buy and hold Adviser (Class Y) Shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------
                                                              ADVISER
SHAREHOLDER TRANSACTION EXPENSES                             (CLASS Y)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     SHARES
Maximum sales charge (load) on purchases                        None
---------------------------------------------------------------------------
Maximum deferred sales charge (load)                            None
---------------------------------------------------------------------------

                                                              ADVISER
ANNUAL FUND OPERATING EXPENSES                               (CLASS Y)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                  SHARES
Management fee                                                 0.69%
---------------------------------------------------------------------------
Distribution (12b-1) fee                                        None
---------------------------------------------------------------------------
Other expenses                                                 0.21%
---------------------------------------------------------------------------
Total Fund operating expenses                                  0.90%
---------------------------------------------------------------------------

 * The table reflects the combined fees of both the International Equity Fund and the International Equity Portfolio.

EXPENSE EXAMPLE*

                             1      3       5      10
                           YEAR   YEARS   YEARS   YEARS
 ADVISER (CLASS Y) SHARES   $92    $287    $498    $1,108


This Example is intended to help you compare the cost of investing in Adviser (Class Y) Shares with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   $10,000 investment

   5% annual return

   redemption at the end of each period

   no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

* The example reflects the combined fees of both the International Equity Fund and the International Equity Portfolio.

HSBC Investor Small Cap Equity Fund
Risk/Return Summary and Fund Expenses  [LOGO]


                                  HSBC INVESTOR SMALL CAP EQUITY FUND

INVESTMENT OBJECTIVE              The investment objective of the Small Cap Equity Fund is to seek long-term growth of capital by investing in equity
                                  securities of emerging small- and medium-sized companies
                                  that are expected to show earnings growth over time that is well above the growth rate of the overall economy and the
                                  rate of inflation.

PRINCIPAL INVESTMENT              The Fund seeks to achieve its investment objective by
STRATEGIES                        investing all of its assets in the HSBC Investor Small Cap
                                  Equity Portfolio (the 'Portfolio'), which has the same
                                  investment objective as the Fund. This two-tier fund
                                  structure is commonly referred to as a 'master/feeder'
                                  structure because one fund (the Small Cap Equity Fund or
                                  'feeder fund') is investing all its assets in a second fund
                                  (the Portfolio or 'master fund'). Fund shareholders bear the expenses of both the Fund and the Portfolio, which may be
                                  greater than other structures. For reasons relating to costs or a change in investment objective, among others, the Fund could switch to another pooled investment company or decide to manage assets itself. The Fund is currently not
                                  contemplating such a move.

                                  The Portfolio will invest primarily in common stocks of
                                  small- and medium-sized companies, but may also invest in
                                  bonds, notes, commercial paper, U.S. Government securities, and foreign securities. The Fund may also invest in common stocks of larger, more established companies if they are
                                  expected to show increased earnings.

PRINCIPAL INVESTMENT              Market Risk: The Fund's performance per share will change
RISKS                             daily based on many factors, including national and
                                  international economic conditions and general market
                                  conditions. You could lose money on your investment in the
                                  Fund or the Fund could underperform other investments.

                                  Equity securities have greater price volatility than fixed income instruments. The value of the Fund will fluctuate as the market price of its investments increases or decreases.

                                  Small Company Risk: Because emerging small- and medium-sized companies have fewer financial resources than larger,
                                  well-established companies, investments in the Fund are
                                  subject to greater price volatility than investments in
                                  other equity funds that invest in larger, well-established companies, particularly during periods of economic
                                  uncertainty or downturns.

                                  Foreign Investment Risk: The Fund's investments in foreign securities are riskier than its investments in U.S.
                                  securities. Investments in foreign securities may lose value due to unstable international political and economic
                                  conditions, fluctuations in currency exchange rates, lack of adequate company information, as well as other factors.

                                  Issuer Risk: The value of a security may fluctuate for a
                                  variety of reasons that relate to the issuer, including, but not limited to, management performance and reduced demand
                                  for the issuer's products and services.

                                  Derivatives Risk: The Fund may invest in derivative
                                  instruments (e.g., option and futures contracts) to help
                                  achieve its investment objective. The Fund intends to do so primarily for hedging purposes. These investments could
                                  increase the Fund's price volatility or reduce the return on your investment.

HSBC Investor Small Cap Equity Fund
Risk/Return Summary and Fund Expenses  [LOGO]



The bar chart on this page shows the HSBC Investor Small Cap Equity Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

PERFORMANCE BAR CHART AND TABLE

Year-by-Year
Total Returns
as of 12/31
For Adviser (Class Y)
Shares

1997      1998      1999      2000
22.76%    13.43%    48.20%    5.04%


[BAR CHART]

Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:   4Q 1999 +46.70%
Worst quarter:  3Q 1998 -20.10%

The table below compares the Fund's performance over time with the Russell 2000 Index, an unmanaged index of the 2000 smallest companies (representing approximately 10% of the total market capitalization) in the Russell 3000 Index (representing 98% of the U.S. equity market by capitalization), and the Lipper Small Company Fund Index, an unmanaged, equally weighted index composed of the 30 largest mutual funds with a similar investment objective. The table assumes reinvestment of dividends and distributions.

  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 2000)

                               INCEPTION                   SINCE
                                 DATE         1 YEAR     INCEPTION
  ADVISER (CLASS Y) SHARES   Sept. 3, 1996       5.04%     21.89%
  RUSSELL 2000 INDEX                            -3.02%    10.36%*
  LIPPER SMALL COMPANY FUND
  INDEX                                         -6.59%    11.12%*

 * Since September 1, 1996.

HSBC Investor Small Cap Equity Fund
Risk/Return Summary and Fund Expenses  [LOGO]


                                             FEES AND EXPENSES*

As an investor in the HSBC Investor Small Cap Equity Fund, you may pay the following fees and expenses if you buy and hold Adviser (Class Y) Shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

SHAREHOLDER TRANSACTION EXPENSES                              ADVISER
(FEES PAID DIRECTLY FROM                                      (CLASS Y)
YOUR INVESTMENT)                                              SHARES

Maximum sales charge (load) on purchases                         None
---------------------------------------------------------------------------
Maximum deferred sales charge (load)                             None
---------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES                                ADVISER
(EXPENSES THAT ARE DEDUCTED                                   (CLASS Y)
FROM FUND ASSETS)                                             SHARES

Management fee                                                  0.87%
---------------------------------------------------------------------------
Distribution (12b-1) fee                                         None
---------------------------------------------------------------------------
Other expenses                                                  0.18%
---------------------------------------------------------------------------
Total Fund operating expenses                                   1.05%
---------------------------------------------------------------------------

 * The table reflects the combined fees of both the Small Cap Equity Fund and the Small Cap Equity Portfolio.

EXPENSE EXAMPLE*

                           1      3       5        10
                          YEAR   YEARS   YEARS   YEARS
ADVISER (CLASS Y) SHARES  $107   $334    $579    $1,283

This Example is intended to help you compare the cost of investing in Adviser (Class Y) Shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   $10,000 investment

   5% annual return

   redemption at the end of each period

   no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

* The example reflects the combined fees of both the Small Cap Equity Fund and the Small Cap Equity Portfolio.

Investment Objectives, Strategies and Risks  [LOGO]


                      HSBC INVESTOR LIMITED MATURITY FUND

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Limited Maturity Fund is to realize above-average total return, consistent with reasonable risk, through investment primarily in a diversified portfolio of investment grade securities including U.S. Government securities, corporate bonds, mortgage-backed securities and other fixed income securities. The Fund seeks to achieve its investment objective by investing all of its assets in the HSBC Investor Limited Maturity Portfolio, the investment objective of which is to realize above-average total return, consistent with reasonable risk, through investment primarily in a diversified investment grade portfolio of U.S. Government securities, corporate bonds, mortgage-backed securities and other fixed income securities. The Portfolio invests primarily in investment grade fixed income securities with a stated maturity of less than 10 years.

Consistent with the investment objective of the Fund, the Portfolio:

   normally will invest at least 65% of its total assets primarily in investment grade fixed income securities, which may include U.S. Government securities, corporate debt securities and commercial paper, mortgage-backed and asset-backed securities, obligations of foreign governments or international entities, and foreign currency exchange-related securities.

   may invest more than 50% of its assets in mortgage-backed securities including mortgage pass-through securities, mortgage-backed bonds and CMOs, that carry a guarantee of timely payment.

   may continue to hold securities that have been graded below investment grade.

   may lend it securities to brokers, dealers, and other financial institutions for the purpose of realizing additional income. The Portfolio also may borrow money for temporary or emergency purposes.

   may invest in derivative instruments, including but not limited to, financial futures, foreign currency futures, foreign currency contracts, options on futures contracts, options on securities, and swaps. The Portfolio will use derivative instruments for hedging purposes.

   may engage in repurchase transactions, where the portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

   may invest in debt obligations of commercial banks and savings and loan associations. These instruments include certificates of deposit, time, deposits, and bankers' acceptances.

   may purchase and sell securities on a when-issued basis, in which a security's price and yield are fixed on the date of commitment but payment and delivery are scheduled for a future date.

   may take temporary defensive positions that are inconsistent with the Portfolio's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. This may prevent the Portfolio from achieving its investment objective.

The Adviser selects securities for the Portfolio based on various factors, including the outlook for the economy, and anticipated changes in interest rates and inflation. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

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                        HSBC INVESTOR FIXED INCOME FUND

TICKER SYMBOL:  RFXIX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Fixed Income Fund is to realize above-average total return, consistent with reasonable risk, through investment primarily in a diversified portfolio of U.S. Government securities, corporate bonds, mortgage-backed securities and other fixed income securities. The Fund seeks to achieve its investment objective by investing all of its assets in the HSBC Investor Fixed Income Portfolio, which has the same investment objective as the Fund.

Consistent with the investment objective of the Fund, the Fixed Income
Portfolio:

   will normally invest at least 65% of its total assets in fixed income securities, which may include U.S. Government securities, corporate debt securities and commercial paper, mortgage-backed and asset-backed securities, obligations of foreign governments or international entities, and foreign currency exchange-related securities.

   may invest more than 50% of its total assets in mortgage-backed securities including mortgage pass-through securities, mortgage-backed bonds and CMOs, that carry a guarantee of timely payment.

   may lend its securities to brokers, dealers, and other financial institutions for the purpose of realizing additional income. The Fund or Portfolio may also borrow money for temporary or emergency purposes.

   may invest in derivative instruments, including, but not limited to, financial futures, foreign currency futures, foreign currency contracts, options on futures contracts, options on securities, and swaps.

   may invest in high yield/high risk securities ('junk bonds') as well as floating and variable rate instruments and obligations.

   may engage in repurchase transactions, where the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

   may invest in debt obligations by commercial banks and savings and loan associations. These instruments would include certificates of deposit, time deposits, and bankers' acceptances.

   may purchase and sell securities on a when-issued basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.

The investment sub-adviser selects securities for the Portfolio based on various factors, including the outlook for the economy and anticipated changes in interest rates and inflation. The investment sub-adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.
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                   HSBC INVESTOR NEW YORK TAX-FREE BOND FUND

TICKER SYMBOL: HNYYX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the New York Tax-Free Bond Fund is to provide shareholders of the Fund with income exempt from regular federal, New York State and New York City personal income taxes. The Fund seeks to achieve its investment objective by investing its assets primarily in a non-diversified portfolio of municipal bonds, municipal notes, and other debt instruments, the interest on which is exempt from regular federal, New York State and New York City personal income taxes.

Consistent with its investment objective, the New York Tax-Free Bond Fund:

   will invest at least 80% of its net assets in tax exempt obligations, and at least 65%, if not all, of its assets in New York Municipal Obligations. To the extent that New York Municipal Obligations do not have acceptable risk- and tax-adjusted returns, the Fund may purchase Municipal Obligations issued by other states and political subdivisions, the interest income on which is exempt from regular federal income tax but is subject to New York State and New York City personal income taxes.

   may invest, as a temporary defensive measure, in short-term obligations or hold some of its assets in cash. If so, shareholders may have to pay federal and New York State and New York City personal income taxes on the interest received on these investments.

   may invest in derivative instruments, including, but not limited to, options and futures contracts on fixed income securities and indices of municipal securities.

   may invest in fixed income securities, which may include bonds, debentures, mortgage securities, notes, bills, commercial paper, and U.S. Government securities.

   may engage in repurchase transactions, where the Portfolio or Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

   may purchase and sell securities on a when-issued basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.

The investment adviser selects securities for the Portfolio based on various factors, including the credit quality of the securities, the outlook for the economy, and anticipated changes in interest rates and inflation. The investment adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

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                          HSBC INVESTOR BALANCED FUND

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Balanced Fund is current income and long-term growth of capital consistent with reasonable risk. The Fund seeks to achieve its investment objective by investing approximately 60% of the Fund's total assets in stocks and other equity securities and approximately 40% in bonds and other debt securities rated at least Baa by Moody's or BBB by S&P or of comparable quality. The Fund may vary this target allocation between equity and income securities if stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the Fund's total assets in fixed income securities.

The Fund will ordinarily invest in common stocks, preferred stocks and convertible securities of large companies. For this purpose, a company having a market capitalization of $2 billion or more is considered a large company. The Fund also may invest to a limited extent in companies that have a smaller market capitalization, and may invest in foreign securities. The Adviser selects equity securities for the Fund that have attractive valuations or the potential for future earnings growth. In selecting equity securities, the Adviser uses quantitative research (e.g., analyzing analyst reports, sales growth, earnings acceleration, debt levels, and market capitalization) and fundamental research (e.g., analyzing factors such as whether a company is a leader in its market, the sector outlook, and the quality of the management) to identify stocks meetings its criteria. The Fund's criteria for selecting equity securities include the issuer's managerial strength, competitive position, price to earnings ratio, profitability, prospects for growth, underlying asset value and relative market value. The Fund may invest in securities that appear to be undervalued because the value or potential for growth has been overlooked by many investors or because recent changes in the economy, industry or the company have not yet been reflected in the price of the securities.

The Fund's fixed income securities may include U.S. Government and agency securities, corporate bonds, asset-backed securities (including mortgage-backed securities), obligations of savings and loans and U.S. and foreign banks, commercial paper and related repurchase agreements. The Fund expects to maintain an average quality rating of the fixed income portion of its portfolio of Aa by Moody's or AA by S&P or equivalent quality. The Fund currently has no policy with respect to the average maturity of the fixed income portion of the Fund's portfolio. The Fund bases its selection of fixed income securities upon analysis of various factors, including the credit quality of the issuer, the outlook for the economy and anticipated changes in interest rates and inflation. If a security held by the Fund has its rating reduced below the Fund's quality standards or revoked, the Fund may continue to hold the security. The Adviser will, however, consider whether the Fund should continue to hold the security. These securities may be subject to greater credit risk and have greater price volatility than securities in the higher rating categories.

In response to market, economic, political, or other conditions, the Adviser may temporarily use a different investment strategy for defensive purposes. If the Adviser does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.
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                           HSBC INVESTOR EQUITY FUND

TICKER SYMBOL: REQYX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Equity Fund is long-term growth of capital and income without excessive fluctuations in market value. The Fund seeks to achieve its objective by investing at least 65% of its total assets in equity securities of seasoned medium and large-sized companies in sound financial condition that are expected to show above average price appreciation.

To achieve its investment objective, the Fund employs two investment sub-advisers, each of whom pursues a different investment strategy. The Adviser is responsible for allocating the assets between the investment sub-advisers. Although the Adviser usually divides the assets in half, it may allocate a greater portion of the assets to one of the investment sub-advisers if the Adviser believes it is in the best interests of the Fund.

The first investment sub-adviser invests its portion of the Fund's assets using a 'growth' style of investing. The second investment sub-adviser invests the remaining assets using a 'value' style of investing. Each approach relies on a careful analysis of each company considered for investment, using internal fundamental research analysis, to determine its source of earnings, competitive edge, management strength, and level of industry dominance as measured by market share.

'GROWTH' STRATEGY: This strategy focuses on investing in financially secure firms with established operating histories that are proven leaders in their industry or market sector. Such companies may demonstrate characteristics such as participation in expanding markets, increasing unit sales volume, growth in revenues and earnings per share, and increasing return on investments. The Fund's assets may be invested in companies that do not demonstrate such characteristics if such companies are expected to undergo an acceleration in growth of earnings because of special factors such as new management, new products, changes in consumer demand or basic changes in the economic environment.

'VALUE' STRATEGY: This approach seeks to attain the Fund's investment objective by investing in equity securities of U.S. companies believed to be undervalued based upon internal research and proprietary valuation systems. Investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. The research focuses on two levels of analysis: first, on understanding wealth shifts that occur within the equity market; and second, on individual company research.

Consistent with its investment objective, the HSBC Investor Equity Fund:

   may invest in a broad range of equity securities of U.S. and foreign companies, including debt securities, warrants or rights that can be converted into common stock.

   may invest in derivative instruments, including, but not limited to, futures contracts options on securities, securities indices, futures contracts, and foreign currencies.

   may invest up to 35% in bonds and other debt securities, including lower rated, high-yield bonds, commonly referred to as 'junk bonds.'

   may invest without limit in short-term debt and other high-quality, fixed income securities, including U.S. and foreign government securities, certificates of deposit and bankers' acceptances of U.S. and foreign banks, and commercial paper of U.S. or foreign issuers.

   may engage in repurchase transactions, where the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

   may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.

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                      HSBC INVESTOR GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Growth and Income Fund is long-term growth of capital and current income. The Fund seeks to achieve this objective by investing at least 65% of its total assets in common stocks, preferred stocks, and convertible securities. The Fund may invest up to 35% of its total assets in fixed income securities and money market instruments. The fixed income securities may include U.S. Government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), obligations of savings and loans and U.S. and foreign banks, commercial paper and related repurchase agreements.

The Fund's criteria for selecting equity securities are the issuer's managerial strength, competitive position, price to earnings ratio, profitability, prospects for growth, underlying asset value and relative market value. The Fund's Adviser uses quantitative and fundamental research to identify stocks meeting either or both growth and income criteria and selects securities for the portfolio that appear to be undervalued. The Fund may invest in securities that appear to be undervalued because the value or potential for growth has been overlooked by many investors or because recent changes in the economy, industry or the company have not yet been reflected in the price of the securities. In order to increase the Fund's portfolio income, the Fund may invest in securities that provide current dividends or, in the opinion of the Adviser, have a potential for dividend growth in the future. Investments will be sold if they no longer meet the Fund's criteria for income-oriented or growth-oriented instruments.

The Fund will place greater emphasis on capital appreciation as compared to income, although changes in market conditions and interest rates will cause the Fund to vary emphasis of these two elements of its investment program in order to meet its investment objective.
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                           HSBC INVESTOR MID-CAP FUND

TICKER SYMBOL: HMCTX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Mid-Cap Fund is to achieve a higher rate of return than that generated by the S&P 400. The Fund seeks to achieve its objectives by investing in common stock, preferred stocks and convertible securities. Under normal conditions the Fund will invest at least 65% of its total assets in equity securities of mid-sized companies with market capitalizations falling within the S&P 400 Index (currently between $102 million and $13.150 billion as of December 31, 2000) at the time of acquisition.

The Adviser uses quantitative and fundamental research to select stocks for the Fund's portfolios that the Adviser believes offer attractive growth opportunities and are selling at reasonable prices. The Adviser pursues this strategy by first considering fundamental factors such as book value, cash flow, earnings, and sales. The Adviser's quantitative analysis also includes in-depth analysis of a company's financial statements. Once a company passes this quantitative screening process, the Adviser utilizes a more traditional qualitative approach. This analysis considers factors such as liquidity, use of leverage, management strength, and the company's ability to execute its business plan. The Fund expects to invest primarily in securities of U.S.-based companies, but it may also invest, to a limited degree, in securities of non-U.S. companies, generally through ADRs. The Adviser will consider selling those securities which no longer meet the Fund's criteria for investing. The Fund has authority to invest up to 100% of its total assets in a variety of short-term debt securities (e.g., money market instruments, certificates of deposit, bankers acceptance, commercial paper) for temporary defensive purposes under unusual market conditions.

The Fund's criteria for selecting equity securities are the issuer's managerial strength (e.g., the quality and experience of management), competitive position, price to earnings ratio, profitability, prospects for growth, underlying asset value and relative market value (e.g., relative to market and historical levels). The Fund's Adviser uses quantitative and fundamental research to identify stocks meeting either or both growth and income criteria and selects securities for the portfolio that appear to be undervalued. The Fund may invest in securities that appear to be undervalued because the value or potential for growth has been overlooked by many investors or because recent changes in the economy, industry or the company have not yet been reflected in the price of the securities. In order to increase the Fund's portfolio income, the Fund may invest in securities that provide current dividends or, in the opinion of the Adviser, have a potential for dividend growth in the future. Investments will be sold if they no longer meet the Fund's criteria for investment.

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                    HSBC INVESTOR INTERNATIONAL EQUITY FUND

TICKER SYMBOL: RINEX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the International Equity Fund is to seek long-term growth of capital and future income through investment primarily in securities of non-U.S. issuers and securities whose principal markets are outside of the United States. The Fund seeks to achieve its investment objective by investing all of its assets in the International Equity Portfolio, which has the same investment objective as the Fund. The principal investments of the International Equity Portfolio will be in equity securities of companies organized and domiciled in developed nations outside the United States or for which the principal trading market is outside the United States, including Europe, Canada, Australia and the Far East.

Consistent with the investment objective of the Fund, the International Equity
Portfolio:

   will normally invest at least 80% of its total assets in equity securities of foreign corporations, consisting of common stocks, and other securities with equity characteristics, including preferred stock, warrants, rights, securities convertible into common stock, trust certificates, limited partnership interests and equity participations.

   may invest up to 20% of its total assets in equity securities of companies in emerging markets.

   intends to have at least three different countries represented in its portfolio and intends to invest primarily in companies with large market capitalizations.

   may, under exceptional circumstances, temporarily invest part or all of its assets in fixed income securities denominated in foreign currencies, domestic or foreign government securities, and nonconvertible preferred stock, or hold its assets in cash or cash equivalents.

   may invest in derivative instruments, including, but not limited to, foreign currency futures contracts and options on foreign currencies and foreign currency futures.

   may engage in repurchase transactions, where the Portfolio or Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

   may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.

   may purchase and sell securities on a 'when-issued' basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.

The investment sub-adviser's approach to investing relies on extensive field research and direct company contact. It is a fundamental value-oriented approach that attempts to identify the difference between the underlying value of a company and the price of its security in the market.
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                      HSBC INVESTOR SMALL CAP EQUITY FUND

TICKER SYMBOL:  RESCX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Small Cap Equity Fund is to seek long-term growth of capital by investing in equity securities of small- and medium-sized companies that are early in their life cycle, but which may have potential to become major enterprises. These companies would be expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and would have the products, management and market opportunities that are usually necessary to become more widely recognized. The Fund seeks to achieve its investment objective by investing all of its assets in the HSBC Investor Small Cap Equity Portfolio, which has the same investment objective as the Fund.

Consistent with the investment objective of the Fund, the Small Cap Equity
Portfolio:

   will invest at least 80% of its total assets in equity securities, of which at least 65% will be equity securities issued by small cap companies. Small cap companies generally are those companies which have small (under $1 billion) market capitalizations and have gross revenues ranging from $10 million to $1 billion.

   may invest in more established companies whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand or basic changes in the economic environment.

   may invest up to 20% of its total assets in foreign securities.

   will invest primarily in common stocks, but may, to a limited extent, seek appreciation in other types of securities when relative values and market conditions make such purchases appear attractive.

   may invest part or all of its assets in cash (including foreign currency) or short-term obligations during times of international, political or economic uncertainty or turmoil, or in order to meet anticipated redemption requests. These investments may include certificates of deposit, commercial paper, short-term notes and U.S. Government securities.

   may invest in derivative instruments, including, but not limited to, financial and foreign currency futures contracts as well as options on securities, foreign currencies, and foreign currency futures.

   may invest in fixed income securities, which may include bonds, debentures, mortgage securities, notes, bills, commercial paper, and U.S. Government securities.

   may engage in repurchase transactions, where the Portfolio or Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

   may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.

The investment sub-adviser uses a bottom-up, as opposed to a top-down, investment style in managing the Fund. Securities are selected based upon fundamental analysis of a company's cash flow, industry position, potential for high profit margins, and strength of management, as well as other factors.

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GENERAL RISK FACTORS: ALL FUNDS

An investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested. The Funds' performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in each Fund's investment portfolio, national and international economic conditions and general market conditions.

Generally, the Funds and their corresponding portfolios, will be subject to the following risks:

  Market Risk. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap or mid-cap stocks, and 'growth' stocks can react differently from 'value' stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

  Fixed Income Securities: The value of investments in fixed income securities will fluctuate as interest rates decrease or increase. In addition, these securities may accrue income that is distributable to shareholders even though the income may not yet have been paid to a Fund or Portfolio. If so, a Fund or Portfolio may need to liquidate some of its holdings and forego the purchase of additional income-producing assets.

  Credit Risks: The Funds could lose money if the issuer of a fixed income security owned by a Fund or Portfolio is unable to meet its financial obligations.

  Derivatives: The Funds may invest in various types of derivative securities. Generally, a derivative is a financial arrangement the value of which is based on (or 'derived' from) a traditional security, asset, or market index. Derivative securities include, but are not limited to, options and futures transactions, forward foreign currency exchange contracts, swaps, mortgage- and asset-backed securities, and 'when-issued' securities. There are, in fact, many different types of derivative securities and many different ways to use them.

  The use of derivative securities is a highly specialized activity and there can be no guarantee that their use will increase the return of the Funds or protect their assets from declining in value. In fact, investments in derivative securities may actually lower a Fund's return if such investments are timed incorrectly or are executed under adverse market conditions. In addition, the lack of a liquid market for derivative securities may prevent the Fund from selling unfavorable positions, which could result in adverse consequences.

  Each Fund may invest in different kinds of derivative securities. The Statements of Additional Information contain detailed descriptions of the derivative securities in which each Fund may invest and a discussion of the risks associated with each security. To request a Statement of Additional Information, please refer to the back cover of this Prospectus.

  Repurchase Agreements: The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Portfolio or Fund may incur a loss upon disposition of the securities. There is also the risk that the seller of the agreement may become insolvent and subject to liquidation.

  Illiquid Securities: The Funds may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sale. A Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund.

  Portfolio Turnover. The Funds are actively managed and, in some cases the Funds' portfolio turnover, may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Funds and their shareholders and may result in a lower net asset value. High portfolio turnover (over 100%) also may result in the realization of substantial net short-term capital gains, which when distributed are taxable to shareholders. The trading costs and tax affects associated with turnover may adversely affect the Funds' performance.
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  Temporary Defensive Positions.  In order to meet liquidity needs or for temporary defensive purposes, the Funds may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which, in the Adviser's opinion, are more conservative than the types of securities that the Funds typically invests in. To the extent the Funds are engaged in temporary or defensive investments, the Funds will not be pursuing their investment objective.

  Returns Are Not Guaranteed: An investment in the Funds is neither insured nor guaranteed by the U.S. Government. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by HSBC or any other bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

SPECIFIC RISK FACTORS: FOREIGN AND HIGH YIELD/HIGH RISK SECURITIES
(EQUITY FUND, BALANCED FUND, FIXED INCOME FUND, INTERNATIONAL EQUITY FUND, SMALL CAP EQUITY FUND, LIMITED MATURITY FUND, GROWTH AND INCOME FUND, MID-CAP
FUND)

Foreign securities involve investment risks different from those associated with domestic securities. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange rates, withholding taxes, and a lack of adequate company information, liquidity, and government regulation.

Investments in foreign emerging markets present greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, a number of emerging markets restrict foreign investment in stocks. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Moreover, many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.

High yield/high risk securities ('junk bonds') may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. If the issuer of high yield/high risk securities defaults, the Fund or Portfolio may incur additional expenses to seek recovery. High yield/high risk securities may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely effect and cause large fluctuations in the daily net asset value of the Funds.

SPECIFIC RISK FACTORS: 'WHEN-ISSUED' SECURITIES
(NEW YORK TAX-FREE BOND FUND, FIXED INCOME FUND, INTERNATIONAL EQUITY FUND, LIMITED MATURITY FUND, BALANCED FUND, GROWTH AND INCOME FUND, MID-CAP FUND)

The price and yield of securities purchased on a 'when-issued' basis is fixed on the date of the commitment but payment and delivery are scheduled for a future date. Consequently, these securities present a risk of loss if the other party to a 'when-issued' transaction fails to deliver or pay for the security. In addition, purchasing securities on a 'when-issued' basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a result, the 'when-issued' security may have a lesser (or greater) value at the time of settlement than the Fund's payment obligation with respect to that security.

SPECIFIC RISK FACTORS: MORTGAGE-BACKED SECURITIES AND SWAPS
(FIXED INCOME FUND, LIMITED MATURITY FUND, BALANCED FUND, GROWTH AND INCOME FUND, MID-CAP FUND)

Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. Mortgage- and asset-backed securities are subject to prepayment, extension, market, and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Conversely, an extension risk is present during periods of rising interest rates, when a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities. Market risk reflects the risk that the price of the security may fluctuate over time as a result

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of changing interest rates or the lack of liquidity. Credit risk reflects the risk that the Fund or Portfolio may not receive all or part of its principal because the issuer has defaulted on its obligations.

A swap is an agreement to change the return generated by one instrument for the return generated by another instrument. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the other party to the swap defaults, the Fund or Portfolio may lose interest payments that it is contractually entitled to receive and may, in some cases, lose the entire principal value of the investment security.

SPECIFIC RISK FACTORS: CONCENTRATION
(NEW YORK TAX-FREE BOND FUND)

Because the Fund will concentrate its investments in New York and may concentrate a significant portion of its assets in the securities of a single issuer or sector, investment in this Fund may pose investment risks greater than those posed by a more broadly diversified portfolio. Consequently, unlike a more diversified portfolio, the value of the Fund's assets could lose significant value due to the poor performance of a single issuer or sector.

The Fund may also be subject to credit risks. Historically, New York State and other issuers of New York Municipal Obligations have experienced periods of financial difficulty. Because a significant share of New York State's economy depends on financial and business services, any change in market conditions that adversely affect these industries could affect the ability of New York and its localities to meet its financial obligations. The financial stability of New York State is closely related to the financial stability of its localities, particularly New York City, which has required and continues to require significant financial assistance from New York. To the extent that New York City and other New York localities require the State's assistance, the ability of the State to meet its own obligations as they come due or to obtain additional financing could be adversely affected. If this occurs, you could lose money on your investment.

SPECIFIC RISK FACTORS: SECURITY SPECIFIC RISK
(BALANCED FUND)

Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes. Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.

SPECIFIC RISK FACTORS: CAPITALIZATION RISK
(MID-CAP FUND)

Capitalization risk is the risk customarily associated with investments in smaller capitalization companies due to limited markets and financial resources, narrow product lines and frequent lack of depth of management. Stocks of smaller companies may trade infrequently or in lower volumes, making it difficult for the Fund to sell its shares at the desired price. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, the Fund's net asset value may be subject to rapid and substantial changes.

SPECIFIC RISK FACTORS: EXPOSURE TO TECHNOLOGY-RELATED RISK
(MID-CAP FUND)

The mid-cap sector of the stock market includes a significant number of companies the securities of which may be characterized as technology or technology-related investments. While the Fund does not as matter of investment strategy seek to invest disproportionately in such securities, the value of the Fund's investments may be impacted by developments affecting technology and technology-related stocks generally.
                                                                              43

Fund Management   [LOGO]


                             THE INVESTMENT ADVISER

HSBC Asset Management (Americas) Inc. (the 'Adviser'), 452 Fifth Avenue, New York, New York 10018, is the investment adviser for the Funds, pursuant to Investment Advisory contracts with HSBC Investor Funds (the 'Trust') and HSBC Investor Portfolios. The Adviser is a wholly-owned subsidiary of HSBC Bank USA, a New York State chartered bank, which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company, (collectively 'HSBC'). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of December 31, 2000, HSBC managed more than $83 billion in assets, including $4.6 billion in the HSBC Investor Family of Funds.

The following companies serve as investment sub-advisers of their respective Funds and Portfolios. The investment sub-advisers make the day-to-day investment decisions and continuously review, supervise and administer investment programs.

The Equity Fund: Alliance Capital Management L.P. ('Alliance'), 1345 Avenue of the Americas, New York, New York 10105, and Institutional Capital Corporation ('ICAP'), 225 West Wacker Drive, Chicago, Illinois 60606, both serve as investment advisers to the Equity Fund. Alliance pursues a 'growth' style of investing, while ICAP pursues a 'value' style of investing. The Adviser is responsible for allocating the Fund's assets between Alliance and ICAP for purposes of investment.

Alliance is a leading global investment adviser supervising client accounts with assets totaling $454 billion as of December 31, 2000. Alliance's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds.

ICAP is an employee-owned investment management firm established in 1970 and is dedicated to the management of value-oriented equity products. As of December 31, 2000, ICAP had approximately $14.7 billion in assets under management.

The Fixed Income Fund (Fixed Income Portfolio): Miller Anderson & Sherrard ('MAS'), One Tower Bridge, West Conshohocken, Pennsylvania 19428, is a Pennsylvania limited partnership founded in 1969. MAS is wholly-owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co., and is a division of Morgan Stanley Dean Witter Investment Management. MAS provides investment services to employee benefit plans, endowment funds, foundations and other institutional investors. As of December 31, 2000, MAS had approximately
$78.2 billion in assets under management.

The International Equity Fund (International Equity Portfolio): Capital Guardian Trust Company ('CGTC'), which was founded in 1968, is a wholly owned subsidiary of The Capital Group Companies, Inc., both of which are located at 333 South Hope Street, Los Angeles, California. As of December 31, 2000, CGTC managed $121.7 billion of assets primarily for large institutional clients.

The Small Cap Equity Fund (Small Cap Equity Portfolio): MFS Institutional Advisers, Inc. ('MFSI'), together with its parent company Massachusetts Financial Services Company ('MFS'), is America's oldest mutual fund organization. MFSI has its principal office at 500 Boylston Street, Boston, MA 02116. As of December 31, 2000, the MFS organization had approximately $147.7 billion in assets under management on behalf of over two million investor accounts. As of that date, the MFS organization managed approximately $123.8 billion of assets invested in equity securities and approximately $23.6 billion of assets invested in fixed income securities.

Fund Management   [LOGO]


                             THE INVESTMENT ADVISER
                                   CONTINUED

For these advisory and management services, the Funds paid a management fee as follows:

                                                 PERCENTAGE OF
                                              AVERAGE NET ASSETS
                                                AS OF 10/31/00*
                                         ----------------------------
 Limited Maturity Fund                               0.40%
                                         ----------------------------
 Fixed Income Fund                                   0.40%
                                         ----------------------------
 New York Tax-Free Bond Fund                         0.25%
                                         ----------------------------
 Balanced Fund                                       0.55%
                                         ----------------------------
 Equity Fund                                         0.44%
                                         ----------------------------
 Growth and Income Fund                              0.55%
                                         ----------------------------
 Mid-Cap Fund                                        0.55%
                                         ----------------------------
 International Equity Fund                           0.69%
                                         ----------------------------
 Small Cap Equity Fund                               0.87%
---------------------------------------------------------------------

* HSBC waived a portion of its contractual fees with the New York Tax-Free Bond Fund, International Equity Fund and Small Cap Equity Fund for the most recent fiscal year. Actual fees paid on behalf of the Funds and Portfolios during the previous fiscal year may be higher than the current contractual fees due to breakpoints in the investment adviser's fee, which are based on the value of the assets in a Fund or Portfolio. The Limited Maturity Fund, Balanced Fund, and Growth and Income Fund have not operated for a full fiscal year. The advisory fees stated above are based on the value of the assets in a Fund or Portfolio.

Fund Management   [LOGO]


                               PORTFOLIO MANAGERS

THE NEW YORK TAX-FREE BOND FUND:

     Peter J. Loftus, Senior Portfolio Manager with HSBC since 1997, is primarily responsible for the day-to-day management of the New York Tax-Free Bond Fund's portfolio. Prior to joining HSBC, Mr. Loftus was a Senior Vice President at Dillon, Read & Co. from August, 1992 through August, 1997, where he managed tax-exempt trading and hedging for the firm. He also spent seven years (1984-1991) at Paine Webber as a Vice President involved in the trading and distribution of tax-exempt securities.

THE EQUITY FUND:

     John L. Blundin, Executive Vice President and Portfolio Manager and Disciplined Growth Team Leader, and Christopher Toub, a Senior Vice President, Equity Portfolio Manager and Director of Global Equity Research, have primary portfolio management responsibility for the Equity Fund's assets allocated to Alliance. In all, Mr. Blundin has 35 years of investment experience. For 27 years, including the last five years, Mr. Blundin has served as a portfolio manager at Alliance. Mr. Toub has 18 years of investment experience, including the last five years of experience as a portfolio manager at Alliance.

     Robert H. Lyon heads a team of six senior portfolio managers that are responsible for the Equity Fund's assets allocated to ICAP. Mr. Lyon joined ICAP in 1976. Prior to that time, Mr. Lyon worked at the First National Bank of Chicago in the area of strategy and economics.

THE MID-CAP FUND:

     Mr. Thomas D'Auria, CFA, Portfolio Manager, is responsible for the day-to-day management of the Mid-Cap Fund. Prior to joining HSBC in late 1997, Mr. D'Auria worked as Vice President and Senior Fund Analyst at Merrill Lynch Asset Management for four years. The U.S. Equity team consists of 12 analysts, managers and dealers who provide investment support for the fund.

THE GROWTH AND INCOME FUND:

     Mr. Fredric Lutcher III, CFA, Chief Investment Officer, U.S. Equities, is responsible for the day-to-day management of the Fund. Prior to joining the Adviser in 1997, Mr. Lutcher worked as Vice President and Senior Mutual Fund Portfolio Manager at Merrill Lynch Asset Management for nine years, where he managed equity portfolios.

SIMILAR FUND PERFORMANCE

The following table provides information concerning the historical total return performance of the Class A Shares of the HSBC Growth and Income Fund (the 'Similar Fund'), a series of the HSBC Mutual Funds Trust. The Similar Fund's investment objectives, policies and strategies are substantially similar to those of the Fund and is currently managed by the same portfolio manager. While the investment objectives, policies and risks of the Similar Fund and the Fund are similar, they are not identical, and the performance of the Similar Fund and the Fund will vary. The data is provided to illustrate the past performance of the Adviser in managing a substantially similar investment portfolio and does not represent the past performance of the Fund or the future performance of the Fund or its portfolio manager. Consequently, potential investors should not consider this performance data as an indication of the future performance of the Fund or of its portfolio manager.

The Similar Fund's performance data shown below is calculated in accordance with standards prescribed by the Securities and Exchange Commission for the calculation of average annual total return information. The investment results of the Similar Fund presented below are unaudited and are not intended to predict or suggest results that might be experienced by the Similar Fund or the Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities. The performance data for the benchmark index identified below does not reflect the fees or expenses of the Similar Fund or the Fund.

Fund Management   [LOGO]


                               PORTFOLIO MANAGERS
                                   CONTINUED

Average Annual Total Return for the similar fund and for its Benchmark Index for periods ended December 31, 2000

                                                    INCEPTION                                         SINCE
 SIMILAR FUND/BENCHMARK                               DATE         1 YEAR      5 YEARS   10 YEARS   INCEPTION
                                                 -------------------------------------------------------------
 HSBC GROWTH AND INCOME FUND (CLASS A)
 WITHOUT SALES CHARGE                              June 23, 1986     -10.52%   15.12%     15.23%     13.00%
                                                 -------------------------------------------------------------
 HSBC GROWTH AND INCOME FUND (CLASS A)
 WITH SALES CHARGE(1)                                                -15.02%   13.94%     14.64%     12.60%
                                                 -------------------------------------------------------------
 S&P 500'r' INDEX*                                                   -9.10%    18.33%     17.44%     15.10%
--------------------------------------------------------------------------------------------------------------

(1) Reflects the maximum sale charges of 5.0%.

* The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects income and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

THE BALANCED FUND:

     Mr. Fredric Lutcher III, CFA, Chief Investment Officer, U.S. Equities, is responsible for the day-to-day management of the Fund. Prior to joining the Adviser in 1997, Mr. Lutcher worked as Vice President and Senior Mutual Fund Portfolio Manager at Merrill Lynch Asset Management for nine years, where he managed equity portfolios.

     Mr. Edward Merkle is responsible for the day-to-day management of the fixed income portion of the Fund. Mr. Merkle joined HSBC in 1984 and is responsible for managing institutional and retail fixed income portfolios.

THE FIXED INCOME FUND (FIXED INCOME PORTFOLIO):

     The Portfolio Manager for the Fixed Income Portfolio is Kenneth B. Dunn. Mr. Dunn has been a Partner at MAS since prior to 1991. He has served as the Portfolio Manager of the MAS Fixed Income and MAS Domestic Fixed Income Portfolios since 1987; the MAS Fixed Income II Portfolio since 1990; the MAS Mortgage-Backed Securities and Special Purpose Fixed Income Portfolios, since 1992; and the MAS Municipal and PA Municipal Portfolios, since 1994.

THE INTERNATIONAL EQUITY FUND (INTERNATIONAL EQUITY PORTFOLIO):

The following persons are primarily responsible for portfolio management of the International Equity Portfolio:

     David Fisher, Chairman of CGTC, has had 34 years experience as an investment professional (30 years with CGTC or its affiliates).

     Harmut Giesecke, Senior Vice President and Director of Capital International, Inc., has had 28 years experience as an investment professional (27 years with CGTC or its affiliates).

     Nancy Kyle, Senior Vice President of CGTC, has had 26 years experience as an investment professional (9 years with CGTC or its affiliates). From 1980 to 1990, Ms. Kyle was managing director of J. P. Morgan Investment Management, Inc.

     Robert Ronus, President of CGTC, has had 31 years experience as an investment professional (27 years with CGTC or its affiliates).

     Nilly Sikorsky, Director of The Capital Group Companies, Inc., has had 37 years experience as an investment professional, all of which was with CGTC or its affiliates.

Fund Management   [LOGO]


                               PORTFOLIO MANAGERS
                                   CONTINUED

SMALL CAP EQUITY FUND (SMALL CAP EQUITY PORTFOLIO):

     The portfolio manager of the Small Cap Equity Portfolio is Brian Stack, Senior Vice President of MFSI. Mr. Stack has been employed by MFSI since 1993.

LIMITED MATURITY FUND (LIMITED MATURITY PORTFOLIO):

     Mr. Edward Merkle is responsible for the day-to-day management of the Fund's portfolio. Mr. Merkle joined the Adviser in 1984 and is responsible for managing institutional and retail fixed income portfolios.

THE DISTRIBUTOR AND ADMINISTRATOR

BISYS Fund Services ('BISYS'), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' administrator (the 'Administrator'). Management and administrative services of BISYS include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services.

BISYS also serves as the distributor (the 'Distributor') of the Funds' shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

The Statements of Additional Information have more detailed information about the Investment Adviser, Distributor and Administrator, and other service providers.

THE TWO-TIER FUND STRUCTURE

The Fixed Income Fund, the International Equity Fund, the Small Cap Equity Fund and the Limited Maturity Fund seek to achieve their investment objectives by investing all of each Fund's assets in the HSBC Investor Fixed Income Portfolio, HSBC Investor International Equity Portfolio, HSBC Investor Small Cap Equity Portfolio and the HSBC Investor Limited Maturity Portfolio, respectively, series of a separate open-end investment company each having the same investment objectives as their respective Funds. This is referred to as a 'master/feeder' arrangement because one fund (the 'feeder' fund) 'feeds' its assets into another fund (the 'master fund'). The two-tier investment fund structure has been developed relatively recently, so shareholders should carefully consider this investment approach. For example, other mutual funds and institutional investors may invest in the Portfolios on the same terms and conditions as the Funds (although they may have different sales commissions and other operating expenses that may generate different returns). As with traditionally structured funds which have large investors, the actions of these mutual funds and institutional investors (or other large investors) may have a material effect on smaller investors in the Fund. For example, if a large investor withdraws from a portfolio (a 'master fund'), operating expenses may increase, thereby producing lower returns for investors in the Funds ('feeder funds'). Additionally, the portfolio may become less diverse, resulting in increased portfolio operating expenses.

Except as permitted, whenever a Fund is requested to vote on a matter pertaining to its corresponding Portfolio, the Fund will hold a meeting of its shareholders. At the meeting of investors in the Portfolio, the Fund will cast all of its votes in the same proportion as the votes of the Fund's shareholders.

The investment objectives of the Funds and the Portfolios may be changed without approval of the shareholders. A Fund may withdraw its investment in its corresponding Portfolio as a result of certain changes in the Portfolio's investment objective, policies or restrictions or if it is in the best interests of the Fund to do so.

Shareholder Information   [LOGO]


                        PRICING OF FUND SHARES

------------------------

HOW NAV IS CALCULATED

The NAV is calculated by dividing the total value of a Fund's investments and other assets attributable to a class of shares, less any liabilities, by the number of outstanding shares of that class:

                                     NAV =
                          Total Assets  -  Liabilities
                          ----------------------------
                                Number of Shares
                                  Outstanding

                          ----------------------------

The value of assets in a Fund's portfolio or held by a Portfolio is determined on the basis of their market or other fair value.

THE INCOME AND EQUITY FUNDS

The net asset value per share (NAV) is determined once each day at the close of regular trading on the New York Stock Exchange, normally at 4 p.m. Eastern time on days the Exchange is open.

The New York Stock Exchange is open every weekday except for the days on which national holidays are observed. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 PURCHASING AND ADDING TO YOUR SHARES

 You may purchase Funds through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.
-------------------------------------------------------------------------------

Shareholder Information   [LOGO]


                        PURCHASING AND ADDING TO YOUR SHARES

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

                                MINIMUM
                                INITIAL     MINIMUM
        ACCOUNT TYPE           INVESTMENT   SUBSEQUENT
        ADVISER (CLASS Y)
        SHARES*
        Regular
        (non-retirement)       $1,000,000      $N/A
        * HSBC clients that
        maintain an
        investement
        management account
        are not subject to
        the minimun initial
        investment
        requirements.

-------------------------------------------------------------------------------

AVOID 31% TAX WITHHOLDING

The Funds are required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather it is a way in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
-------------------------------------------------------------------------------

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY REGULAR MAIL OR BY OVERNIGHT SERVICE

Initial Investment:

If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1. Carefully read, complete, and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check, bank draft or money order payable to 'HSBC Investor Funds' and include the name of the appropriate Fund(s) on the check.

3. Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Subsequent:

1. Use the investment slip attached to your account statement.

   Or, if unavailable,

2. Include the following information in writing:
   Fund name
   Share class
   Amount invested
   Account name
   Account number

3. Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

   -------------------------------------
   ELECTRONIC VS. WIRE TRANSFER
   Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

Shareholder Information   [LOGO]


                       PURCHASING AND ADDING TO YOUR SHARES
                       CONTINUED

ELECTRONIC PURCHASES

Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

Establish electronic purchase option on your account application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

BY WIRE TRANSFER

For information on how to request a wire transfer, call 1-800-782-8183.

AUTOMATIC INVESTMENT PLAN

You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

   Your bank name, address and account number

   The amount you wish to invest automatically (minimum $25)

   How often you want to invest (every month, 4 times a year, twice a year or once a year)

   Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

DIRECTED DIVIDEND OPTION
By selecting the appropriate box in
the Account Application, you can
elect to receive your distributions
in cash (check) or have
distributions (capital gains and
dividends) reinvested in another
HSBC Investor Fund without a sales
charge. You must maintain the
minimum balance in each Fund into
which you plan to reinvest dividends
or the reinvestment will be
suspended and your dividends paid to
you. The Fund may modify or
terminate this reinvestment option
without notice. You can change or
terminate your participation in the
reinvestment option at any time by
calling 1-800-782-8183.
-------------------------------------------

-------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which may be taxable.
-------------------------------------------------------------------------------

Shareholder Information   [LOGO]

                        SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on 'Selling Your Shares'.

-------------------------------------------------
WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
As a mutual fund shareholder, you are technically
selling shares when you request a withdrawal in
cash. This is also known as redeeming shares or a
redemption of shares.
-------------------------------------------------

INSTRUCTIONS FOR SELLING SHARES

If selling your shares through you financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

BY TELEPHONE

(unless you have declined telephone sales privileges)

    1. Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See 'Selling Your
       Shares -- Verifying Telephone Redemptions')

BY MAIL OR OVERNIGHT SERVICE

(See 'Selling Your Shares -- Redemptions in Writing Required')

    1. Call 1-800-782-8183 to request redemption forms or write a letter of instruction indicating:

         your Fund and account number
         amount you wish to redeem
         address where your check should be sent
         account owner signature

    2. Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

WIRE TRANSFER

You must indicate this option on your account application.

Call 1-800-782-8183 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

The Fund may charge a wire transfer fee.

Note: Your financial institution may also charge a separate fee.

ELECTRONIC REDEMPTIONS

Call 1-800-782-8183 to request an electronic redemption. Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days. Your bank may charge for this service.

Shareholder Information   [LOGO]

                       SELLING YOUR SHARES
                       CONTINUED

SYSTEMATIC WITHDRAWAL PLAN

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

      Make sure you have checked the appropriate box on the Account Application, or call 1-800-782-8183.

      Include a voided personal check.

      Your account must have a value of $10,000 or more to start withdrawals.

      If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

1. Redemptions from Individual Retirement Accounts ('IRAs').

2. Redemption requests requiring a signature guarantee, which include any of the following:

     Your account address has changed within the last 10 business days;

     The check is not being mailed to the address on your account;

     The check is not being made payable to the owner of the account;

     The redemption proceeds are being transferred to another Fund account with a different registration; or

     The redemption proceeds are being wired to bank instructions currently not on your account.

You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

VERIFYING TELEPHONE REDEMPTIONS

The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check.

Shareholder Information   [LOGO]


                       SELLING YOUR SHARES
                       CONTINUED

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

CLOSING OF SMALL ACCOUNTS

If your account falls below $50 due to redemptions, the Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash, if distribution checks (1) are returned and marked as 'undeliverable' or
(2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

DISTRIBUTION ARRANGEMENTS/SALES CHARGES

There is no sales charge on purchases of Adviser (Class Y) Shares. In addition, there are no 12b-1 distribution fees paid from the Funds for Adviser (Class Y) Class Shares.




54

Shareholder Information   [LOGO]


                        EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of the same class of another HSBC Investor Fund, usually without paying additional sales charges (see 'Notes on Exchanges'). No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by sending a written request to HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

   Your name and telephone number

   The exact name on your account and account number

   Taxpayer identification number (usually your social security number)

   Dollar value or number of shares to be exchanged

   The name of the Fund from which the exchange is to be made

   The name of the Fund into which the exchange is being made.

See 'Selling Your Shares' for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, excessive exchange activity may be limited.

NOTES ON EXCHANGES

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

Shareholder Information   [LOGO]


                        DIVIDENDS, DISTRIBUTIONS AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Please see each Fund's Statement of Additional Information for more information. Because everyone's tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

   A Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

   Any income a Fund receives in the form of interest and dividends is paid out, less expenses, to its shareholders.

   Dividends on all Income Funds are paid monthly. Dividends for the Equity Fund are paid quarterly. Dividends for the Growth and Income Fund, Balanced Fund and the Small Cap Equity Fund are paid semi-annually. Dividends for the International Equity Fund and the Mid-Cap Fund are paid annually. Capital gains for all Funds are distributed at least annually. Unless a shareholder elects to receive dividends in cash, dividends will be automatically invested in additional shares of the Fund.

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   Dividends are generally taxable as ordinary income; however, distributions of tax-exempt interest income by the New York Tax-Free Bond Fund are expected to be exempt from the regular federal income tax.

   If a Fund designates a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than 12 months), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

   Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year. If a Fund declares a dividend in October, November or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

   There may be tax consequences to you if you dispose of your shares in a Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

   You will be notified in January each year about the federal tax status of distributions made by the Funds. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

   Foreign shareholders may be subject to special withholding requirements.

   If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

   There is a penalty on certain pre-retirement distributions from retirement accounts.

Financial Highlights   [LOGO]


The financial highlights tables are intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions for the indicated periods). This information has been derived from information audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                   HSBC INVESTOR FIXED INCOME FUND

ADVISER (CLASS Y) SHARES

                                                            FOR THE YEARS ENDED OCTOBER 31,
                                                      ---------------------------------------------
                                                       2000        1999     1998     1997     1996
NET ASSET VALUE, BEGINNING OF PERIOD                  $10.01      $10.81   $10.92   $10.67   $10.96
---------------------------------------------------------------------------------------------------
Investment activities:
 Net investment income                                  0.69        0.62     0.65     0.59     0.59
 Net realized and unrealized gains/(losses) from
   investments and futures transactions               (0.02)      (0.51)     0.02     0.31     0.08
---------------------------------------------------------------------------------------------------
 Total from investment activities                       0.67        0.11     0.67     0.90     0.67
---------------------------------------------------------------------------------------------------
DIVIDENDS:
 Net investment income                                (0.69)      (0.62)   (0.65)   (0.64)   (0.59)
 Net realized gains from investments and futures
   transactions                                           --      (0.28)   (0.13)   (0.01)   (0.37)
 In excess of net realized gains from investments
   and futures transactions                               --      (0.01)       --       --       --
---------------------------------------------------------------------------------------------------
 Total dividends                                      (0.69)      (0.91)   (0.78)   (0.65)   (0.96)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $ 9.99      $10.01   $10.81   $10.92   $10.67
---------------------------------------------------------------------------------------------------
 Total return                                           6.98%       1.01%    6.26%    9.14%    6.51%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000's)                $134,458    $114,405  $97,728  $71,686  $42,424
 Ratio of expenses to average net assets                0.61%       0.69%    0.78%    0.83%    0.83%
 Ratio of net investment income to average net
   assets                                               6.66%       6.31%    5.87%    5.92%    5.51%
 Ratio of expenses to average net assets                0.61%       0.69%    0.78%    0.85%(a) 1.06%(a)
 Portfolio turnover (b)                               440.49%     433.26%  126.40%  349.00%  152.00%
---------------------------------------------------------------------------------------------------

 (a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

 (b) Portfolio turnover is calculated on the basis of the Portfolio.

Financial Highlights   [LOGO]


                   HSBC INVESTOR NEW YORK TAX-FREE BOND FUND

ADVISER (CLASS Y) SHARES

                                                                                              FOR THE PERIOD
                                                  FOR THE YEARS ENDED OCTOBER 31,             JULY 1, 1996
                                            --------------------------------------------      TO OCTOBER 31,
                                             2000        1999        1998         1997           1996(e)
NET ASSET VALUE, BEGINNING OF PERIOD        $10.07      $10.93       $10.64       $10.30          $10.18
-------------------------------------------------------------------------------------------------------------
Investment activities:
 Net investment income                        0.49        0.48         0.49         0.46            0.16
 Net realized and unrealized
   gains/(losses) from investment and
   futures transactions                       0.34       (0.84)        0.33         0.36            0.12
-------------------------------------------------------------------------------------------------------------
 Total from investment activities             0.83       (0.36)        0.82         0.82            0.28
-------------------------------------------------------------------------------------------------------------
DIVIDENDS:
 Net investment income                       (0.49)      (0.48)       (0.49)       (0.46)          (0.16)
 In excess of net investment income          (0.02)      (0.00)*         --           --              --
 Net realized gains from investment and
   futures transactions                         --       (0.02)       (0.04)       (0.02)             --
-------------------------------------------------------------------------------------------------------------
 Total dividends                             (0.51)      (0.50)       (0.53)       (0.48)          (0.16)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF PERIOD                                  $10.39      $10.07       $10.93       $10.64          $10.30
-------------------------------------------------------------------------------------------------------------
 Total return                                8.41%      (3.45%)       7.87%        8.38%           3.52%(c)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000's)        $9,514      $8,619       $8,641       $8,901          $8,233
 Ratio of expenses to average net assets     0.69%       0.71%        0.70%        0.78%           0.60%(b)
 Ratio of net investment income to average
   net assets                                4.82%       4.49%        4.53%        4.66%           4.78%(b)
 Ratio of expenses to average net
   assets (a)                                0.78%       0.96%        0.95%        1.27%           2.26%(b)
 Portfolio turnover (d)                     34.12%      46.56%      100.35%      163.46%         178.11%
-------------------------------------------------------------------------------------------------------------

  *  Less than $0.005 per share.

 (a) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

 (b) Annualized.

 (c) Not annualized.

 (d) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

 (e) Period from commencement of operations.

Financial Highlights   [LOGO]


                   HSBC INVESTOR EQUITY FUND

ADVISER (CLASS Y) SHARES

                                                                                        FOR THE PERIOD
                                                 FOR THE YEARS ENDED OCTOBER 31,        JULY 1, 1996
                                              ---------------------------------------   TO OCTOBER 31,
                                               2000        1999        1998     1997       1996(e)
NET ASSET VALUE, BEGINNING OF PERIOD          $19.89      $16.95      $15.01   $11.93       $11.49
-------------------------------------------------------------------------------------------------------
Investment activities:
 Net investment income                          0.10        0.10        0.08     0.10         0.08
 Net realized and unrealized gains
   (losses) from investment and futures
   transactions                               (0.51)        3.32        2.79     3.33         0.42
-------------------------------------------------------------------------------------------------------
 Total from investment activities             (0.41)        3.42        2.87     3.43         0.50
-------------------------------------------------------------------------------------------------------
DIVIDENDS:
 Net investment income                        (0.11)      (0.09)      (0.08)   (0.13)       (0.06)
 Net realized gains from investment and
   futures transactions                       (1.89)      (0.39)      (0.85)   (0.22)           --
-------------------------------------------------------------------------------------------------------
 Total dividends                              (2.00)      (0.48)      (0.93)   (0.35)       (0.06)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF PERIOD                                    $17.48      $19.89      $16.95   $15.01       $11.93
-------------------------------------------------------------------------------------------------------
 Total return                                 (2.19)%      20.59%      20.16%   29.28%        4.72%(c)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000's)        $204,772    $245,342    $210,498  $63,060      $33,155
 Ratio of expenses to average net assets        0.68%       0.69%       0.78%    0.96%        0.66%(b)
 Ratio of net investment income to
   average net assets                           0.58%       0.51%       0.55%    0.77%        1.93%(b)
 Ratio of expenses to average net assets        0.68%       0.69%       0.78%    1.03%(a)     0.97%(a),(b)
 Portfolio turnover (d)                        91.81%      70.85%     176.34%   99.02%       86.18%
-------------------------------------------------------------------------------------------------------

 (a) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

 (b) Annualized.

 (c) Not annualized.

 (d) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

 (e) Period from commencement of operations.

Financial Highlights   [LOGO]


                   HSBC INVESTOR MID-CAP FUND

TRUST (CLASS Y) SHARES

                                                                   FOR THE PERIOD
                                                                    JULY 1, 2000
                                                                   TO OCTOBER 31,
                                                                       2000(a)
                                                                   -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $  10.00
--------------------------------------------------------------------------------
Investment Activities:
   Net investment loss                                                    (0.01)
   Net realized and unrealized gains from investment
     transactions                                                          0.09 (b)
--------------------------------------------------------------------------------
   Total from investment activities                                        0.08
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                         $  10.08
--------------------------------------------------------------------------------
   Total return                                                            0.80%(c)
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000's)                                 $108,487
   Ratio of expenses to average net assets                                 1.01 %(d)
   Ratio of net investment loss to average net assets                     (0.22)%(d)
   Portfolio turnover (e)                                                 57.69 %
--------------------------------------------------------------------------------

(a) Period from commencement of operations.

(b) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c) Not annualized.

(d) Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

Financial Highlights   [LOGO]


                   HSBC INVESTOR INTERNATIONAL EQUITY FUND

ADVISER (CLASS Y) SHARES

                                                                   FOR THE YEARS ENDED OCTOBER 31,
                                                         ---------------------------------------------------
                                                          2000        1999        1998        1997     1996
NET ASSET VALUE, BEGINNING OF PERIOD                     $18.58      $13.24      $13.76      $12.05   $10.80
------------------------------------------------------------------------------------------------------------
Investment activities:
 Net investment income                                     0.11        0.09        0.11        0.12     0.11
 Net realized and unrealized gains from investments
   and foreign currency transactions                       0.75(a)     5.87        0.32        1.85     1.31
------------------------------------------------------------------------------------------------------------
 Total from investment activities                          0.86        5.96        0.43        1.97     1.42
------------------------------------------------------------------------------------------------------------
DIVIDENDS:
 Net investment income                                   (0.11)      (0.15)      (0.27)      (0.11)   (0.16)
 Net realized gains from investments and foreign
   currency transactions                                 (1.20)      (0.47)      (0.68)      (0.15)   (0.01)
------------------------------------------------------------------------------------------------------------
 Total dividends                                         (1.31)      (0.62)      (0.95)      (0.26)   (0.17)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $18.13      $18.58      $13.24      $13.76   $12.05
------------------------------------------------------------------------------------------------------------
 Total return                                              4.05%      46.92%       3.49%      16.62%   13.22%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000's)                   $219,837    $172,004    $120,250    $132,924  $96,977
 Ratio of expenses to average net assets                   0.90%       1.05%       1.09%       0.91%    1.11%
 Ratio of net investment income to average net
   assets                                                  0.51%       0.54%       0.75%       0.91%    0.99%
 Ratio of expenses to average net assets                   0.90%       1.05%       1.09%       0.91%    1.13%(a)
 Portfolio turnover(d)                                    27.81%      34.26%      40.47%      30.00%   23.30%
------------------------------------------------------------------------------------------------------------

 (a) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market value during the period.

 (b) Annualized.

 (c) Not annualized.

 (d) Portfolio turnover is calculated on the basis of the Portfolio.

Financial Highlights   [LOGO]


                   HSBC INVESTOR SMALL CAP EQUITY FUND

ADVISER (CLASS Y) SHARES

                                                                                                FOR THE PERIOD
                                                       FOR THE YEARS ENDED OCTOBER 31,         SEPTEMBER 3, 1996
                                                  ------------------------------------------    TO OCTOBER 31,
                                                   2000        1999        1998        1997         1996(d)
NET ASSET VALUE, BEGINNING OF PERIOD              $12.56      $11.48      $13.44      $10.63        $10.00
----------------------------------------------------------------------------------------------------------------
Investment activities:
 Net investment loss                              (0.10)      (0.09)      (0.09)      (0.06)            --
 Net realized and unrealized gains/(losses) from
   investments                                      6.73        2.65      (0.49)        2.93          0.63
----------------------------------------------------------------------------------------------------------------
 Total from investment activities                   6.63        2.56      (0.58)        2.87          0.63
----------------------------------------------------------------------------------------------------------------
DIVIDENDS:
 In excess of net investment income                   --      (0.03)          --          --            --
 Net realized gains from investments              (1.38)      (1.45)      (1.38)      (0.06)            --
----------------------------------------------------------------------------------------------------------------
 Total dividends                                  (1.38)      (1.48)      (1.38)      (0.06)            --
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF PERIOD                                        $17.81      $12.56      $11.48      $13.44        $10.63
----------------------------------------------------------------------------------------------------------------
 Total return                                      55.59%      24.63%      (4.27%)     27.18%         6.30%(c)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000's)            $253,724    $148,538    $112,935    $137,996       $92,842
 Ratio of expenses to average net assets            1.05%       1.18%       1.14%       1.02%         0.91%(b)
 Ratio of net investment loss to average net
   assets                                          (0.68%)     (0.81%)     (0.68%)     (0.50%)       (0.28%)(b)
 Ratio of expenses to average net assets            1.05%       1.18%       1.16%(a)    1.03%(a)      1.17%(a),(b)
 Portfolio turnover(e)                             79.51%      77.74%     154.69%      92.18%        50.55%
----------------------------------------------------------------------------------------------------------------

 (a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

 (b) Annualized.

 (c) Not annualized.

 (d) Period from commencement of operations.

 (e) Portfolio turnover is calculated on the basis of the Portfolio.



62

Prior Performance of Investment Sub-Advisers   [LOGO]


The following tables set forth information for the Fixed Income Fund, Equity Fund, International Equity Fund and the Small Cap Equity Fund, and information on the prior performance of the investment advisers (the 'Sub-Advisers') for those Funds and, where applicable, the corresponding portfolios.

The Sub-Adviser prior performance information is a composite of the average annual total returns of all institutional separate accounts managed by the Sub-Advisers that have investment objectives, policies and restrictions substantially similar to the Funds (and corresponding Portfolios), and which have been managed as the Funds (and corresponding Portfolios) have been managed. The composite data is provided to illustrate the past performance of the Sub-Advisers in managing substantially similar accounts with substantially similar investment objectives, strategies and policies as measured against the specified market index and does not represent the performance of the Fixed Income Fund, Equity Fund, International Equity Fund or Small Cap Equity Fund or the Fixed Income Portfolio, International Equity Portfolio or Small Cap Equity Portfolio.

                                                                   FIXED INCOME SUB-ADVISER
                                                                      ANNUALIZED RETURNS

                                                               MILLER ANDERSON
                                                                 & SHERRERD          SALOMON BIG
                                                                 COMPOSITE*           INDEX(2)
1 Year(1)                                                          10.36%              11.59%
Since Portfolio Inception**                                           N/A               8.38%
5 Years(1)                                                          6.44%               6.45%
10 Years(1)                                                         8.70%               8.00%

------------

(1) Through December 31, 2000.

(2) The Salomon Broad Investment Grade Bond Index is a market-capitalization-based total return index containing U.S. fixed rate issues having a maturity of greater than one year and at least $50 million outstanding. The Salomon BIG Index includes Treasury, Government-sponsored, mortgage-backed, and investment grade corporate issues.

  * The performance reflects the Miller Anderson & Sherrerd Composite as adjusted by the annual operating expenses of the Fund.

 ** Since December 31, 1994.

                                                                 EQUITY SUB-ADVISERS
                                                                  ANNUALIZED RETURNS

                                              ALLIANCE       RUSSELL        ICAP      RUSSELL     RUSSELL
                                             COMPOSITE*     GROWTH(2)    COMPOSITE*   VALUE(3)    1000(4)
1 Year(1)                                      -17.84%       -22.42%       6.49%       7.01%        -7.79%
Since Portfolio Inception**                     20.41%        18.15%      17.37%      16.91%        18.88%
5 Years(1)                                      20.11%        17.33%      17.62%      17.37%        18.16%
10 Years(1)                                     17.59%        18.61%         N/A      17.97%        17.67%

------------

 (1) Through December 31, 2000.

 (2) The Russell 1000 Growth Index is an unmanaged index of those companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

 (3) The Russell 1000 Value Index is an unmanaged index of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

 (4) The Russell 1000 Index is an unmanaged index of the 1000 largest U.S. companies (representing approximately 90% of the total market capitalization) in the Russell 3000 Index, which represents approximately 98% of the U.S. equity market by capitalization.

   * The performance reflects the Alliance Composite and the ICAP Composite as adjusted by the annual operating expenses of the Fund.

  ** August 1, 1995.

Prior Performance of Investment Sub-Advisers   [LOGO]


                                                              INTERNATIONAL EQUITY SUB-ADVISER
                                                                     ANNUALIZED RETURNS

                                                               CAPITAL GUARDIAN
                                                                    TRUST               EAFE
                                                                  COMPOSITE*           INDEX(2)
1 Year(1)                                                          -19.39%              -14.17%
Since Portfolio Inception**                                         14.72%                7.80%
5 Years(1)                                                          14.97%                7.13%
10 Years(1)                                                         13.66%                8.24%

------------

(1) Through December 31, 2000.

(2) The EAFE Index includes 1,600 companies in 22 countries representing the stock markets of Europe, Australia, New Zealand and the Far East. The combined market capitalization of these companies represents approximately 60% of the combined market value of the stock exchanges. The EAFE Index is capitalization weighted in U.S. dollars and includes dividends.

  * The performance reflects the Capital Guardian Trust Composite as adjusted by the annual operating expenses of the Fund.

 ** Since December 31, 1994.

                                                                 SMALL CAP EQUITY SUB-ADVISER
                                                                      ANNUALIZED RETURNS

                                                           MFS INSTITUTIONAL
                                                             ADVISORS, INC.          RUSSELL 2000
                                                               COMPOSITE*               INDEX(2)
1 Year(1)                                                         1.49%                  -3.02%
Since Portfolio Inception**                                         N/A                  10.36%
5 Years(1)                                                       20.27%                  10.31%

------------

(1) Through December 31, 2000.

(2) The Russell 2000 Small Stock Index is an unmanaged index of the 2000 smallest companies (representing approximately 10% of the total market capitalization) in the Russell 3000 Index, which represents approximately 98% of the U.S. equity market by capitalization.

  * The performance reflects the MFS Institutional Advisors, Inc. Composite as adjusted by the annual operating expenses of the Fund.

 ** Since August 31, 1996.

Taxable Equivalennt Yield Tables   [LOGO]


                        TAXABLE EQUIVALENT YIELD TABLES

The tables below show the approximate taxable yields which are equivalent to tax-exempt yields, for the ranges indicated, under (i) federal and New York State personal income tax laws, and (ii) federal, New York State and New York City personal income tax laws, in each case based upon the applicable 2000 rates. Such yields may differ under the laws applicable to subsequent years if the effect of any such law is to change any tax bracket or the amount of taxable income which is applicable to a tax bracket. Separate calculations, showing the applicable taxable income brackets, are provided for investors who file single returns and for those investors who file joint returns. For cases in which two or more state (or city) brackets fall within a federal bracket, the highest state (or city) bracket is combined with the federal bracket. The combined income tax brackets shown reflect the fact that state and city income taxes are currently deductible as an itemized deduction for federal tax purposes (however, a taxpayer's itemized deductions may be subject to an overall limitation, the effect of which has not been taken into account in preparing these tables).

                        FEDERAL AND NEW YORK STATE TABLE

-----------------------------------------------------------------------------------------------------------------
          TAXABLE INCOME*                                                TAX-EXEMPT YIELD
------------------------------------   INCOME      --------------------------------------------------------------
     SINGLE              JOINT           TAX       2.50%  3.00%   3.50%   4.00%   4.50%   5.00%   5.50%   6.00%
     RETURN             RETURN         BRACKET**                      EQUIVALENT TAXABLE YIELD
-----------------  -----------------   ---------   --------------------------------------------------------------
$      0-$26,250   $      0-$ 43,850    20.80%     3.16%   3.79%   4.42%   5.05%   5.68%   6.31%   6.95%    7.58%
$ 26,251-$63,550   $ 43,851-$105,950    32.90%     3.73%   4.47%   5.22%   5.95%   6.71%   7.46%   8.20%    8.95%
$ 63,551-$132,600  $105,951-$161,450    35.70%     3.89%   4.67%   5.44%   6.22%   7.00%   7.78%   8.56%    9.34%
$132,601-$288,350  $161,451-$288,150    40.40%     4.19%   5.03%   5.87%   6.71%   7.55%   8.39%   9.23%   10.06%
    > $288,350            > $288,150    43.70%     4.44%   5.33%   6.22%   7.11%   8.00%   8.89%   9.78%   10.66%

------------

 * Net amount subject to federal and New York State personal income tax after deductions and exemptions.

** Effective combined federal and state tax bracket.

This table does not take into account: (i) any taxes other than the regular federal income tax and the regular New York State personal income tax; or (ii) the New York State tax table benefit recapture tax. Also, it is assumed that:
(i) there are no federal or New York State minimum taxes applicable; (ii) a shareholder has no net capital gain; and (iii) a shareholder's taxable income for federal income tax purposes is the same as his or her taxable income for New York State income tax purposes. Also, this table does not reflect the fact that, due to factors including the federal phase-out of personal exemptions and reduction of certain itemized deductions for taxpayers whose adjusted gross income exceed specified thresholds, a shareholder's effective marginal tax rate may differ from his or her tax bracket rate.

                FEDERAL, NEW YORK STATE AND NEW YORK CITY TABLE

-----------------------------------------------------------------------------------------------------------------
          TAXABLE INCOME*                                                TAX-EXEMPT YIELD
------------------------------------   INCOME      --------------------------------------------------------------
     SINGLE              JOINT           TAX       2.50%  3.00%   3.50%   4.00%   4.50%   5.00%   5.50%   6.00%
     RETURN             RETURN         BRACKET**                      EQUIVALENT TAXABLE YIELD
-----------------  -----------------   ---------   --------------------------------------------------------------
$      0-$ 26,250  $      0-$ 43,850    23.60%     3.27%   3.93%   4.58%   .5.24%  5.89%   6.54%    7.20%    7.85%
$ 26,251-$ 63,550  $ 43,851-$105,950    35.32%     3.87%   4.64%   5.41%   6.18%   6.96%   7.73%    8.50%    9.28%
$ 63,551-$132,600  $105,951-$161,450    38.01%     4.03%   4.84%   5.65%   6.45%   7.26%   8.07%    8.87%    9.68%
$132,601-$288,350  $161,451-$288,350    42.51%     4.35%   5.22%   6.09%   6.96%   7.83%   8.70%    9.56%   10.44%
   > $288,350             > $288,350    45.79%     4.61%   5.53%   6.45%   7.37%   8.29%   9.21%   10.14%   11.06%

------------

 * Net amount subject to federal, New York State and New York City personal income tax after deductions and exemptions.

** Effective combined federal, state and city tax bracket.

This table does not take into account: (i) any taxes other than the regular federal income tax, the regular New York State personal income tax, and the regular New York City personal income tax (including the temporary tax surcharge and the additional tax); or (ii) the New York State tax table benefit recapture tax. Also, it is assumed that: (i) there are no federal, state or city minimum taxes applicable; (ii) a shareholder has no net capital gain; and (iii) a shareholder's taxable income for federal income tax purposes is the same as his or her income for state and city tax purposes. Also, this table does not reflect the fact that, due to factors including the federal phase-out of personal exemptions and reduction of certain itemized deductions for taxpayers whose adjusted gross income exceed specified thresholds, a shareholder's effective marginal tax rate may differ from his or her tax bracket rate.

While it is expected that most of the dividends paid to the shareholders of the New York Tax-Free Bond Fund will be exempt from federal, New York State and New York City personal income taxes, portions of such dividends from time to time may be subject to such taxes.

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For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENTS OF ADDITIONAL INFORMATION (SAIs):

The SAIs provide more detailed information about the Funds, including their operations and investment policies. They are incorporated by reference and legally considered a part of this prospectus.

YOU CAN GET FREE COPIES OF FUNDS' REPORTS AND THE SAIS, PROSPECTUSES OF OTHER MEMBERS OF THE HSBC INVESTOR FAMILY OF FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS, BY CONTACTING A BROKER OR HSBC BROKERAGE
(USA) INC. FINANCIAL SERVICES AT 1-888-525-5757. OR CONTACT THE FUNDS AT:

           HSBC INVESTOR FUNDS
           P.O. BOX 182845
           COLUMBUS, OHIO 43218-2845
           TELEPHONE: 1-800-782-8183

You can review the Funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

  For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090.

  Free from the Commission's Website at http://www.sec.gov.





Investment Company Act file no. 811-4782.

RFFRC (3/00)